UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF, Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 3.0%
American Assets Trust, Inc.	276,951	11,526,701
Forest City Realty Trust, Inc., Class A	1,962,276	49,645,583
Liberty Property Trust	1,085,588	49,166,280
PS Business Parks, Inc.	146,569	20,669,160
Washington Real Estate Investment Trust	577,703	15,574,873
		146,582,597

Health Care REITs 11.0%
HCP, Inc.	3,450,513	100,962,010
Healthcare Realty Trust, Inc.	919,696	28,510,576
LTC Properties, Inc.	291,102	13,518,777
Senior Housing Properties Trust	1,745,283	24,015,094
Universal Health Realty Income Trust	93,213	6,544,485
Ventas, Inc.	2,617,683	166,196,694
Welltower, Inc.	2,732,216	197,621,183
		537,368,819

Hotel & Resort REITs 8.0%
Apple Hospitality REIT, Inc.	1,590,095	25,234,808
Ashford Hospitality Trust, Inc.	621,646	3,077,148
Braemar Hotels & Resorts, Inc.	224,555	2,133,272
Chatham Lodging Trust	337,450	6,745,625
Chesapeake Lodging Trust	443,523	13,114,975
DiamondRock Hospitality Co.	1,526,400	16,088,256
Hersha Hospitality Trust	265,500	5,071,050
Hospitality Properties Trust	1,207,088	32,398,242
Host Hotels & Resorts, Inc.	5,446,933	103,491,727
LaSalle Hotel Properties (a)	807,383	25,884,699
Park Hotels & Resorts, Inc.	1,477,483	45,536,026
Pebblebrook Hotel Trust	237,169	8,281,941
RLJ Lodging Trust	1,287,462	26,186,977
Ryman Hospitality Properties, Inc.	376,871	27,929,910
Summit Hotel Properties, Inc.	769,218	8,576,781
Sunstone Hotel Investors, Inc.	1,676,264	25,579,789
Xenia Hotels & Resorts, Inc.	822,054	16,704,137
		392,035,363

Industrial REITs 9.5%
Duke Realty Corp.	2,623,841	74,674,515
EastGroup Properties, Inc.	262,466	26,251,849
First Industrial Realty Trust, Inc.	925,257	29,663,740
Prologis, Inc.	4,623,211	311,327,029
Rexford Industrial Realty, Inc.	670,441	21,883,194
		463,800,327

Office REITs 16.1%
Alexandria Real Estate Equities, Inc.	776,668	96,695,166
Boston Properties, Inc.	1,134,045	148,786,704
Brandywine Realty Trust	1,311,641	18,717,117
Security	Number of Shares	Value ($)
Columbia Property Trust, Inc.	866,380	18,601,179
Corporate Office Properties Trust	799,459	19,562,762
Cousins Properties, Inc.	3,087,321	26,087,862
Douglas Emmett, Inc.	1,185,456	43,767,035
Easterly Government Properties, Inc.	443,401	8,078,766
Equity Commonwealth	892,278	28,347,672
Franklin Street Properties Corp.	787,533	6,064,004
Highwoods Properties, Inc.	759,857	32,954,998
Hudson Pacific Properties, Inc.	1,150,805	35,513,842
JBG SMITH Properties	795,383	31,870,997
Kilroy Realty Corp.	739,164	51,808,005
Mack-Cali Realty Corp.	663,507	14,371,562
NorthStar Realty Europe Corp.	364,991	5,971,253
Paramount Group, Inc.	1,518,871	21,674,289
Piedmont Office Realty Trust, Inc., Class A	942,854	17,471,085
SL Green Realty Corp.	635,786	61,302,486
Tier REIT, Inc.	396,078	9,323,676
Vornado Realty Trust	1,271,417	91,491,167
		788,461,627

Residential REITs 21.8%
American Campus Communities, Inc.	1,006,312	44,106,655
American Homes 4 Rent, Class A	1,887,278	39,312,001
Apartment Investment & Management Co., Class A	1,155,619	54,418,099
AvalonBay Communities, Inc.	1,015,100	193,447,607
Camden Property Trust	681,513	64,852,777
Equity LifeStyle Properties, Inc.	654,400	65,132,432
Equity Residential	2,704,684	192,708,735
Essex Property Trust, Inc.	485,106	127,345,176
Independence Realty Trust, Inc.	643,773	6,502,107
Invitation Homes, Inc.	2,179,017	46,761,705
Mid-America Apartment Communities, Inc.	835,782	86,553,584
Sun Communities, Inc.	634,222	66,022,510
UDR, Inc.	1,965,809	83,782,779
		1,070,946,167

Retail REITs 18.3%
Acadia Realty Trust	598,530	17,159,855
Brixmor Property Group, Inc.	2,222,518	36,671,547
CBL & Associates Properties, Inc.	1,273,067	3,322,705
Cedar Realty Trust, Inc.	651,466	2,338,763
Federal Realty Investment Trust	539,759	71,296,766
Kimco Realty Corp.	3,094,640	50,597,364
Kite Realty Group Trust	613,816	10,134,102
Pennsylvania Real Estate Investment Trust	470,916	3,856,802
Regency Centers Corp.	1,244,387	79,217,677
Retail Opportunity Investments Corp.	828,282	14,991,904
Retail Properties of America, Inc., Class A	1,612,400	20,300,116
Retail Value, Inc. *	112,484	3,260,911
RPT Realty	586,977	8,387,901
Saul Centers, Inc.	84,090	4,427,339
Seritage Growth Properties, Class A (a)	204,450	7,756,833
Simon Property Group, Inc.	2,270,896	421,682,678
SITE Centers Corp.	1,069,544	13,305,128

1

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tanger Factory Outlet Centers, Inc.	689,702	16,311,452
Taubman Centers, Inc.	447,904	23,712,038
The Macerich Co.	776,965	39,073,570
Urban Edge Properties	837,367	16,697,098
Washington Prime Group, Inc.	1,365,297	8,533,106
Weingarten Realty Investors	874,787	25,246,353
		898,282,008

Specialized REITs 12.2%
CubeSmart	1,365,164	42,511,207
Digital Realty Trust, Inc.	1,513,556	174,119,482
Extra Space Storage, Inc.	929,024	89,167,723
Life Storage, Inc.	342,237	33,416,021
National Storage Affiliates Trust	415,849	11,631,297
Public Storage	1,100,428	234,677,275
QTS Realty Trust, Inc., Class A	374,684	15,208,424
		600,731,429
Total Common Stock
(Cost $4,598,532,354)		4,898,208,337

Other Investment Companies 0.8% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (b)	10,736,061	10,736,061

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 2.13% (b)	28,975,325	28,975,325
Total Other Investment Companies
(Cost $39,711,386)		39,711,386

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 12/21/18	75	2,421,750	48,354
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,957,034.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,898,208,337	$—	$—	$4,898,208,337
Other Investment Companies[1]	39,711,386	—	—	39,711,386
Futures Contracts[2]	48,354	—	—	48,354
Total	$4,937,968,077	$—	$—	$4,937,968,077
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
2

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
3

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG66362NOV18
4

Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.4%
Adient plc	4,161	98,533
American Axle & Manufacturing Holdings, Inc. *	1,830	22,784
Aptiv plc	2,687	193,195
BorgWarner, Inc.	3,094	122,461
Cooper Tire & Rubber Co.	1,996	68,263
Cooper-Standard Holding, Inc. *	293	21,424
Dana, Inc.	2,741	39,772
Dorman Products, Inc. *	243	21,350
Ford Motor Co.	112,527	1,058,879
Garrett Motion, Inc. *	569	6,544
General Motors Co.	35,715	1,355,384
Gentex Corp.	2,421	54,521
Gentherm, Inc. *	411	19,083
Harley-Davidson, Inc.	3,470	146,746
LCI Industries	275	21,280
Lear Corp.	1,101	150,011
Modine Manufacturing Co. *	745	9,722
Standard Motor Products, Inc.	378	19,909
Superior Industries International, Inc.	1,103	8,118
Tenneco, Inc., Class A	1,279	43,166
Tesla, Inc. *	19	6,659
The Goodyear Tire & Rubber Co.	7,981	184,840
Thor Industries, Inc.	611	41,432
Tower International, Inc.	495	13,919
Visteon Corp. *	898	66,290
Winnebago Industries, Inc.	324	8,110
		3,802,395

Banks 4.9%
Associated Banc-Corp.	1,125	26,066
BancorpSouth Bank	414	12,747
Bank of America Corp.	45,847	1,302,055
Bank of Hawaii Corp.	347	27,673
Bank OZK	350	9,485
BankUnited, Inc.	771	26,630
Banner Corp.	70	4,200
BB&T Corp.	6,037	308,491
BOK Financial Corp.	191	16,101
Capitol Federal Financial, Inc.	1,381	19,389
Cathay General Bancorp	344	13,612
Central Pacific Financial Corp.	160	4,486
Chemical Financial Corp.	194	9,157
CIT Group, Inc.	1,868	86,731
Citigroup, Inc.	24,780	1,605,496
Citizens Financial Group, Inc.	3,686	134,023
Columbia Banking System, Inc.	402	16,353
Comerica, Inc.	977	77,359
Commerce Bancshares, Inc.	627	39,504
Community Bank System, Inc.	201	13,198
Cullen/Frost Bankers, Inc.	303	30,397
CVB Financial Corp.	537	12,480
Security	Number of Shares	Value ($)
East West Bancorp, Inc.	756	40,590
Essent Group Ltd. *	151	5,823
F.N.B. Corp.	1,857	22,767
Fifth Third Bancorp	7,798	217,798
First BanCorp (Puerto Rico)	756	6,842
First Citizens BancShares, Inc., Class A	35	15,031
First Commonwealth Financial Corp.	641	8,936
First Financial Bancorp	538	15,021
First Financial Bankshares, Inc.	203	13,301
First Hawaiian, Inc.	227	5,907
First Horizon National Corp.	1,266	20,876
First Midwest Bancorp, Inc.	416	9,813
First Republic Bank	526	52,153
Fulton Financial Corp.	1,812	31,547
Glacier Bancorp, Inc.	455	21,485
Great Western Bancorp, Inc.	340	12,689
Hancock Whitney Corp.	584	23,488
Home BancShares, Inc.	498	9,766
Hope Bancorp, Inc.	371	5,639
Huntington Bancshares, Inc.	6,346	92,588
IBERIABANK Corp.	195	14,576
International Bancshares Corp.	432	16,584
Investors Bancorp, Inc.	1,258	15,448
JPMorgan Chase & Co.	26,682	2,966,772
KeyCorp	6,208	113,855
M&T Bank Corp.	871	147,208
MB Financial, Inc.	453	20,784
MGIC Investment Corp. *	871	10,199
National Bank Holdings Corp., Class A	314	11,690
NBT Bancorp, Inc.	302	11,769
New York Community Bancorp, Inc.	7,111	75,590
Northwest Bancshares, Inc.	1,020	18,289
Ocwen Financial Corp. *	5,101	10,763
Old National Bancorp	1,062	19,891
PacWest Bancorp	617	24,828
Park National Corp.	99	9,467
People's United Financial, Inc.	3,164	53,345
Popular, Inc.	985	55,554
Prosperity Bancshares, Inc.	353	24,495
Provident Financial Services, Inc.	404	10,375
Radian Group, Inc.	1,333	24,527
Regions Financial Corp.	8,748	143,905
Signature Bank	196	24,173
South State Corp.	60	4,354
SunTrust Banks, Inc.	3,853	241,545
SVB Financial Group *	139	35,419
Synovus Financial Corp.	761	28,773
TCF Financial Corp.	1,193	26,831
Texas Capital Bancshares, Inc. *	153	9,128
The Bank of NT Butterfield & Son Ltd.	210	8,333
The PNC Financial Services Group, Inc.	3,583	486,500
Trustmark Corp.	604	19,533
U.S. Bancorp	15,287	832,530
UMB Financial Corp.	216	14,617
Umpqua Holdings Corp.	1,333	25,647
Union Bankshares Corp.	272	9,629
United Bankshares, Inc.	501	18,121

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
United Community Banks, Inc.	150	3,877
Valley National Bancorp	2,114	22,873
Walker & Dunlop, Inc.	90	4,251
Washington Federal, Inc.	906	26,102
Webster Financial Corp.	467	28,099
Wells Fargo & Co.	50,716	2,752,864
WesBanco, Inc.	110	4,783
Westamerica Bancorp	216	13,651
Western Alliance Bancorp *	154	7,218
Wintrust Financial Corp.	201	15,547
Zions Bancorp NA	837	40,728
		12,932,733

Capital Goods 7.6%
3M Co.	5,354	1,113,204
A.O. Smith Corp.	737	34,919
AAON, Inc.	151	5,730
AAR Corp.	729	31,850
Actuant Corp., Class A	1,367	34,995
Acuity Brands, Inc.	329	42,777
AECOM *	2,761	88,794
Aegion Corp. *	741	14,153
AGCO Corp.	1,962	117,092
Air Lease Corp.	631	24,521
Aircastle Ltd.	785	14,640
Alamo Group, Inc.	110	9,109
Albany International Corp., Class A	228	16,498
Allegion plc	330	30,225
Allison Transmission Holdings, Inc.	1,402	66,048
Altra Industrial Motion Corp.	294	9,276
American Woodmark Corp. *	103	6,890
AMETEK, Inc.	1,456	106,914
Apogee Enterprises, Inc.	365	13,304
Applied Industrial Technologies, Inc.	634	41,356
Arcosa, Inc. *	1,040	28,434
Armstrong Flooring, Inc. *	1,127	17,626
Armstrong World Industries, Inc. *	531	35,572
Astec Industries, Inc.	372	13,269
Atkore International Group, Inc. *	592	12,089
AZZ, Inc.	381	18,189
Barnes Group, Inc.	433	26,002
Beacon Roofing Supply, Inc. *	746	26,006
BMC Stock Holdings, Inc. *	636	10,818
Briggs & Stratton Corp.	1,057	15,770
Builders FirstSource, Inc. *	292	3,951
BWX Technologies, Inc.	540	24,419
Carlisle Cos., Inc.	649	68,482
Caterpillar, Inc.	6,639	900,713
Chart Industries, Inc. *	295	18,750
CIRCOR International, Inc. *	319	10,559
Colfax Corp. *	1,296	32,322
Comfort Systems USA, Inc.	412	21,696
Crane Co.	453	39,126
Cubic Corp.	313	19,152
Cummins, Inc.	2,729	412,243
Curtiss-Wright Corp.	357	39,413
Deere & Co.	4,754	736,300
Donaldson Co., Inc.	1,163	65,175
Dover Corp.	2,038	173,006
DXP Enterprises, Inc. *	130	4,710
Dycom Industries, Inc. *	279	18,487
Eaton Corp. plc	5,924	455,793
EMCOR Group, Inc.	971	70,747
Emerson Electric Co.	9,599	648,124
Encore Wire Corp.	503	25,130
EnerSys	671	58,625
EnPro Industries, Inc.	191	13,443
ESCO Technologies, Inc.	215	15,110
Security	Number of Shares	Value ($)
Esterline Technologies Corp. *	504	59,840
Fastenal Co.	2,596	153,839
Federal Signal Corp.	672	15,765
Flowserve Corp.	2,770	134,373
Fluor Corp.	5,872	240,341
Fortive Corp.	1,718	130,688
Fortune Brands Home & Security, Inc.	1,411	61,802
Franklin Electric Co., Inc.	470	21,268
GATX Corp.	720	60,127
Generac Holdings, Inc. *	868	49,407
General Dynamics Corp.	2,979	550,787
General Electric Co.	206,462	1,548,465
Gibraltar Industries, Inc. *	319	11,535
Global Brass & Copper Holdings, Inc.	361	11,686
GMS, Inc. *	201	3,777
Graco, Inc.	1,000	44,050
Granite Construction, Inc.	599	30,327
Griffon Corp.	721	8,767
H&E Equipment Services, Inc.	610	13,512
Harris Corp.	888	126,940
Harsco Corp. *	1,116	29,853
HD Supply Holdings, Inc. *	1,285	51,272
HEICO Corp.	73	6,170
HEICO Corp., Class A	124	8,372
Herc Holdings, Inc. *	404	14,411
Hexcel Corp.	763	47,054
Hillenbrand, Inc.	604	26,763
Honeywell International, Inc.	5,798	850,856
Hubbell, Inc.	739	81,408
Huntington Ingalls Industries, Inc.	367	79,088
Hyster-Yale Materials Handling, Inc.	286	18,724
IDEX Corp.	489	67,189
Illinois Tool Works, Inc.	4,067	565,516
Ingersoll-Rand plc	2,571	266,150
ITT, Inc.	797	44,194
Jacobs Engineering Group, Inc.	2,574	169,035
John Bean Technologies Corp.	50	4,127
Johnson Controls International plc	6,614	230,035
Kaman Corp.	302	17,145
KBR, Inc.	3,018	56,044
Kennametal, Inc.	1,149	48,051
L3 Technologies, Inc.	603	110,524
Lennox International, Inc.	197	44,504
Lincoln Electric Holdings, Inc.	853	73,315
Lindsay Corp.	153	15,477
Lockheed Martin Corp.	2,019	606,568
Masco Corp.	1,867	59,165
Masonite International Corp. *	335	17,979
MasTec, Inc. *	856	38,597
Maxar Technologies Ltd.	923	15,285
Meritor, Inc. *	597	9,851
Milacron Holdings Corp. *	318	4,532
Moog, Inc., Class A	543	47,485
MRC Global, Inc. *	2,688	42,282
MSC Industrial Direct Co., Inc., Class A	684	60,596
Mueller Industries, Inc.	1,565	37,278
Mueller Water Products, Inc., Class A	1,339	14,100
MYR Group, Inc. *	470	14,711
National Presto Industries, Inc.	108	13,876
Nordson Corp.	400	48,164
Northrop Grumman Corp.	1,861	483,637
NOW, Inc. *	4,310	58,142
Oshkosh Corp.	1,482	105,711
Owens Corning	1,512	78,851
PACCAR, Inc.	4,997	310,913
Parker-Hannifin Corp.	1,660	285,586
Pentair plc	1,765	75,365
Primoris Services Corp.	764	18,451
Quanex Building Products Corp.	775	12,237

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quanta Services, Inc. *	3,819	134,047
Raven Industries, Inc.	311	12,549
Raytheon Co.	2,722	477,275
RBC Bearings, Inc. *	91	13,925
Regal Beloit Corp.	731	57,150
Resideo Technologies, Inc. *	954	19,681
Rexnord Corp. *	998	28,253
Rockwell Automation, Inc.	995	173,468
Roper Technologies, Inc.	357	106,240
Rush Enterprises, Inc., Class A	763	29,070
Simpson Manufacturing Co., Inc.	333	19,481
Snap-on, Inc.	568	94,424
Spirit AeroSystems Holdings, Inc., Class A	1,013	82,944
SPX FLOW, Inc. *	687	25,783
Standex International Corp.	127	10,122
Stanley Black & Decker, Inc.	1,550	202,817
Teledyne Technologies, Inc. *	242	54,348
Tennant Co.	247	14,783
Terex Corp.	1,713	56,632
Textainer Group Holdings Ltd. *	765	8,530
Textron, Inc.	3,007	168,813
The Boeing Co.	3,373	1,169,621
The Greenbrier Cos., Inc.	636	31,107
The Middleby Corp. *	266	32,130
The Timken Co.	1,446	58,057
The Toro Co.	746	46,245
Titan International, Inc.	1,323	8,613
Titan Machinery, Inc. *	398	6,977
TransDigm Group, Inc. *	375	135,626
Trex Co., Inc. *	80	5,098
TriMas Corp. *	518	15,038
Trinity Industries, Inc.	3,145	74,945
Triton International Ltd.	540	18,403
Triumph Group, Inc.	1,479	24,862
Tutor Perini Corp. *	1,474	27,431
United Rentals, Inc. *	1,056	123,689
United Technologies Corp.	11,083	1,350,396
Univar, Inc. *	1,284	27,811
Universal Forest Products, Inc.	1,190	32,915
USG Corp.	582	25,049
Valmont Industries, Inc.	407	53,130
Veritiv Corp. *	769	23,339
W.W. Grainger, Inc.	803	252,174
Wabash National Corp.	1,359	21,119
WABCO Holdings, Inc. *	475	57,689
Wabtec Corp.	677	64,044
Watsco, Inc.	342	52,565
Watts Water Technologies, Inc., Class A	289	21,317
Welbilt, Inc. *	1,347	18,616
WESCO International, Inc. *	1,429	76,323
Woodward, Inc.	531	44,434
Xylem, Inc.	1,075	78,453
		20,331,032

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,625	51,480
ACCO Brands Corp.	1,740	14,129
Advanced Disposal Services, Inc. *	341	9,190
ASGN, Inc. *	307	21,260
Brady Corp., Class A	543	23,653
CBIZ, Inc. *	639	13,477
Cimpress N.V. *	115	13,876
Cintas Corp.	648	121,422
Clean Harbors, Inc. *	700	45,171
Copart, Inc. *	921	47,137
CoStar Group, Inc. *	40	14,776
Covanta Holding Corp.	2,131	35,289
Deluxe Corp.	687	34,590
Security	Number of Shares	Value ($)
Equifax, Inc.	729	74,846
Essendant, Inc.	5,084	64,262
Exponent, Inc.	267	13,435
FTI Consulting, Inc. *	586	41,166
Healthcare Services Group, Inc.	582	27,470
Herman Miller, Inc.	782	26,479
HNI Corp.	866	33,384
Huron Consulting Group, Inc. *	398	22,157
ICF International, Inc.	223	15,617
IHS Markit Ltd. *	1,057	56,412
Insperity, Inc.	231	23,109
Interface, Inc.	670	10,854
KAR Auction Services, Inc.	1,031	58,911
Kelly Services, Inc., Class A	1,746	40,018
Kforce, Inc.	568	18,000
Kimball International, Inc., Class B	665	10,148
Knoll, Inc.	713	13,811
Korn/Ferry International	393	19,245
LSC Communications, Inc.	4,021	40,290
ManpowerGroup, Inc.	2,037	165,364
Matthews International Corp., Class A	351	14,788
McGrath RentCorp	302	16,136
Mobile Mini, Inc.	346	13,985
MSA Safety, Inc.	236	25,722
Navigant Consulting, Inc.	726	18,600
Nielsen Holdings plc	5,266	143,077
Pitney Bowes, Inc.	7,696	64,954
Quad/Graphics, Inc.	1,109	18,165
R.R. Donnelley & Sons Co.	6,398	40,499
Republic Services, Inc.	2,349	181,672
Robert Half International, Inc.	1,742	107,708
Rollins, Inc.	342	21,738
SP Plus Corp. *	183	5,547
Steelcase, Inc., Class A	2,321	37,600
Stericycle, Inc. *	743	35,716
Team, Inc. *	750	12,533
Tetra Tech, Inc.	622	37,917
The Brink's Co.	353	24,999
The Dun & Bradstreet Corp.	451	64,737
TransUnion	371	23,955
TrueBlue, Inc. *	855	21,589
UniFirst Corp.	165	25,478
Verisk Analytics, Inc. *	517	63,756
Viad Corp.	290	14,602
Waste Management, Inc.	4,152	389,250
		2,645,151

Consumer Durables & Apparel 1.5%
American Outdoor Brands Corp. *	1,401	17,064
Brunswick Corp.	948	50,282
Callaway Golf Co.	712	12,197
Carter's, Inc.	596	55,130
Cavco Industries, Inc. *	20	3,291
Columbia Sportswear Co.	249	22,741
Crocs, Inc. *	1,051	29,218
D.R. Horton, Inc.	2,674	99,526
Deckers Outdoor Corp. *	508	67,686
Ethan Allen Interiors, Inc.	584	12,136
Fossil Group, Inc. *	6,663	128,796
G-III Apparel Group Ltd. *	829	33,226
Garmin Ltd.	1,304	86,925
GoPro, Inc., Class A *	2,283	11,598
Hanesbrands, Inc.	4,172	66,376
Hasbro, Inc.	1,101	100,191
Helen of Troy Ltd. *	339	48,487
iRobot Corp. *	160	15,264
KB Home	725	15,305
La-Z-Boy, Inc.	906	26,482

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Leggett & Platt, Inc.	1,930	74,768
Lennar Corp., Class A	1,827	78,068
Lululemon Athletica, Inc. *	466	61,768
M.D.C Holdings, Inc.	728	21,440
M/I Homes, Inc. *	426	10,028
Mattel, Inc. *	10,746	149,369
Meritage Homes Corp. *	599	22,912
Michael Kors Holdings Ltd. *	2,225	97,344
Mohawk Industries, Inc. *	492	63,005
Movado Group, Inc.	323	12,158
Newell Brands, Inc.	3,961	92,687
NIKE, Inc., Class B	10,535	791,389
NVR, Inc. *	33	80,850
Oxford Industries, Inc.	222	17,847
Polaris Industries, Inc.	855	82,935
PulteGroup, Inc.	3,817	101,227
PVH Corp.	825	91,171
Ralph Lauren Corp.	1,368	152,395
Skechers U.S.A., Inc., Class A *	1,092	29,484
Steven Madden Ltd.	1,196	38,547
Sturm Ruger & Co., Inc.	352	18,871
Tapestry, Inc.	4,286	166,854
Taylor Morrison Home Corp., Class A *	1,352	22,862
Tempur Sealy International, Inc. *	574	29,262
Toll Brothers, Inc.	1,067	35,179
TopBuild Corp. *	323	16,457
TRI Pointe Group, Inc. *	1,254	15,650
Tupperware Brands Corp.	1,281	48,627
Under Armour, Inc., Class A *	1,390	33,193
Under Armour, Inc., Class C *	1,429	31,910
Unifi, Inc. *	324	8,997
Universal Electronics, Inc. *	245	8,448
VF Corp.	3,459	281,182
Vista Outdoor, Inc. *	2,437	27,782
Whirlpool Corp.	1,516	191,213
Wolverine World Wide, Inc.	1,010	34,946
		3,942,746

Consumer Services 2.1%
Adtalem Global Education, Inc. *	1,219	70,385
American Public Education, Inc. *	371	11,739
Aramark	2,870	109,232
BJ's Restaurants, Inc.	337	18,306
Bloomin' Brands, Inc.	1,566	30,615
Boyd Gaming Corp.	512	12,708
Bright Horizons Family Solutions, Inc. *	252	30,663
Brinker International, Inc.	1,439	73,504
Caesars Entertainment Corp. *	869	7,404
Career Education Corp. *	1,139	15,365
Carnival Corp.	4,743	285,956
Chipotle Mexican Grill, Inc. *	271	128,240
Choice Hotels International, Inc.	274	21,336
Churchill Downs, Inc.	78	21,665
Cracker Barrel Old Country Store, Inc.	231	41,767
Darden Restaurants, Inc.	1,269	140,275
Dave & Buster's Entertainment, Inc.	244	13,874
Dine Brands Global, Inc.	328	29,251
Domino's Pizza, Inc.	227	62,952
Dunkin' Brands Group, Inc.	585	43,290
Extended Stay America, Inc.	2,107	38,347
Fiesta Restaurant Group, Inc. *	504	9,500
frontdoor, Inc. *	215	5,007
Graham Holdings Co., Class B	77	50,740
Grand Canyon Education, Inc. *	178	21,780
H&R Block, Inc.	2,988	80,706
Hilton Grand Vacations, Inc. *	391	12,536
Hilton Worldwide Holdings, Inc.	917	69,270
Houghton Mifflin Harcourt Co. *	3,433	34,158
Security	Number of Shares	Value ($)
Hyatt Hotels Corp., Class A	414	29,522
International Game Technology plc	2,083	35,848
International Speedway Corp., Class A	299	12,660
Jack in the Box, Inc.	384	34,057
K12, Inc. *	959	22,882
Las Vegas Sands Corp.	3,631	199,487
Laureate Education, Inc., Class A *	362	5,340
Marriott International, Inc., Class A	1,109	127,568
Marriott Vacations Worldwide Corp.	317	25,740
McDonald's Corp.	8,770	1,653,233
MGM Resorts International	4,144	111,722
Norwegian Cruise Line Holdings Ltd. *	1,052	53,989
Penn National Gaming, Inc. *	1,182	26,134
Red Robin Gourmet Burgers, Inc. *	366	12,697
Red Rock Resorts, Inc., Class A	498	13,028
Regis Corp. *	1,331	24,317
Royal Caribbean Cruises Ltd.	1,234	139,528
SeaWorld Entertainment, Inc. *	1,776	50,581
Service Corp. International	1,478	68,284
ServiceMaster Global Holdings, Inc. *	437	19,346
Six Flags Entertainment Corp.	765	46,940
Sonic Corp.	527	22,898
Sotheby's *	444	17,756
Starbucks Corp.	8,134	542,701
Strategic Education, Inc.	305	41,630
Texas Roadhouse, Inc.	562	37,109
The Cheesecake Factory, Inc.	847	39,970
The Wendy's Co.	3,420	61,321
Vail Resorts, Inc.	129	36,014
Weight Watchers International, Inc. *	498	24,910
Wyndham Destinations, Inc.	1,515	62,827
Wyndham Hotels & Resorts, Inc.	1,485	74,443
Wynn Resorts Ltd.	793	86,754
Yum China Holdings, Inc.	2,917	104,516
Yum! Brands, Inc.	3,788	349,329
		5,705,652

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	365	40,559
AGNC Investment Corp.	4,046	71,614
Ally Financial, Inc.	12,856	342,998
American Express Co.	9,363	1,051,184
Ameriprise Financial, Inc.	2,264	293,754
Annaly Capital Management, Inc.	12,254	123,030
Artisan Partners Asset Management, Inc., Class A	171	4,656
Berkshire Hathaway, Inc., Class B *	14,760	3,221,222
BGC Partners, Inc., Class A	1,481	15,610
BlackRock, Inc.	717	306,883
Cannae Holdings, Inc. *	2,362	41,170
Capital One Financial Corp.	8,131	729,188
Capstead Mortgage Corp.	1,401	10,830
Cboe Global Markets, Inc.	376	40,465
Chimera Investment Corp.	2,264	43,446
CME Group, Inc.	1,494	283,980
Cohen & Steers, Inc.	120	4,483
Credit Acceptance Corp. *	78	31,935
Discover Financial Services	6,207	442,559
Donnelley Financial Solutions, Inc. *	861	14,344
E*TRADE Financial Corp.	815	42,616
Eaton Vance Corp.	865	35,232
Encore Capital Group, Inc. *	219	6,128
Enova International, Inc. *	482	10,672
Evercore, Inc., Class A	251	20,723
EZCORP, Inc., Class A *	1,285	12,233
FactSet Research Systems, Inc.	180	42,208
Federated Investors, Inc., Class B	1,480	39,190
FirstCash, Inc.	246	21,906

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Franklin Resources, Inc.	7,219	244,652
Green Dot Corp., Class A *	70	5,834
Greenhill & Co., Inc.	728	17,130
Intercontinental Exchange, Inc.	1,444	118,004
Invesco Ltd.	5,940	120,879
Invesco Mortgage Capital, Inc.	1,507	23,539
Jefferies Financial Group, Inc.	3,458	75,557
Ladder Capital Corp., Class A	369	6,513
Lazard Ltd., Class A	982	39,398
Legg Mason, Inc.	2,591	75,061
LPL Financial Holdings, Inc.	1,152	73,924
MarketAxess Holdings, Inc.	74	16,112
MFA Financial, Inc.	3,930	28,493
Moody's Corp.	870	138,391
Morgan Stanley	6,917	307,046
Morningstar, Inc.	167	19,729
MSCI, Inc.	398	62,522
Nasdaq, Inc.	681	62,189
Navient Corp.	14,244	163,806
Nelnet, Inc., Class A	318	17,315
New Residential Investment Corp.	2,387	41,056
New York Mortgage Trust, Inc.	2,076	12,871
Northern Trust Corp.	1,156	114,710
OneMain Holdings, Inc. *	770	22,538
PennyMac Mortgage Investment Trust	1,244	26,186
Piper Jaffray Cos.	60	4,282
PRA Group, Inc. *	677	20,662
Raymond James Financial, Inc.	645	51,426
Redwood Trust, Inc.	1,159	19,344
S&P Global, Inc.	1,064	194,563
Santander Consumer USA Holdings, Inc.	3,544	68,931
SEI Investments Co.	809	43,443
SLM Corp. *	7,923	81,369
Starwood Property Trust, Inc.	2,049	45,836
State Street Corp.	3,362	245,493
Stifel Financial Corp.	381	18,391
Synchrony Financial	10,914	283,546
T. Rowe Price Group, Inc.	2,362	234,688
TD Ameritrade Holding Corp.	1,252	67,370
The Bank of New York Mellon Corp.	8,121	416,689
The Charles Schwab Corp. (a)	2,701	121,005
The Goldman Sachs Group, Inc.	4,745	904,824
Two Harbors Investment Corp.	2,989	42,982
Virtus Investment Partners, Inc.	40	3,800
Voya Financial, Inc.	2,913	130,939
Waddell & Reed Financial, Inc., Class A	2,775	56,499
World Acceptance Corp. *	197	21,461
		12,255,816

Energy 11.1%
Anadarko Petroleum Corp.	6,120	323,748
Antero Resources Corp. *	2,287	30,028
Apache Corp.	8,808	309,425
Archrock, Inc.	2,108	21,502
Baker Hughes a GE Co.	10,502	239,656
Bristow Group, Inc. *	2,146	8,412
Cabot Oil & Gas Corp.	2,374	59,730
CARBO Ceramics, Inc. *	1,461	6,691
Chesapeake Energy Corp. *	17,637	51,500
Chevron Corp.	45,840	5,452,210
Cimarex Energy Co.	433	35,497
Cloud Peak Energy, Inc. *	6,972	5,839
CNX Resources Corp. *	3,592	49,713
Concho Resources, Inc. *	599	78,074
ConocoPhillips	29,206	1,932,853
Continental Resources, Inc. *	410	18,745
CVR Energy, Inc.	636	24,003
Delek US Holdings, Inc.	1,777	70,707
Security	Number of Shares	Value ($)
Denbury Resources, Inc. *	7,735	17,481
Devon Energy Corp.	4,503	121,716
Diamond Offshore Drilling, Inc. *	3,571	44,995
Dril-Quip, Inc. *	747	29,327
EOG Resources, Inc.	3,512	362,825
EQT Corp.	1,423	26,624
Equitrans Midstream Corp. *	1,138	25,400
Exterran Corp. *	876	19,710
Exxon Mobil Corp.	113,582	9,029,769
Forum Energy Technologies, Inc. *	1,596	10,677
Frank's International N.V. *	703	5,167
Golar LNG Ltd.	502	13,373
Green Plains, Inc.	1,955	31,769
Halliburton Co.	12,993	408,370
Helix Energy Solutions Group, Inc. *	2,035	16,687
Helmerich & Payne, Inc.	2,011	121,867
Hess Corp.	9,349	503,818
HollyFrontier Corp.	6,979	435,978
International Seaways, Inc. *	316	6,093
Kinder Morgan, Inc.	30,582	522,035
KLX Energy Services Holdings, Inc. *	152	3,069
Kosmos Energy Ltd. *	1,791	9,636
Marathon Oil Corp.	24,908	415,715
Marathon Petroleum Corp.	19,392	1,263,583
Matrix Service Co. *	839	17,149
McDermott International, Inc. *	3,664	31,913
Murphy Oil Corp.	7,147	227,989
Nabors Industries Ltd.	18,260	58,980
National Oilwell Varco, Inc.	12,139	389,783
Newfield Exploration Co. *	653	11,068
Newpark Resources, Inc. *	2,103	16,172
Noble Corp. plc *	25,105	104,688
Noble Energy, Inc.	5,728	135,983
Nordic American Tankers Ltd.	7,005	20,665
Oasis Petroleum, Inc. *	2,916	20,820
Occidental Petroleum Corp.	12,245	860,456
Oceaneering International, Inc. *	4,167	69,964
Oil States International, Inc. *	1,621	36,343
ONEOK, Inc.	2,018	123,966
Parsley Energy, Inc., Class A *	171	3,442
Patterson-UTI Energy, Inc.	4,066	56,436
PBF Energy, Inc., Class A	3,346	129,423
PDC Energy, Inc. *	346	11,743
Peabody Energy Corp.	1,137	35,406
Phillips 66	14,611	1,366,421
Pioneer Natural Resources Co.	733	108,301
QEP Resources, Inc. *	6,844	54,957
Range Resources Corp.	3,285	47,797
Renewable Energy Group, Inc. *	1,316	35,466
REX American Resources Corp. *	147	10,230
Rowan Cos. plc, Class A *	3,342	46,320
RPC, Inc.	931	12,178
Schlumberger Ltd.	20,374	918,867
Scorpio Tankers, Inc.	5,847	12,103
SEACOR Holdings, Inc. *	343	14,248
SemGroup Corp., Class A	969	15,727
Ship Finance International Ltd.	1,169	15,174
SM Energy Co.	2,633	53,713
Superior Energy Services, Inc. *	6,709	36,564
Targa Resources Corp.	1,611	71,899
Teekay Corp.	4,191	18,482
The Williams Cos., Inc.	10,156	257,150
Tidewater, Inc. *	368	8,751
Transocean Ltd. *	20,011	185,702
Unit Corp. *	878	18,262
US Silica Holdings, Inc.	548	7,776
Valero Energy Corp.	15,983	1,277,042
Weatherford International plc *	44,200	25,282
Whiting Petroleum Corp. *	1,666	50,430

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
World Fuel Services Corp.	12,593	324,773
WPX Energy, Inc. *	2,185	30,481
		29,550,502

Food & Staples Retailing 3.1%
Casey's General Stores, Inc.	758	98,138
Costco Wholesale Corp.	5,976	1,382,129
Ingles Markets, Inc., Class A	809	23,534
Performance Food Group Co. *	1,743	60,064
PriceSmart, Inc.	341	22,810
Rite Aid Corp. *(b)	51,383	57,035
SpartanNash Co.	2,663	49,931
Sprouts Farmers Market, Inc. *	1,648	37,937
Sysco Corp.	7,086	477,597
The Andersons, Inc.	1,170	38,680
The Kroger Co.	29,799	883,838
United Natural Foods, Inc. *	2,050	44,301
US Foods Holding Corp. *	3,578	118,718
Walgreens Boots Alliance, Inc.	15,315	1,296,721
Walmart, Inc.	37,766	3,687,850
Weis Markets, Inc.	448	20,518
		8,299,801

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	16,899	926,572
Archer-Daniels-Midland Co.	23,143	1,065,041
B&G Foods, Inc.	643	19,502
Brown-Forman Corp., Class B	2,200	104,984
Bunge Ltd.	7,186	410,105
Cal-Maine Foods, Inc.	552	25,790
Calavo Growers, Inc.	124	12,187
Campbell Soup Co.	2,102	82,398
Conagra Brands, Inc.	4,778	154,521
Constellation Brands, Inc., Class A	568	111,192
Darling Ingredients, Inc. *	2,261	49,471
Dean Foods Co.	5,014	25,271
Flowers Foods, Inc.	2,617	51,791
Fresh Del Monte Produce, Inc.	1,021	34,357
General Mills, Inc.	9,588	405,668
Hormel Foods Corp.	2,882	129,949
Ingredion, Inc.	1,018	106,340
J&J Snack Foods Corp.	151	23,687
John B Sanfilippo & Son, Inc.	60	3,733
Kellogg Co.	2,736	174,146
Lamb Weston Holdings, Inc.	837	64,198
Lancaster Colony Corp.	196	35,343
McCormick & Co., Inc. Non-Voting Shares	869	130,350
Molson Coors Brewing Co., Class B	1,709	112,401
Mondelez International, Inc., Class A	20,997	944,445
Monster Beverage Corp. *	1,341	80,031
PepsiCo, Inc.	14,943	1,822,149
Philip Morris International, Inc.	19,194	1,660,857
Pilgrim's Pride Corp. *	1,139	22,598
Post Holdings, Inc. *	291	28,154
Sanderson Farms, Inc.	466	52,733
The Boston Beer Co., Inc., Class A *	74	20,316
The Coca-Cola Co.	37,388	1,884,355
The Hain Celestial Group, Inc. *	936	19,375
The Hershey Co.	1,237	133,967
The J.M. Smucker Co.	1,612	168,470
The Kraft Heinz Co.	5,410	276,559
TreeHouse Foods, Inc. *	911	47,919
Tyson Foods, Inc., Class A	5,259	310,018
Universal Corp.	886	56,172
Vector Group Ltd.	1,152	14,515
		11,801,630

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.6%
Abbott Laboratories	10,486	776,488
Acadia Healthcare Co., Inc. *	453	15,388
Align Technology, Inc. *	82	18,851
Allscripts Healthcare Solutions, Inc. *	1,642	16,765
Amedisys, Inc. *	196	26,705
AmerisourceBergen Corp.	1,584	140,818
AMN Healthcare Services, Inc. *	241	15,352
Anthem, Inc.	4,686	1,359,268
athenahealth, Inc. *	70	9,317
Avanos Medical, Inc. *	475	22,662
Baxter International, Inc.	3,183	218,195
Becton Dickinson & Co.	1,379	348,542
Boston Scientific Corp. *	3,260	122,804
Brookdale Senior Living, Inc. *	4,956	42,374
Cantel Medical Corp.	50	4,294
Cardinal Health, Inc.	11,326	621,005
Centene Corp. *	1,094	155,621
Cerner Corp. *	1,677	97,115
Chemed Corp.	127	40,231
Cigna Corp.	1,632	364,556
Community Health Systems, Inc. *	22,928	108,908
CONMED Corp.	224	15,223
CVS Health Corp.	35,748	2,866,990
Danaher Corp.	2,939	321,938
DaVita, Inc. *	2,183	144,209
DENTSPLY SIRONA, Inc.	1,665	62,904
Diplomat Pharmacy, Inc. *	816	12,632
Edwards Lifesciences Corp. *	717	116,161
Encompass Health Corp.	731	54,979
Express Scripts Holding Co. *	17,532	1,778,972
Globus Medical, Inc., Class A *	279	13,473
Haemonetics Corp. *	218	23,387
HCA Healthcare, Inc.	4,353	626,788
Henry Schein, Inc. *	2,296	204,803
Hill-Rom Holdings, Inc.	395	38,299
HMS Holdings Corp. *	615	21,980
Hologic, Inc. *	1,094	48,585
Humana, Inc.	2,102	692,546
IDEXX Laboratories, Inc. *	104	21,191
Integer Holdings Corp. *	80	7,086
Integra LifeSciences Holdings Corp. *	186	9,975
Intuitive Surgical, Inc. *	244	129,532
Invacare Corp.	807	4,438
Laboratory Corp. of America Holdings *	722	105,152
LHC Group, Inc. *	168	17,618
LivaNova plc *	121	12,244
Magellan Health, Inc. *	703	38,328
Masimo Corp. *	196	21,642
McKesson Corp.	5,357	666,946
MEDNAX, Inc. *	1,388	55,798
Medtronic plc	10,667	1,040,353
Molina Healthcare, Inc. *	599	83,686
NextGen Healthcare, Inc. *	741	13,005
NuVasive, Inc. *	273	17,387
Owens & Minor, Inc.	5,147	39,272
Patterson Cos., Inc.	2,744	69,615
Premier, Inc., Class A *	356	14,119
Quest Diagnostics, Inc.	2,060	182,454
ResMed, Inc.	736	82,277
Select Medical Holdings Corp. *	2,078	40,272
STERIS plc	460	54,777
Stryker Corp.	1,612	282,842
Teleflex, Inc.	159	43,792
Tenet Healthcare Corp. *	3,913	102,012
The Cooper Cos., Inc.	195	54,372
The Ensign Group, Inc.	472	21,415
The Providence Service Corp. *	99	7,010

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tivity Health, Inc. *	151	6,185
Triple-S Management Corp., Class B *	1,047	19,977
UnitedHealth Group, Inc.	7,956	2,238,500
Universal Health Services, Inc., Class B	1,225	169,038
Varex Imaging Corp. *	259	6,825
Varian Medical Systems, Inc. *	800	98,712
WellCare Health Plans, Inc. *	413	105,265
West Pharmaceutical Services, Inc.	347	38,017
Zimmer Biomet Holdings, Inc.	1,402	164,062
		17,654,319

Household & Personal Products 1.8%
Central Garden & Pet Co. *	100	3,385
Central Garden & Pet Co., Class A *	322	10,014
Church & Dwight Co., Inc.	2,263	149,788
Colgate-Palmolive Co.	7,424	471,572
Coty, Inc., Class A	1,871	15,604
Edgewell Personal Care Co. *	900	37,620
Energizer Holdings, Inc.	377	16,901
Herbalife Nutrition Ltd. *	1,553	88,909
Kimberly-Clark Corp.	2,991	345,072
Nu Skin Enterprises, Inc., Class A	910	60,033
Spectrum Brands Holdings, Inc.	513	25,332
The Clorox Co.	917	151,874
The Estee Lauder Cos., Inc., Class A	1,280	182,605
The Procter & Gamble Co.	33,801	3,194,532
USANA Health Sciences, Inc. *	122	14,930
WD-40 Co.	100	17,468
		4,785,639

Insurance 3.5%
Aflac, Inc.	10,638	486,582
Alleghany Corp.	165	104,120
Ambac Financial Group, Inc. *	1,199	20,959
American Equity Investment Life Holding Co.	1,297	44,267
American Financial Group, Inc.	691	70,731
American International Group, Inc.	30,828	1,333,311
American National Insurance Co.	95	12,123
AMERISAFE, Inc.	90	5,813
Aon plc	2,566	423,672
Arch Capital Group Ltd. *	2,606	74,584
Argo Group International Holdings Ltd.	416	28,837
Arthur J. Gallagher & Co.	1,179	90,866
Aspen Insurance Holdings Ltd.	1,118	46,799
Assurant, Inc.	1,372	133,413
Assured Guaranty Ltd.	2,737	111,724
Athene Holding Ltd., Class A *	577	25,094
Axis Capital Holdings Ltd.	1,973	109,206
Brighthouse Financial, Inc. *	868	34,946
Brown & Brown, Inc.	1,510	43,820
Chubb Ltd.	3,228	431,713
Cincinnati Financial Corp.	1,388	113,441
CNA Financial Corp.	344	16,140
CNO Financial Group, Inc.	3,721	68,094
Employers Holdings, Inc.	292	13,125
Enstar Group Ltd. *	35	6,166
Erie Indemnity Co., Class A	389	53,235
Everest Re Group Ltd.	721	160,120
Fidelity National Financial, Inc.	2,920	98,112
First American Financial Corp.	1,185	57,271
Genworth Financial, Inc., Class A *	27,303	127,232
Horace Mann Educators Corp.	352	14,179
James River Group Holdings Ltd.	433	16,480
Kemper Corp.	617	46,954
Lincoln National Corp.	2,815	177,261
Loews Corp.	4,955	238,137
Maiden Holdings Ltd.	3,173	8,028
Security	Number of Shares	Value ($)
Markel Corp. *	59	67,504
Marsh & McLennan Cos., Inc.	3,999	354,711
MBIA, Inc. *	3,638	33,870
Mercury General Corp.	488	27,645
MetLife, Inc.	10,354	462,099
National General Holdings Corp.	201	5,337
Old Republic International Corp.	3,133	70,649
Primerica, Inc.	479	56,943
Principal Financial Group, Inc.	2,692	132,769
ProAssurance Corp.	973	42,549
Prudential Financial, Inc.	4,614	432,609
Reinsurance Group of America, Inc.	738	110,242
RenaissanceRe Holdings Ltd.	739	97,999
Safety Insurance Group, Inc.	151	13,261
Selective Insurance Group, Inc.	379	25,154
Stewart Information Services Corp.	547	23,007
The Allstate Corp.	5,613	500,623
The Hanover Insurance Group, Inc.	449	51,505
The Hartford Financial Services Group, Inc.	5,770	254,976
The Progressive Corp.	5,047	334,566
The Travelers Cos., Inc.	7,399	964,608
Torchmark Corp.	1,072	92,631
United Fire Group, Inc.	90	4,848
Universal Insurance Holdings, Inc.	330	14,484
Unum Group	2,870	103,062
W.R. Berkley Corp.	1,230	96,899
White Mountains Insurance Group Ltd.	83	77,086
Willis Towers Watson plc	472	75,260
		9,373,451

Materials 3.5%
AdvanSix, Inc. *	581	16,681
Air Products & Chemicals, Inc.	1,563	251,440
AK Steel Holding Corp. *	2,859	8,806
Albemarle Corp.	789	75,996
Alcoa Corp. *	5,540	176,227
Allegheny Technologies, Inc. *	1,825	47,924
AptarGroup, Inc.	571	59,413
Ashland Global Holdings, Inc.	1,317	107,849
Avery Dennison Corp.	902	86,953
Axalta Coating Systems Ltd. *	1,329	33,265
Balchem Corp.	134	11,618
Ball Corp.	2,682	131,713
Bemis Co., Inc.	1,898	92,546
Berry Global Group, Inc. *	763	38,394
Boise Cascade Co.	893	23,736
Cabot Corp.	839	41,279
Carpenter Technology Corp.	723	31,147
Celanese Corp., Series A	1,057	106,683
Century Aluminum Co. *	892	8,010
CF Industries Holdings, Inc.	4,550	191,964
Clearwater Paper Corp. *	911	28,068
Cleveland-Cliffs, Inc. *	6,980	64,774
Commercial Metals Co.	3,577	68,929
Compass Minerals International, Inc.	495	24,799
Crown Holdings, Inc. *	1,252	64,203
Domtar Corp.	2,381	103,764
DowDuPont, Inc.	18,115	1,047,953
Eagle Materials, Inc.	246	17,958
Eastman Chemical Co.	1,819	143,374
Ecolab, Inc.	1,763	282,944
FMC Corp.	809	66,937
Freeport-McMoRan, Inc.	22,709	271,145
GCP Applied Technologies, Inc. *	764	20,857
Graphic Packaging Holding Co.	4,886	58,583
Greif, Inc., Class A	678	34,761
H.B. Fuller Co.	604	29,137
Hecla Mining Co.	4,038	9,610

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Huntsman Corp.	3,006	60,781
Ingevity Corp. *	216	21,170
Innophos Holdings, Inc.	520	14,425
Innospec, Inc.	269	19,836
International Flavors & Fragrances, Inc.	609	86,253
International Paper Co.	6,204	286,563
Kaiser Aluminum Corp.	253	24,726
Kraton Corp. *	266	6,969
Linde plc	6,144	977,203
Louisiana-Pacific Corp.	906	20,711
LyondellBasell Industries N.V., Class A	8,349	779,045
Martin Marietta Materials, Inc.	405	77,229
Materion Corp.	418	22,104
Minerals Technologies, Inc.	336	18,910
Neenah, Inc.	185	12,743
NewMarket Corp.	107	44,991
Newmont Mining Corp.	5,703	184,435
Nucor Corp.	5,555	335,578
Olin Corp.	1,450	31,218
Olympic Steel, Inc.	535	9,823
Owens-Illinois, Inc. *	3,484	64,071
P.H. Glatfelter Co.	1,245	15,874
Packaging Corp. of America	848	82,951
Platform Specialty Products Corp. *	1,834	21,586
PolyOne Corp.	1,122	37,722
PPG Industries, Inc.	2,948	322,305
Quaker Chemical Corp.	87	17,943
Rayonier Advanced Materials, Inc.	780	11,505
Reliance Steel & Aluminum Co.	1,797	144,569
Royal Gold, Inc.	197	14,411
RPM International, Inc.	1,350	89,032
Schnitzer Steel Industries, Inc., Class A	1,091	30,559
Schweitzer-Mauduit International, Inc.	464	13,229
Sealed Air Corp.	1,705	62,284
Sensient Technologies Corp.	561	36,050
Silgan Holdings, Inc.	1,480	38,110
Sonoco Products Co.	1,565	90,050
Southern Copper Corp.	894	29,931
Steel Dynamics, Inc.	2,398	84,410
Stepan Co.	316	25,539
Summit Materials, Inc., Class A *	625	9,062
SunCoke Energy, Inc. *	1,312	12,805
Tahoe Resources, Inc. *	1,784	6,262
The Chemours Co.	1,509	42,976
The Mosaic Co.	13,425	483,300
The Scotts Miracle-Gro Co., Class A	447	33,963
The Sherwin-Williams Co.	388	164,539
TimkenSteel Corp. *	1,305	14,407
Trinseo S.A.	471	23,800
Tronox Ltd., Class A	1,567	16,579
United States Steel Corp.	3,015	69,526
Valvoline, Inc.	561	11,831
Vulcan Materials Co.	608	64,272
W.R. Grace & Co.	528	33,708
Westlake Chemical Corp.	311	22,544
Westrock Co.	3,100	146,041
Worthington Industries, Inc.	748	30,982
		9,332,881

Media & Entertainment 4.1%
Activision Blizzard, Inc.	4,297	214,334
Alphabet, Inc., Class A *	879	975,382
Alphabet, Inc., Class C *	886	969,665
AMC Entertainment Holdings, Inc., Class A	1,047	14,292
AMC Networks, Inc., Class A *	478	28,613
Cable One, Inc.	28	25,180
Cars.com, Inc. *	1,201	31,070
CBS Corp., Class B Non-Voting Shares	8,102	438,966
Security	Number of Shares	Value ($)
Charter Communications, Inc., Class A *	574	188,961
Cinemark Holdings, Inc.	1,362	52,260
Comcast Corp., Class A	52,896	2,063,473
Discovery, Inc., Class A *	4,115	126,413
Discovery, Inc., Class C *	8,614	240,589
DISH Network Corp., Class A *	2,510	82,228
Electronic Arts, Inc. *	998	83,902
Facebook, Inc., Class A *	2,429	341,542
Gannett Co., Inc.	4,563	47,318
GCI Liberty, Inc., Class A *	169	8,090
Gray Television, Inc. *	476	8,801
IAC/InterActiveCorp *	446	79,370
John Wiley & Sons, Inc., Class A	553	30,575
Liberty Media Corp. - Liberty SiriusXM, Class A *	827	32,906
Liberty Media Corp. - Liberty SiriusXM, Class C *	1,673	67,121
Liberty TripAdvisor Holdings, Inc., Class A *	1,162	22,113
Lions Gate Entertainment Corp., Class A	146	2,834
Lions Gate Entertainment Corp., Class B	408	7,356
Live Nation Entertainment, Inc. *	755	42,038
Meredith Corp.	531	30,405
National CineMedia, Inc.	2,332	16,114
Netflix, Inc. *	143	40,917
New Media Investment Group, Inc.	745	9,834
News Corp., Class A	6,213	80,645
News Corp., Class B	2,131	28,555
Nexstar Media Group, Inc., Class A	193	15,950
Omnicom Group, Inc.	3,221	247,920
Scholastic Corp.	725	33,502
Sinclair Broadcast Group, Inc., Class A	974	30,632
Sirius XM Holdings, Inc.	5,633	35,094
Take-Two Interactive Software, Inc. *	234	25,663
TEGNA, Inc.	4,678	62,171
The Interpublic Group of Cos., Inc.	4,034	94,799
The Madison Square Garden Co., Class A *	61	16,471
The New York Times Co., Class A	866	23,235
The Walt Disney Co.	18,151	2,096,259
Tribune Media Co., Class A	1,631	65,664
TripAdvisor, Inc. *	587	37,603
Twenty-First Century Fox, Inc., Class A	14,434	714,050
Twenty-First Century Fox, Inc., Class B	6,495	318,450
Twitter, Inc. *	482	15,159
Viacom, Inc., Class B	18,236	562,763
Zynga, Inc., Class A *	4,480	16,218
		10,843,465

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	8,513	802,521
Agilent Technologies, Inc.	1,816	131,388
Akorn, Inc. *	473	3,245
Alexion Pharmaceuticals, Inc. *	509	62,683
Allergan plc	1,442	225,817
Amgen, Inc.	5,847	1,217,638
Bio-Rad Laboratories, Inc., Class A *	115	31,563
Bio-Techne Corp.	129	20,823
Biogen, Inc. *	1,021	340,728
BioMarin Pharmaceutical, Inc. *	50	4,802
Bristol-Myers Squibb Co.	10,629	568,226
Bruker Corp.	569	18,857
Cambrex Corp. *	100	4,783
Catalent, Inc. *	561	22,244
Celgene Corp. *	4,493	324,484
Charles River Laboratories International, Inc. *	293	39,511
Eli Lilly & Co.	7,404	878,411
Endo International plc *	2,470	29,714
Gilead Sciences, Inc.	16,756	1,205,427
Illumina, Inc. *	186	62,775

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
IQVIA Holdings, Inc. *	537	67,163
Jazz Pharmaceuticals plc *	216	32,659
Johnson & Johnson	21,988	3,230,037
Mallinckrodt plc *	2,774	65,993
Merck & Co., Inc.	35,805	2,840,769
Mettler-Toledo International, Inc. *	131	83,402
Mylan N.V. *	4,125	139,672
Myriad Genetics, Inc. *	961	30,983
PDL BioPharma, Inc. *	9,954	30,559
PerkinElmer, Inc.	633	55,109
Perrigo Co., plc	955	59,477
Pfizer, Inc.	84,761	3,918,501
PRA Health Sciences, Inc. *	153	17,861
Prestige Consumer Healthcare, Inc. *	365	14,169
QIAGEN N.V. *	1,012	35,865
Regeneron Pharmaceuticals, Inc. *	168	61,429
Thermo Fisher Scientific, Inc.	1,665	415,501
United Therapeutics Corp. *	595	70,269
Waters Corp. *	415	82,411
Zoetis, Inc.	1,185	111,236
		17,358,705

Real Estate 2.3%
Acadia Realty Trust	479	13,733
Alexander & Baldwin, Inc. *	261	5,411
Alexandria Real Estate Equities, Inc.	370	46,065
Altisource Portfolio Solutions S.A. *	478	11,348
American Campus Communities, Inc.	1,023	44,838
American Homes 4 Rent, Class A	586	12,206
American Tower Corp.	1,269	208,738
Apartment Investment & Management Co., Class A	1,146	53,965
Apple Hospitality REIT, Inc.	2,287	36,295
Ashford Hospitality Trust, Inc.	2,534	12,543
AvalonBay Communities, Inc.	644	122,727
Boston Properties, Inc.	1,182	155,078
Brandywine Realty Trust	1,927	27,498
Brixmor Property Group, Inc.	3,843	63,409
Camden Property Trust	608	57,857
CBL & Associates Properties, Inc.	8,741	22,814
CBRE Group, Inc., Class A *	1,897	82,861
Chesapeake Lodging Trust	589	17,417
Colony Capital, Inc.	1,233	7,595
Columbia Property Trust, Inc.	1,720	36,928
CoreCivic, Inc.	3,446	75,640
CorePoint Lodging, Inc.	320	4,502
Corporate Office Properties Trust	1,065	26,061
Cousins Properties, Inc.	664	5,611
Crown Castle International Corp.	1,474	169,363
CubeSmart	810	25,223
CyrusOne, Inc.	257	14,413
DiamondRock Hospitality Co.	2,492	26,266
Digital Realty Trust, Inc.	987	113,544
Douglas Emmett, Inc.	763	28,170
Duke Realty Corp.	2,207	62,811
EastGroup Properties, Inc.	151	15,103
EPR Properties	389	27,553
Equinix, Inc.	194	74,744
Equity Commonwealth	1,028	32,660
Equity LifeStyle Properties, Inc.	361	35,930
Equity Residential	2,588	184,395
Essex Property Trust, Inc.	248	65,102
Extra Space Storage, Inc.	448	42,999
Federal Realty Investment Trust	381	50,326
First Industrial Realty Trust, Inc.	479	15,357
Forest City Realty Trust, Inc., Class A	678	17,153
Franklin Street Properties Corp.	1,655	12,743
Front Yard Residential Corp.	1,313	11,830
Security	Number of Shares	Value ($)
Gaming & Leisure Properties, Inc.	856	29,472
Government Properties Income Trust	1,176	10,349
HCP, Inc.	5,551	162,422
Healthcare Realty Trust, Inc.	869	26,939
Healthcare Trust of America, Inc., Class A	935	26,292
Hersha Hospitality Trust	655	12,511
HFF, Inc., Class A	149	6,020
Highwoods Properties, Inc.	755	32,744
Hospitality Properties Trust	2,809	75,394
Host Hotels & Resorts, Inc.	9,191	174,629
Hudson Pacific Properties, Inc.	432	13,332
Investors Real Estate Trust	1,928	10,276
Invitation Homes, Inc.	273	5,859
Iron Mountain, Inc.	3,781	128,441
Jones Lang LaSalle, Inc.	469	67,161
Kennedy-Wilson Holdings, Inc.	289	5,662
Kilroy Realty Corp.	417	29,228
Kimco Realty Corp.	4,077	66,659
Kite Realty Group Trust	652	10,765
Lamar Advertising Co., Class A	621	47,097
LaSalle Hotel Properties (b)	1,467	47,032
Lexington Realty Trust	2,928	25,708
Liberty Property Trust	1,157	52,401
Life Storage, Inc.	229	22,360
Mack-Cali Realty Corp.	1,531	33,161
Medical Properties Trust, Inc.	1,569	27,097
Mid-America Apartment Communities, Inc.	528	54,680
National Health Investors, Inc.	160	12,477
National Retail Properties, Inc.	752	37,645
New Senior Investment Group, Inc.	1,981	10,519
Omega Healthcare Investors, Inc.	1,334	50,612
Outfront Media, Inc.	2,430	50,495
Paramount Group, Inc.	1,422	20,292
Park Hotels & Resorts, Inc.	1,413	43,549
Pebblebrook Hotel Trust	44	1,536
Pennsylvania Real Estate Investment Trust	1,613	13,210
Piedmont Office Realty Trust, Inc., Class A	2,124	39,358
PotlatchDeltic Corp.	338	12,540
Prologis, Inc.	2,497	168,148
PS Business Parks, Inc.	117	16,499
Public Storage	626	133,501
QTS Realty Trust, Inc., Class A	149	6,048
Rayonier, Inc.	1,310	41,435
Realogy Holdings Corp. (b)	2,721	52,406
Realty Income Corp.	1,086	69,602
Regency Centers Corp.	545	34,695
Retail Opportunity Investments Corp.	309	5,593
Retail Properties of America, Inc., Class A	3,101	39,042
Retail Value, Inc. *	244	7,074
RLJ Lodging Trust	1,918	39,012
RPT Realty	1,055	15,076
Ryman Hospitality Properties, Inc.	366	27,124
Sabra Health Care REIT, Inc.	1,012	19,521
SBA Communications Corp. *	266	45,435
Select Income REIT	607	11,715
Senior Housing Properties Trust	3,249	44,706
Seritage Growth Properties, Class A	117	4,439
Simon Property Group, Inc.	1,882	349,469
SITE Centers Corp.	2,791	34,720
SL Green Realty Corp.	696	67,108
Spirit MTA REIT	369	3,590
Spirit Realty Capital, Inc.	3,712	27,543
STAG Industrial, Inc.	225	6,028
STORE Capital Corp.	442	13,242
Summit Hotel Properties, Inc.	835	9,310
Sun Communities, Inc.	285	29,668
Sunstone Hotel Investors, Inc.	2,385	36,395
Tanger Factory Outlet Centers, Inc.	999	23,626
Taubman Centers, Inc.	687	36,370

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The GEO Group, Inc.	1,705	39,624
The Howard Hughes Corp. *	50	5,538
The Macerich Co.	1,153	57,984
Tier REIT, Inc.	622	14,642
UDR, Inc.	1,485	63,291
Uniti Group, Inc.	1,095	21,823
Urban Edge Properties	608	12,124
Ventas, Inc.	3,233	205,263
VEREIT, Inc.	7,812	59,762
Vornado Realty Trust	1,407	101,248
Washington Prime Group, Inc.	7,248	45,300
Washington Real Estate Investment Trust	704	18,980
Weingarten Realty Investors	1,103	31,833
Welltower, Inc.	3,495	252,793
Weyerhaeuser Co.	5,460	144,199
WP Carey, Inc.	683	46,273
Xenia Hotels & Resorts, Inc.	1,745	35,458
		6,247,024

Retailing 5.0%
Aaron's, Inc.	985	46,098
Abercrombie & Fitch Co., Class A	4,268	89,244
Advance Auto Parts, Inc.	819	145,544
Amazon.com, Inc. *	366	618,602
American Eagle Outfitters, Inc.	4,202	87,948
Asbury Automotive Group, Inc. *	627	43,338
Ascena Retail Group, Inc. *	19,401	58,591
AutoNation, Inc. *	1,793	66,574
AutoZone, Inc. *	159	128,642
Barnes & Noble Education, Inc. *	3,639	24,272
Barnes & Noble, Inc.	5,330	40,348
Bed Bath & Beyond, Inc.	16,275	209,622
Best Buy Co., Inc.	5,483	354,147
Big 5 Sporting Goods Corp.	1,964	7,247
Big Lots, Inc.	1,821	79,323
Booking Holdings, Inc. *	181	342,430
Burlington Stores, Inc. *	206	34,147
Caleres, Inc.	1,064	32,165
CarMax, Inc. *	2,449	161,805
Chico's FAS, Inc.	7,059	38,119
Citi Trends, Inc.	437	8,959
Conn's, Inc. *	189	5,275
Core-Mark Holding Co., Inc.	3,752	98,603
Dick's Sporting Goods, Inc.	3,131	112,653
Dillard's, Inc., Class A (b)	954	66,198
Dollar General Corp.	4,103	455,392
Dollar Tree, Inc. *	1,861	161,479
DSW, Inc., Class A	2,228	61,805
eBay, Inc. *	7,263	216,801
Expedia Group, Inc.	774	93,491
Express, Inc. *	4,553	28,411
Five Below, Inc. *	198	20,748
Foot Locker, Inc.	3,883	219,001
Francesca's Holdings Corp. *	1,630	3,244
GameStop Corp., Class A	10,492	143,321
Genesco, Inc. *	1,239	51,741
Genuine Parts Co.	2,415	250,460
GNC Holdings, Inc., Class A *	17,769	50,642
Group 1 Automotive, Inc.	782	43,948
Groupon, Inc. *	4,151	12,744
Guess?, Inc.	2,429	57,810
Haverty Furniture Cos., Inc.	672	13,769
Hibbett Sports, Inc. *	1,118	17,318
J.C. Penney Co., Inc. *(b)	16,839	24,080
Kohl's Corp.	7,157	480,736
L Brands, Inc.	5,885	194,852
Lithia Motors, Inc., Class A	427	35,381
LKQ Corp. *	2,759	76,811
Security	Number of Shares	Value ($)
Lowe's Cos., Inc.	12,511	1,180,663
Lumber Liquidators Holdings, Inc. *	730	9,220
Macy's, Inc.	12,091	413,754
Monro, Inc.	317	25,778
Murphy USA, Inc. *	1,961	158,880
Nordstrom, Inc.	3,413	180,445
O'Reilly Automotive, Inc. *	864	299,618
Office Depot, Inc.	28,290	91,377
Ollie's Bargain Outlet Holdings, Inc. *	86	7,628
Party City Holdco, Inc. *	352	4,206
Penske Automotive Group, Inc.	958	41,769
Pier 1 Imports, Inc.	13,001	18,721
Pool Corp.	235	38,190
Qurate Retail, Inc. *	10,117	224,800
Rent-A-Center, Inc. *	2,891	42,440
RH *	190	22,067
Ross Stores, Inc.	2,671	233,980
Sally Beauty Holdings, Inc. *	3,544	74,814
Shoe Carnival, Inc.	440	16,689
Shutterfly, Inc. *	309	15,447
Signet Jewelers Ltd.	2,177	114,728
Sleep Number Corp. *	642	24,614
Sonic Automotive, Inc., Class A	1,652	26,085
Target Corp.	16,513	1,171,762
The Buckle, Inc.	1,250	23,875
The Cato Corp., Class A	1,414	21,366
The Children's Place, Inc.	227	29,428
The Gap, Inc.	7,193	196,297
The Home Depot, Inc.	9,936	1,791,660
The Michaels Cos., Inc. *	1,282	21,756
The TJX Cos., Inc.	14,744	720,244
Tiffany & Co.	1,066	97,006
Tractor Supply Co.	1,824	173,517
Ulta Salon, Cosmetics & Fragrance, Inc. *	131	39,010
Urban Outfitters, Inc. *	1,883	71,723
Williams-Sonoma, Inc.	1,788	101,254
Zumiez, Inc. *	603	11,891
		13,350,581

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	180	8,467
Amkor Technology, Inc. *	2,669	18,283
Analog Devices, Inc.	1,615	148,451
Applied Materials, Inc.	6,424	239,487
Broadcom, Inc.	583	138,410
Brooks Automation, Inc.	486	14,755
Cabot Microelectronics Corp.	186	19,991
Cirrus Logic, Inc. *	673	25,197
Cree, Inc. *	1,151	50,805
Cypress Semiconductor Corp.	2,510	34,889
Diodes, Inc. *	405	14,106
Entegris, Inc.	576	16,934
First Solar, Inc. *	964	42,850
Integrated Device Technology, Inc. *	720	34,517
Intel Corp.	61,099	3,012,792
KLA-Tencor Corp.	1,571	154,838
Lam Research Corp.	805	126,353
Marvell Technology Group Ltd.	4,996	80,486
Maxim Integrated Products, Inc.	2,024	113,182
Microchip Technology, Inc.	924	69,300
Micron Technology, Inc. *	6,920	266,835
MKS Instruments, Inc.	239	18,752
Monolithic Power Systems, Inc.	40	5,283
NVIDIA Corp.	702	114,728
NXP Semiconductor N.V.	1,346	112,216
ON Semiconductor Corp. *	2,695	51,690
Photronics, Inc. *	1,491	14,463
Power Integrations, Inc.	169	10,708

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Qorvo, Inc. *	1,456	95,819
QUALCOMM, Inc.	21,281	1,239,831
Semtech Corp. *	295	15,735
Silicon Laboratories, Inc. *	213	18,823
Skyworks Solutions, Inc.	1,036	75,390
Synaptics, Inc. *	496	19,076
Teradyne, Inc.	1,166	41,614
Texas Instruments, Inc.	6,958	694,756
Versum Materials, Inc.	543	18,809
Xilinx, Inc.	1,784	164,984
Xperi Corp.	830	11,703
		7,355,308

Software & Services 5.9%
Accenture plc, Class A	4,441	730,633
ACI Worldwide, Inc. *	776	22,411
Adobe, Inc. *	673	168,849
Akamai Technologies, Inc. *	1,114	76,587
Alliance Data Systems Corp.	495	99,178
Amdocs Ltd.	1,914	124,238
ANSYS, Inc. *	295	47,796
Aspen Technology, Inc. *	190	16,397
Autodesk, Inc. *	460	66,470
Automatic Data Processing, Inc.	2,446	360,589
Avaya Holdings Corp. *	464	7,224
Black Knight, Inc. *	215	9,748
Booz Allen Hamilton Holding Corp.	1,921	98,566
Broadridge Financial Solutions, Inc.	654	69,239
CACI International, Inc., Class A *	370	61,017
Cadence Design Systems, Inc. *	954	42,968
Cardtronics plc, Class A *	624	20,243
CDK Global, Inc.	713	35,935
Citrix Systems, Inc. *	992	108,098
Cognizant Technology Solutions Corp., Class A	3,599	256,357
CommVault Systems, Inc. *	200	11,788
Conduent, Inc. *	1,980	25,384
CoreLogic, Inc. *	911	36,859
CSG Systems International, Inc.	434	15,220
DXC Technology Co.	1,636	103,133
EPAM Systems, Inc. *	140	18,235
Euronet Worldwide, Inc. *	271	31,872
EVERTEC, Inc.	711	19,432
ExlService Holdings, Inc. *	228	13,215
Fair Isaac Corp. *	146	29,000
Fidelity National Information Services, Inc.	2,029	219,030
First Data Corp., Class A *	3,800	72,504
Fiserv, Inc. *	2,939	232,563
FleetCor Technologies, Inc. *	192	37,133
Gartner, Inc. *	341	52,238
Genpact Ltd.	1,562	47,454
Global Payments, Inc.	594	66,415
International Business Machines Corp.	19,699	2,447,995
Intuit, Inc.	1,266	271,595
j2 Global, Inc.	302	22,291
Jack Henry & Associates, Inc.	394	55,042
Leidos Holdings, Inc.	1,634	102,942
LiveRamp Holdings, Inc. *	670	31,691
Manhattan Associates, Inc. *	439	21,744
ManTech International Corp., Class A	520	29,276
Mastercard, Inc., Class A	2,970	597,178
MAXIMUS, Inc.	561	39,898
Microsoft Corp.	43,185	4,788,785
MicroStrategy, Inc., Class A *	40	5,186
Nuance Communications, Inc. *	1,949	31,164
Oracle Corp.	32,937	1,606,008
Paychex, Inc.	1,996	141,237
PayPal Holdings, Inc. *	2,080	178,485
Perficient, Inc. *	201	5,087
Security	Number of Shares	Value ($)
Progress Software Corp.	525	18,459
PTC, Inc. *	349	30,185
Red Hat, Inc. *	396	70,710
Sabre Corp.	1,191	30,454
salesforce.com, Inc. *	434	61,958
Science Applications International Corp.	510	35,455
SS&C Technologies Holdings, Inc.	400	19,260
Sykes Enterprises, Inc. *	755	20,853
Symantec Corp.	12,290	271,732
Synopsys, Inc. *	543	49,923
Teradata Corp. *	2,397	90,199
The Western Union Co.	9,333	174,807
TiVo Corp.	1,707	16,899
Total System Services, Inc.	861	75,226
Travelport Worldwide Ltd.	1,744	26,648
Tyler Technologies, Inc. *	26	5,012
Unisys Corp. *	1,664	22,497
Verint Systems, Inc. *	385	17,491
VeriSign, Inc. *	415	64,765
Visa, Inc., Class A	5,739	813,274
VMware, Inc., Class A *	265	44,345
WEX, Inc. *	137	21,231
Worldpay, Inc., Class A *	494	42,390
		15,853,395

Technology Hardware & Equipment 5.8%
ADTRAN, Inc.	1,268	15,787
Amphenol Corp., Class A	1,639	144,134
Anixter International, Inc. *	825	52,767
Apple, Inc.	45,004	8,036,814
Arista Networks, Inc. *	22	5,247
ARRIS International plc *	1,849	57,134
Arrow Electronics, Inc. *	2,865	220,519
Avnet, Inc.	6,579	288,292
AVX Corp.	667	10,999
Belden, Inc.	455	25,380
Benchmark Electronics, Inc.	1,599	38,120
CDW Corp.	1,098	101,763
Ciena Corp. *	562	18,332
Cisco Systems, Inc.	44,961	2,152,283
Cognex Corp.	310	13,646
Coherent, Inc. *	105	14,507
CommScope Holding Co., Inc. *	1,915	34,661
Comtech Telecommunications Corp.	820	20,943
Corning, Inc.	16,765	540,168
Cray, Inc. *	483	12,659
Diebold Nixdorf, Inc.	2,299	7,518
Dolby Laboratories, Inc., Class A	411	28,934
EchoStar Corp., Class A *	605	25,313
Electronics For Imaging, Inc. *	505	13,978
ePlus, Inc. *	168	13,734
F5 Networks, Inc. *	573	98,539
Fabrinet *	361	19,035
Finisar Corp. *	1,293	30,192
Fitbit, Inc., Class A *	1,323	7,290
FLIR Systems, Inc.	1,119	51,317
Hewlett Packard Enterprise Co.	30,889	463,335
HP, Inc.	24,048	553,104
II-VI, Inc. *	323	12,087
Infinera Corp. *	716	3,086
Insight Enterprises, Inc. *	1,223	54,521
InterDigital, Inc.	368	27,696
IPG Photonics Corp. *	98	13,931
Itron, Inc. *	317	17,169
Jabil, Inc.	5,569	139,058
Juniper Networks, Inc.	7,685	220,636
Keysight Technologies, Inc. *	1,057	65,344
Knowles Corp. *	1,474	22,464

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Littelfuse, Inc.	97	18,561
Lumentum Holdings, Inc. *	281	12,496
Methode Electronics, Inc.	417	12,635
Motorola Solutions, Inc.	3,323	436,144
MTS Systems Corp.	261	13,428
National Instruments Corp.	671	32,852
NCR Corp. *	1,901	52,677
NetApp, Inc.	2,911	194,659
NETGEAR, Inc. *	499	27,645
NetScout Systems, Inc. *	901	24,129
OSI Systems, Inc. *	204	14,770
Plantronics, Inc.	457	20,917
Plexus Corp. *	623	38,028
Rogers Corp. *	94	12,094
Sanmina Corp. *	2,375	64,220
ScanSource, Inc. *	1,097	41,730
SYNNEX Corp.	1,045	84,373
Tech Data Corp. *	2,114	190,154
Trimble, Inc. *	1,290	49,059
TTM Technologies, Inc. *	1,060	12,603
ViaSat, Inc. *	365	25,236
Viavi Solutions, Inc. *	1,323	13,415
Vishay Intertechnology, Inc.	2,303	48,017
Western Digital Corp.	4,705	213,560
Xerox Corp.	6,571	176,891
Zebra Technologies Corp., Class A *	155	27,869
		15,550,598

Telecommunication Services 3.7%
AT&T, Inc.	143,182	4,473,006
CenturyLink, Inc.	40,357	758,712
Cincinnati Bell, Inc. *	1,314	16,320
Cogent Communications Holdings, Inc.	257	12,462
Consolidated Communications Holdings, Inc.	1,724	23,722
Frontier Communications Corp. (b)	26,015	92,873
Intelsat S.A. *	620	15,419
Iridium Communications, Inc. *	876	20,919
Shenandoah Telecommunications Co.	161	8,043
Sprint Corp. *	13,592	85,358
T-Mobile US, Inc. *	2,289	156,682
Telephone & Data Systems, Inc.	3,445	123,090
United States Cellular Corp. *	380	21,227
Verizon Communications, Inc.	64,349	3,880,245
Vonage Holdings Corp. *	1,570	16,626
Windstream Holdings, Inc. *	12,476	37,553
Zayo Group Holdings, Inc. *	597	15,713
		9,757,970

Transportation 2.4%
Air Transport Services Group, Inc. *	586	10,859
Alaska Air Group, Inc.	1,765	129,304
Allegiant Travel Co.	189	25,403
AMERCO	65	22,519
American Airlines Group, Inc.	9,441	379,151
ArcBest Corp.	746	30,034
Atlas Air Worldwide Holdings, Inc. *	462	24,602
Avis Budget Group, Inc. *	3,276	95,954
C.H. Robinson Worldwide, Inc.	2,143	197,863
Copa Holdings S.A., Class A	470	39,964
Costamare, Inc.	654	3,466
CSX Corp.	7,684	558,089
Delta Air Lines, Inc.	2,319	140,787
Echo Global Logistics, Inc. *	447	11,340
Expeditors International of Washington, Inc.	2,463	187,410
FedEx Corp.	3,253	744,937
Forward Air Corp.	302	19,715
Genesee & Wyoming, Inc., Class A *	478	39,808
Security	Number of Shares	Value ($)
Hawaiian Holdings, Inc.	685	27,496
Heartland Express, Inc.	722	14,982
Hertz Global Holdings, Inc. *	7,745	144,909
Hub Group, Inc., Class A *	896	39,818
J.B. Hunt Transport Services, Inc.	780	82,961
JetBlue Airways Corp. *	5,093	99,415
Kansas City Southern	832	85,738
Kirby Corp. *	789	60,232
Knight-Swift Transportation Holdings, Inc.	1,066	36,948
Landstar System, Inc.	478	52,140
Macquarie Infrastructure Corp.	1,017	42,409
Marten Transport Ltd.	561	10,928
Matson, Inc.	700	27,545
Norfolk Southern Corp.	2,896	494,463
Old Dominion Freight Line, Inc.	388	53,051
Ryder System, Inc.	1,566	88,589
Saia, Inc. *	275	16,585
Schneider National, Inc., Class B	278	6,208
SkyWest, Inc.	731	42,164
Southwest Airlines Co.	1,654	90,325
Spirit Airlines, Inc. *	968	62,068
Union Pacific Corp.	8,362	1,285,908
United Continental Holdings, Inc. *	1,383	133,736
United Parcel Service, Inc., Class B	5,110	589,132
Werner Enterprises, Inc.	854	28,916
XPO Logistics, Inc. *	262	19,875
YRC Worldwide, Inc. *	926	5,241
		6,302,987

Utilities 4.1%
AES Corp.	26,746	414,296
ALLETE, Inc.	453	36,865
Alliant Energy Corp.	2,324	105,486
Ameren Corp.	3,219	220,888
American Electric Power Co., Inc.	6,667	518,293
American States Water Co.	302	20,258
American Water Works Co., Inc.	1,406	134,147
Aqua America, Inc.	1,049	35,970
Atmos Energy Corp.	979	93,661
Avangrid, Inc.	365	18,389
Avista Corp.	760	39,535
Black Hills Corp.	616	40,785
California Water Service Group	373	17,054
CenterPoint Energy, Inc.	6,544	183,297
Chesapeake Utilities Corp.	60	5,162
CMS Energy Corp.	3,317	172,783
Consolidated Edison, Inc.	4,327	347,674
Dominion Energy, Inc.	6,219	463,316
DTE Energy Co.	2,275	272,409
Duke Energy Corp.	10,265	909,171
Edison International	4,746	262,549
El Paso Electric Co.	453	25,074
Entergy Corp.	3,418	297,571
Evergy, Inc.	3,113	184,819
Eversource Energy	3,654	249,714
Exelon Corp.	16,972	787,331
FirstEnergy Corp.	8,699	329,083
Hawaiian Electric Industries, Inc.	1,448	55,487
IDACORP, Inc.	418	41,064
MDU Resources Group, Inc.	2,922	77,345
MGE Energy, Inc.	304	20,091
National Fuel Gas Co.	945	50,888
New Jersey Resources Corp.	915	44,405
NextEra Energy, Inc.	3,637	660,879
NiSource, Inc.	3,065	80,977
Northwest Natural Holding Co.	350	23,216
NorthWestern Corp.	580	37,097
NRG Energy, Inc.	3,936	151,261

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
OGE Energy Corp.	2,591	102,655
ONE Gas, Inc.	481	40,928
Ormat Technologies, Inc.	212	11,891
Otter Tail Corp.	412	20,155
Pattern Energy Group, Inc., Class A	373	7,717
PG&E Corp. *	9,149	241,351
Pinnacle West Capital Corp.	1,538	137,436
PNM Resources, Inc.	1,096	47,369
Portland General Electric Co.	1,176	56,624
PPL Corp.	11,926	364,816
Public Service Enterprise Group, Inc.	7,213	403,207
SCANA Corp.	3,495	163,077
Sempra Energy	2,608	300,494
South Jersey Industries, Inc.	758	23,650
Southwest Gas Holdings, Inc.	332	26,152
Spire, Inc.	387	30,538
The Southern Co.	14,160	670,193
UGI Corp.	2,326	133,629
Vectren Corp.	941	67,573
Vistra Energy Corp. *	3,842	90,210
WEC Energy Group, Inc.	2,719	197,073
Xcel Energy, Inc.	6,312	331,064
		10,896,092
Total Common Stock
(Cost $233,570,296)		265,929,873

Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(c)	469	896
Total Rights
(Cost $896)		896

Security	Number of Shares	Value ($)
Other Investment Companies 0.4% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (d)	730,947	730,947

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.13% (d)	274,150	274,150
Total Other Investment Companies
(Cost $1,005,097)		1,005,097

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	5	689,575	3,413
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $260,471.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2018:
	Balance of Shares Held at 2/28/18	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	2,757	470	(526)	2,701	($27,126)	$6,991	$939

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$265,929,873	$—	$—	$265,929,873
Rights [1]
Materials	—	—	896	896
Other Investment Companies[1]	1,005,097	—	—	1,005,097
Futures Contracts[2]	3,413	—	—	3,413
Total	$266,938,383	$—	$896	$266,939,279
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.5%
Adient plc	78,515	1,859,235
Aptiv plc	50,850	3,656,115
BorgWarner, Inc.	58,300	2,307,514
Cooper Tire & Rubber Co.	37,526	1,283,389
Dana, Inc.	51,657	749,543
Ford Motor Co.	2,128,628	20,030,390
Garrett Motion, Inc. *	10,860	124,890
General Motors Co.	675,862	25,648,963
Gentex Corp.	45,822	1,031,911
Harley-Davidson, Inc.	66,263	2,802,262
Lear Corp.	21,100	2,874,875
Tenneco, Inc., Class A	23,685	799,369
The Goodyear Tire & Rubber Co.	150,414	3,483,588
Thor Industries, Inc.	11,386	772,085
Visteon Corp. *	16,882	1,246,229
		68,670,358

Banks 4.8%
Bank of America Corp.	866,880	24,619,392
BB&T Corp.	115,154	5,884,369
CIT Group, Inc.	35,437	1,645,340
Citigroup, Inc.	469,067	30,390,851
Citizens Financial Group, Inc.	69,048	2,510,585
Comerica, Inc.	18,816	1,489,851
Fifth Third Bancorp	147,597	4,122,384
First Republic Bank	9,886	980,197
Huntington Bancshares, Inc.	115,597	1,686,560
JPMorgan Chase & Co.	505,037	56,155,064
KeyCorp	117,734	2,159,242
M&T Bank Corp.	16,477	2,784,778
New York Community Bancorp, Inc.	135,124	1,436,368
People's United Financial, Inc.	58,118	979,869
Regions Financial Corp.	166,624	2,740,965
SunTrust Banks, Inc.	73,216	4,589,911
The PNC Financial Services Group, Inc.	67,595	9,178,049
U.S. Bancorp	289,160	15,747,654
Wells Fargo & Co.	959,789	52,097,347
		221,198,776

Capital Goods 7.2%
3M Co.	101,274	21,056,890
AECOM *	53,161	1,709,658
AGCO Corp.	37,022	2,209,473
Allison Transmission Holdings, Inc.	26,600	1,253,126
AMETEK, Inc.	27,729	2,036,140
Arcosa, Inc. *	19,799	541,305
Carlisle Cos., Inc.	12,230	1,290,510
Caterpillar, Inc.	125,637	17,045,172
Cummins, Inc.	51,761	7,819,017
Deere & Co.	90,118	13,957,476
Donaldson Co., Inc.	21,928	1,228,845
Security	Number of Shares	Value ($)
Dover Corp.	38,584	3,275,396
Eaton Corp. plc	112,254	8,636,823
EMCOR Group, Inc.	18,294	1,332,901
Emerson Electric Co.	181,371	12,246,170
Fastenal Co.	49,272	2,919,859
Flowserve Corp.	52,485	2,546,047
Fluor Corp.	111,681	4,571,103
Fortive Corp.	32,539	2,475,242
Fortune Brands Home & Security, Inc.	26,422	1,157,284
GATX Corp.	14,075	1,175,403
General Dynamics Corp.	56,187	10,388,414
General Electric Co.	3,906,699	29,300,242
Harris Corp.	16,889	2,414,282
HD Supply Holdings, Inc. *	24,351	971,605
Honeywell International, Inc.	109,454	16,062,374
Hubbell, Inc.	13,786	1,518,666
Huntington Ingalls Industries, Inc.	7,016	1,511,948
IDEX Corp.	9,117	1,252,676
Illinois Tool Works, Inc.	76,937	10,698,090
Ingersoll-Rand plc	48,678	5,039,147
Jacobs Engineering Group, Inc.	48,868	3,209,162
Johnson Controls International plc	125,004	4,347,639
L3 Technologies, Inc.	11,456	2,099,770
Lincoln Electric Holdings, Inc.	16,227	1,394,711
Lockheed Martin Corp.	38,104	11,447,585
Masco Corp.	35,098	1,112,256
MSC Industrial Direct Co., Inc., Class A	12,587	1,115,082
Northrop Grumman Corp.	35,308	9,175,843
Oshkosh Corp.	27,914	1,991,106
Owens Corning	28,523	1,487,474
PACCAR, Inc.	95,353	5,932,864
Parker-Hannifin Corp.	31,374	5,397,583
Pentair plc	33,709	1,439,374
Quanta Services, Inc. *	72,256	2,536,186
Raytheon Co.	51,751	9,074,020
Regal Beloit Corp.	13,324	1,041,670
Resideo Technologies, Inc. *	18,180	375,053
Rockwell Automation, Inc.	18,872	3,290,144
Roper Technologies, Inc.	6,820	2,029,564
Snap-on, Inc.	10,738	1,785,085
Spirit AeroSystems Holdings, Inc., Class A	19,192	1,571,441
Stanley Black & Decker, Inc.	29,308	3,834,952
Terex Corp.	32,489	1,074,086
Textron, Inc.	57,656	3,236,808
The Boeing Co.	63,896	22,156,577
The Timken Co.	26,801	1,076,060
TransDigm Group, Inc. *	7,040	2,546,157
Trinity Industries, Inc.	59,470	1,417,170
United Rentals, Inc. *	20,155	2,360,755
United Technologies Corp.	209,543	25,530,732
Valmont Industries, Inc.	7,666	1,000,720
W.W. Grainger, Inc.	15,136	4,753,309
WABCO Holdings, Inc. *	8,853	1,075,197
Wabtec Corp.	12,923	1,222,516
Watsco, Inc.	6,553	1,007,196

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WESCO International, Inc. *	26,844	1,433,738
Xylem, Inc.	20,385	1,487,697
		336,708,566

Commercial & Professional Services 0.6%
ABM Industries, Inc.	30,592	969,155
Cintas Corp.	12,459	2,334,567
Equifax, Inc.	13,794	1,416,230
IHS Markit Ltd. *	19,802	1,056,833
KAR Auction Services, Inc.	19,352	1,105,773
ManpowerGroup, Inc.	38,537	3,128,434
Nielsen Holdings plc	99,567	2,705,235
Pitney Bowes, Inc.	144,877	1,222,762
Republic Services, Inc.	44,444	3,437,299
Robert Half International, Inc.	33,272	2,057,208
The Dun & Bradstreet Corp.	8,596	1,233,870
Verisk Analytics, Inc. *	9,657	1,190,901
Waste Management, Inc.	78,991	7,405,406
		29,263,673

Consumer Durables & Apparel 1.3%
Brunswick Corp.	17,853	946,923
Carter's, Inc.	11,227	1,038,498
D.R. Horton, Inc.	50,456	1,877,972
Fossil Group, Inc. *	126,089	2,437,300
Garmin Ltd.	24,664	1,644,102
Hanesbrands, Inc.	78,501	1,248,951
Hasbro, Inc.	20,686	1,882,426
Leggett & Platt, Inc.	36,578	1,417,032
Lennar Corp., Class A	34,347	1,467,647
Mattel, Inc. *	201,508	2,800,961
Michael Kors Holdings Ltd. *	42,279	1,849,706
Mohawk Industries, Inc. *	9,240	1,183,275
Newell Brands, Inc.	74,712	1,748,261
NIKE, Inc., Class B	198,985	14,947,753
NVR, Inc. *	646	1,582,700
Polaris Industries, Inc.	16,341	1,585,077
PulteGroup, Inc.	71,823	1,904,746
PVH Corp.	15,677	1,732,465
Ralph Lauren Corp.	25,980	2,894,172
Tapestry, Inc.	81,191	3,160,766
VF Corp.	65,847	5,352,703
Whirlpool Corp.	28,684	3,617,913
		58,321,349

Consumer Services 1.9%
Aramark	54,308	2,066,963
Brinker International, Inc.	27,264	1,392,645
Carnival Corp.	90,132	5,434,058
Chipotle Mexican Grill, Inc. *	5,129	2,427,094
Darden Restaurants, Inc.	23,728	2,622,893
Domino's Pizza, Inc.	4,309	1,194,972
H&R Block, Inc.	58,242	1,573,116
Hilton Worldwide Holdings, Inc.	17,483	1,320,666
Las Vegas Sands Corp.	68,784	3,778,993
Marriott International, Inc., Class A	21,123	2,429,779
McDonald's Corp.	166,006	31,293,791
MGM Resorts International	78,299	2,110,941
Norwegian Cruise Line Holdings Ltd. *	19,892	1,020,858
Royal Caribbean Cruises Ltd.	23,391	2,644,820
Service Corp. International	27,355	1,263,801
Starbucks Corp.	154,081	10,280,284
The Wendy's Co.	64,732	1,160,645
Wyndham Destinations, Inc.	27,732	1,150,046
Wyndham Hotels & Resorts, Inc.	27,946	1,400,933
Wynn Resorts Ltd.	15,067	1,648,330
Security	Number of Shares	Value ($)
Yum China Holdings, Inc.	56,348	2,018,949
Yum! Brands, Inc.	71,655	6,608,024
		86,842,601

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	6,836	759,616
AGNC Investment Corp.	77,238	1,367,113
Ally Financial, Inc.	245,183	6,541,483
American Express Co.	176,808	19,850,234
Ameriprise Financial, Inc.	42,977	5,576,266
Annaly Capital Management, Inc.	230,605	2,315,274
Berkshire Hathaway, Inc., Class B *	279,050	60,899,872
BlackRock, Inc.	13,439	5,752,026
Capital One Financial Corp.	153,463	13,762,562
CME Group, Inc.	28,266	5,372,801
Discover Financial Services	117,658	8,389,015
Franklin Resources, Inc.	136,343	4,620,664
Intercontinental Exchange, Inc.	27,163	2,219,760
Invesco Ltd.	111,878	2,276,717
Jefferies Financial Group, Inc.	65,480	1,430,738
Lazard Ltd., Class A	18,473	741,137
Legg Mason, Inc.	48,709	1,411,100
LPL Financial Holdings, Inc.	21,835	1,401,152
Moody's Corp.	16,526	2,628,791
Morgan Stanley	130,950	5,812,871
MSCI, Inc.	7,702	1,209,907
Nasdaq, Inc.	13,026	1,189,534
Navient Corp.	269,248	3,096,352
Northern Trust Corp.	21,926	2,175,717
Raymond James Financial, Inc.	12,102	964,893
S&P Global, Inc.	19,963	3,650,434
Santander Consumer USA Holdings, Inc.	67,327	1,309,510
SEI Investments Co.	15,300	821,610
SLM Corp. *	146,931	1,508,981
State Street Corp.	63,694	4,650,936
Synchrony Financial	207,302	5,385,706
T. Rowe Price Group, Inc.	45,076	4,478,751
TD Ameritrade Holding Corp.	24,447	1,315,493
The Bank of New York Mellon Corp.	153,953	7,899,329
The Charles Schwab Corp. (a)	50,246	2,251,021
The Goldman Sachs Group, Inc.	89,668	17,098,791
Voya Financial, Inc.	55,402	2,490,320
Waddell & Reed Financial, Inc., Class A	54,215	1,103,817
		215,730,294

Energy 11.6%
Anadarko Petroleum Corp.	116,208	6,147,403
Apache Corp.	166,610	5,853,009
Baker Hughes a GE Co.	198,354	4,526,438
Chevron Corp.	867,343	103,161,776
CNX Resources Corp. *	69,526	962,240
Concho Resources, Inc. *	11,281	1,470,366
ConocoPhillips	552,380	36,556,508
Devon Energy Corp.	85,529	2,311,849
EOG Resources, Inc.	66,394	6,859,164
EQT Corp.	26,878	502,887
Equitrans Midstream Corp. *	21,342	476,353
Exxon Mobil Corp.	2,149,174	170,859,333
Halliburton Co.	246,691	7,753,498
Helmerich & Payne, Inc.	38,326	2,322,556
Hess Corp.	177,332	9,556,421
HollyFrontier Corp.	132,465	8,275,089
Kinder Morgan, Inc.	580,124	9,902,717
Marathon Oil Corp.	472,845	7,891,783
Marathon Petroleum Corp.	366,870	23,905,249
Murphy Oil Corp.	135,553	4,324,141
Nabors Industries Ltd.	347,824	1,123,472

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
National Oilwell Varco, Inc.	229,240	7,360,896
Noble Corp. plc *	476,271	1,986,050
Noble Energy, Inc.	108,616	2,578,544
Occidental Petroleum Corp.	232,307	16,324,213
Oceaneering International, Inc. *	79,076	1,327,686
ONEOK, Inc.	37,692	2,315,420
Patterson-UTI Energy, Inc.	77,161	1,070,995
PBF Energy, Inc., Class A	63,469	2,454,981
Phillips 66	276,401	25,849,022
Pioneer Natural Resources Co.	13,690	2,022,697
QEP Resources, Inc. *	129,752	1,041,909
Rowan Cos. plc, Class A *	62,031	859,750
Schlumberger Ltd.	385,766	17,398,047
SM Energy Co.	50,055	1,021,122
Targa Resources Corp.	30,877	1,378,040
The Williams Cos., Inc.	191,616	4,851,717
Transocean Ltd. *	380,195	3,528,210
Valero Energy Corp.	302,366	24,159,043
Weatherford International plc *	838,338	479,529
World Fuel Services Corp.	238,333	6,146,608
		538,896,731

Food & Staples Retailing 3.3%
Casey's General Stores, Inc.	14,479	1,874,596
Costco Wholesale Corp.	113,088	26,154,993
Performance Food Group Co. *	32,847	1,131,908
Rite Aid Corp. *(b)	970,702	1,077,479
SpartanNash Co.	50,240	942,000
Sysco Corp.	134,265	9,049,461
The Kroger Co.	563,899	16,725,244
United Natural Foods, Inc. *	38,628	834,751
US Foods Holding Corp. *	67,616	2,243,499
Walgreens Boots Alliance, Inc.	289,851	24,541,684
Walmart, Inc.	714,737	69,794,068
		154,369,683

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	319,821	17,535,785
Archer-Daniels-Midland Co.	437,949	20,154,413
Brown-Forman Corp., Class B	42,092	2,008,630
Bunge Ltd.	135,767	7,748,223
Campbell Soup Co.	39,656	1,554,515
Conagra Brands, Inc.	90,869	2,938,703
Constellation Brands, Inc., Class A	10,719	2,098,351
Dean Foods Co.	94,022	473,871
Flowers Foods, Inc.	49,880	987,125
General Mills, Inc.	181,610	7,683,919
Hormel Foods Corp.	53,983	2,434,093
Ingredion, Inc.	19,162	2,001,663
Kellogg Co.	51,793	3,296,624
McCormick & Co., Inc. Non-Voting Shares	16,443	2,466,450
Molson Coors Brewing Co., Class B	32,262	2,121,872
Mondelez International, Inc., Class A	397,547	17,881,664
Monster Beverage Corp. *	25,461	1,519,513
PepsiCo, Inc.	282,814	34,486,339
Philip Morris International, Inc.	363,318	31,437,907
Sanderson Farms, Inc.	8,757	990,942
The Coca-Cola Co.	706,830	35,624,232
The Hershey Co.	23,622	2,558,263
The J.M. Smucker Co.	30,605	3,198,529
The Kraft Heinz Co.	102,339	5,231,570
Tyson Foods, Inc., Class A	99,414	5,860,455
		214,293,651

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.8%
Abbott Laboratories	198,585	14,705,219
AmerisourceBergen Corp.	29,828	2,651,709
Anthem, Inc.	88,704	25,730,369
Baxter International, Inc.	60,228	4,128,629
Becton Dickinson & Co.	26,172	6,614,973
Boston Scientific Corp. *	61,751	2,326,160
Cardinal Health, Inc.	214,398	11,755,442
Centene Corp. *	20,775	2,955,244
Cerner Corp. *	31,663	1,833,604
Cigna Corp.	30,806	6,881,444
Community Health Systems, Inc. *	433,240	2,057,890
CVS Health Corp.	676,532	54,257,836
Danaher Corp.	55,653	6,096,230
DaVita, Inc. *	41,171	2,719,756
DENTSPLY SIRONA, Inc.	31,271	1,181,418
Edwards Lifesciences Corp. *	13,487	2,185,029
Express Scripts Holding Co. *	331,765	33,664,195
HCA Healthcare, Inc.	82,191	11,834,682
Henry Schein, Inc. *	43,313	3,863,520
Humana, Inc.	39,898	13,145,194
Intuitive Surgical, Inc. *	4,635	2,460,583
Laboratory Corp. of America Holdings *	13,678	1,992,064
Magellan Health, Inc. *	13,755	749,923
McKesson Corp.	101,713	12,663,269
MEDNAX, Inc. *	25,714	1,033,703
Medtronic plc	201,923	19,693,550
Molina Healthcare, Inc. *	11,351	1,585,848
Owens & Minor, Inc.	96,968	739,866
Patterson Cos., Inc.	51,436	1,304,931
Quest Diagnostics, Inc.	38,816	3,437,933
ResMed, Inc.	13,952	1,559,694
Stryker Corp.	30,504	5,352,232
Tenet Healthcare Corp. *	74,210	1,934,655
UnitedHealth Group, Inc.	150,614	42,376,755
Universal Health Services, Inc., Class B	23,066	3,182,877
Varian Medical Systems, Inc. *	15,028	1,854,305
WellCare Health Plans, Inc. *	7,898	2,013,042
Zimmer Biomet Holdings, Inc.	26,542	3,105,945
		317,629,718

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	42,930	2,841,537
Colgate-Palmolive Co.	140,648	8,933,961
Herbalife Nutrition Ltd. *	29,225	1,673,131
Kimberly-Clark Corp.	56,615	6,531,673
Nu Skin Enterprises, Inc., Class A	17,226	1,136,399
The Clorox Co.	17,447	2,889,572
The Estee Lauder Cos., Inc., Class A	24,007	3,424,839
The Procter & Gamble Co.	639,581	60,446,800
		87,877,912

Insurance 3.5%
Aflac, Inc.	200,097	9,152,437
Alleghany Corp.	3,136	1,978,910
American Financial Group, Inc.	13,007	1,331,397
American International Group, Inc.	583,141	25,220,848
Aon plc	48,345	7,982,243
Arch Capital Group Ltd. *	49,085	1,404,813
Arthur J. Gallagher & Co.	22,150	1,707,100
Assurant, Inc.	26,314	2,558,773
Assured Guaranty Ltd.	52,494	2,142,805
Axis Capital Holdings Ltd.	37,387	2,069,370
Chubb Ltd.	60,800	8,131,392
Cincinnati Financial Corp.	26,302	2,149,662
CNO Financial Group, Inc.	69,974	1,280,524

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Everest Re Group Ltd.	13,640	3,029,171
Fidelity National Financial, Inc.	54,942	1,846,051
First American Financial Corp.	22,621	1,093,273
Genworth Financial, Inc., Class A *	517,089	2,409,635
Lincoln National Corp.	53,212	3,350,760
Loews Corp.	94,781	4,555,175
Markel Corp. *	1,120	1,281,437
Marsh & McLennan Cos., Inc.	75,721	6,716,453
MetLife, Inc.	195,941	8,744,847
Old Republic International Corp.	60,061	1,354,376
Principal Financial Group, Inc.	50,881	2,509,451
Prudential Financial, Inc.	87,076	8,164,246
Reinsurance Group of America, Inc.	13,839	2,067,270
RenaissanceRe Holdings Ltd.	13,961	1,851,368
The Allstate Corp.	106,276	9,478,756
The Hartford Financial Services Group, Inc.	110,069	4,863,949
The Progressive Corp.	95,921	6,358,603
The Travelers Cos., Inc.	139,987	18,250,105
Torchmark Corp.	20,397	1,762,505
Unum Group	54,106	1,942,946
W.R. Berkley Corp.	23,220	1,829,272
White Mountains Insurance Group Ltd.	1,596	1,482,285
Willis Towers Watson plc	8,911	1,420,859
		163,473,067

Materials 3.3%
Air Products & Chemicals, Inc.	29,331	4,718,478
Albemarle Corp.	14,783	1,423,899
Alcoa Corp. *	104,861	3,335,628
AptarGroup, Inc.	11,026	1,147,255
Ashland Global Holdings, Inc.	24,636	2,017,442
Avery Dennison Corp.	16,830	1,622,412
Ball Corp.	51,013	2,505,248
Bemis Co., Inc.	36,032	1,756,920
Celanese Corp., Series A	20,233	2,042,117
CF Industries Holdings, Inc.	86,066	3,631,125
Commercial Metals Co.	67,538	1,301,457
Crown Holdings, Inc. *	23,652	1,212,875
Domtar Corp.	45,241	1,971,603
DowDuPont, Inc.	342,879	19,835,550
Eastman Chemical Co.	34,647	2,730,877
Ecolab, Inc.	33,141	5,318,799
FMC Corp.	15,864	1,312,587
Freeport-McMoRan, Inc.	430,650	5,141,961
Graphic Packaging Holding Co.	91,086	1,092,121
Huntsman Corp.	55,671	1,125,668
International Flavors & Fragrances, Inc.	11,782	1,668,685
International Paper Co.	117,628	5,433,237
Linde plc	116,271	18,492,903
LyondellBasell Industries N.V., Class A	158,182	14,759,962
Martin Marietta Materials, Inc.	7,692	1,466,788
Newmont Mining Corp.	107,612	3,480,172
Nucor Corp.	105,718	6,386,424
Owens-Illinois, Inc. *	65,840	1,210,798
Packaging Corp. of America	15,639	1,529,807
PPG Industries, Inc.	55,729	6,092,852
Reliance Steel & Aluminum Co.	34,212	2,752,355
RPM International, Inc.	25,133	1,657,521
Sealed Air Corp.	32,303	1,180,029
Sonoco Products Co.	29,952	1,723,438
Steel Dynamics, Inc.	45,512	1,602,022
The Mosaic Co.	254,272	9,153,792
The Sherwin-Williams Co.	7,262	3,079,596
United States Steel Corp.	57,116	1,317,095
Vulcan Materials Co.	11,427	1,207,948
Westrock Co.	58,876	2,773,648
		152,213,094

Security	Number of Shares	Value ($)
Media & Entertainment 4.2%
Activision Blizzard, Inc.	81,658	4,073,101
Alphabet, Inc., Class A *	16,558	18,373,585
Alphabet, Inc., Class C *	16,833	18,422,540
CBS Corp., Class B Non-Voting Shares	153,270	8,304,169
Charter Communications, Inc., Class A *	10,818	3,561,286
Cinemark Holdings, Inc.	26,090	1,001,073
Comcast Corp., Class A	1,001,394	39,064,380
Discovery, Inc., Class A *	77,995	2,396,006
Discovery, Inc., Class C *	163,092	4,555,160
DISH Network Corp., Class A *	47,377	1,552,070
Electronic Arts, Inc. *	18,877	1,586,989
Facebook, Inc., Class A *	46,045	6,474,387
IAC/InterActiveCorp *	8,394	1,493,796
Liberty Media Corp. - Liberty SiriusXM, Class A *	15,607	621,003
Liberty Media Corp. - Liberty SiriusXM, Class C *	31,668	1,270,520
News Corp., Class A	116,766	1,515,623
News Corp., Class B	40,552	543,397
Omnicom Group, Inc.	60,837	4,682,624
TEGNA, Inc.	87,884	1,167,978
The Interpublic Group of Cos., Inc.	76,255	1,791,992
The Walt Disney Co.	343,788	39,704,076
Tribune Media Co., Class A	30,539	1,229,500
Twenty-First Century Fox, Inc., Class A	273,755	13,542,660
Twenty-First Century Fox, Inc., Class B	122,520	6,007,156
Viacom, Inc., Class B	345,516	10,662,624
		193,597,695

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	161,465	15,221,306
Agilent Technologies, Inc.	34,823	2,519,444
Alexion Pharmaceuticals, Inc. *	9,617	1,184,334
Allergan plc	27,347	4,282,540
Amgen, Inc.	110,515	23,014,749
Biogen, Inc. *	19,326	6,449,473
Bristol-Myers Squibb Co.	201,453	10,769,677
Celgene Corp. *	85,134	6,148,377
Eli Lilly & Co.	140,203	16,633,684
Gilead Sciences, Inc.	316,858	22,794,765
IQVIA Holdings, Inc. *	10,266	1,283,969
Johnson & Johnson	415,919	61,098,501
Mallinckrodt plc *	52,522	1,249,498
Merck & Co., Inc.	677,122	53,722,859
Mettler-Toledo International, Inc. *	2,478	1,577,643
Mylan N.V. *	78,023	2,641,859
Perrigo Co., plc	18,067	1,125,213
Pfizer, Inc.	1,603,118	74,112,145
Regeneron Pharmaceuticals, Inc. *	3,189	1,166,058
Thermo Fisher Scientific, Inc.	31,421	7,841,111
United Therapeutics Corp. *	11,262	1,330,042
Waters Corp. *	7,743	1,537,605
Zoetis, Inc.	22,558	2,117,519
		319,822,371

Real Estate 1.6%
American Tower Corp.	23,832	3,920,126
AvalonBay Communities, Inc.	12,218	2,328,384
Boston Properties, Inc.	22,540	2,957,248
Brixmor Property Group, Inc.	74,194	1,224,201
Camden Property Trust	11,636	1,107,282
CBRE Group, Inc., Class A *	36,317	1,586,327
CoreCivic, Inc.	65,182	1,430,745
Crown Castle International Corp.	27,990	3,216,051
Digital Realty Trust, Inc.	18,177	2,091,082

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Duke Realty Corp.	41,320	1,175,967
Equinix, Inc.	3,682	1,418,601
Equity Residential	48,224	3,435,960
Essex Property Trust, Inc.	4,743	1,245,085
HCP, Inc.	104,705	3,063,668
Hospitality Properties Trust	53,038	1,423,540
Host Hotels & Resorts, Inc.	174,702	3,319,338
Iron Mountain, Inc.	71,894	2,442,239
Jones Lang LaSalle, Inc.	8,850	1,267,320
Kimco Realty Corp.	76,850	1,256,498
Mid-America Apartment Communities, Inc.	10,197	1,056,001
Outfront Media, Inc.	48,803	1,014,126
Park Hotels & Resorts, Inc.	26,920	829,674
Prologis, Inc.	47,167	3,176,226
Public Storage	11,880	2,533,529
Realogy Holdings Corp. (b)	51,221	986,516
Realty Income Corp.	20,132	1,290,260
Senior Housing Properties Trust	61,475	845,896
Simon Property Group, Inc.	35,421	6,577,325
SL Green Realty Corp.	13,274	1,279,879
The Macerich Co.	22,530	1,133,034
UDR, Inc.	28,189	1,201,415
Ventas, Inc.	61,028	3,874,668
VEREIT, Inc.	146,021	1,117,061
Vornado Realty Trust	26,718	1,922,627
Welltower, Inc.	66,018	4,775,082
Weyerhaeuser Co.	103,815	2,741,754
		76,264,735

Retailing 5.0%
Abercrombie & Fitch Co., Class A	80,972	1,693,125
Advance Auto Parts, Inc.	15,617	2,775,297
Amazon.com, Inc. *	6,908	11,675,694
American Eagle Outfitters, Inc.	79,034	1,654,182
AutoNation, Inc. *	33,921	1,259,487
AutoZone, Inc. *	3,020	2,443,391
Bed Bath & Beyond, Inc.	309,143	3,981,762
Best Buy Co., Inc.	104,084	6,722,786
Big Lots, Inc.	34,490	1,502,384
Booking Holdings, Inc. *	3,407	6,445,635
CarMax, Inc. *	45,922	3,034,067
Chico's FAS, Inc.	134,739	727,591
Core-Mark Holding Co., Inc.	71,035	1,866,800
Dick's Sporting Goods, Inc.	59,334	2,134,837
Dillard's, Inc., Class A (b)	18,131	1,258,110
Dollar General Corp.	77,238	8,572,646
Dollar Tree, Inc. *	35,235	3,057,341
DSW, Inc., Class A	42,289	1,173,097
eBay, Inc. *	137,693	4,110,136
Expedia Group, Inc.	14,601	1,763,655
Foot Locker, Inc.	73,620	4,152,168
GameStop Corp., Class A	198,634	2,713,340
Genuine Parts Co.	45,706	4,740,169
GNC Holdings, Inc., Class A *	335,874	957,241
Group 1 Automotive, Inc.	15,180	853,116
Kohl's Corp.	136,068	9,139,688
L Brands, Inc.	111,368	3,687,394
LKQ Corp. *	51,997	1,447,596
Lowe's Cos., Inc.	236,717	22,338,983
Macy's, Inc.	229,181	7,842,574
Murphy USA, Inc. *	37,246	3,017,671
Nordstrom, Inc.	64,682	3,419,737
O'Reilly Automotive, Inc. *	16,450	5,704,531
Office Depot, Inc.	534,961	1,727,924
Qurate Retail, Inc. *	191,580	4,256,908
Ross Stores, Inc.	50,157	4,393,753
Sally Beauty Holdings, Inc. *	66,940	1,413,103
Signet Jewelers Ltd.	41,209	2,171,714
Security	Number of Shares	Value ($)
Target Corp.	312,368	22,165,633
The Gap, Inc.	136,973	3,737,993
The Home Depot, Inc.	188,040	33,907,373
The TJX Cos., Inc.	278,845	13,621,578
Tiffany & Co.	20,263	1,843,933
Tractor Supply Co.	34,667	3,297,872
Ulta Salon, Cosmetics & Fragrance, Inc. *	2,553	760,258
Urban Outfitters, Inc. *	35,942	1,369,031
Williams-Sonoma, Inc.	33,912	1,920,437
		234,453,741

Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	30,639	2,816,337
Applied Materials, Inc.	121,593	4,532,987
Broadcom, Inc.	11,033	2,619,344
First Solar, Inc. *	18,367	816,413
Intel Corp.	1,156,166	57,010,545
KLA-Tencor Corp.	29,701	2,927,331
Lam Research Corp.	15,315	2,403,842
Marvell Technology Group Ltd.	94,744	1,526,326
Maxim Integrated Products, Inc.	38,537	2,154,989
Microchip Technology, Inc.	17,461	1,309,575
Micron Technology, Inc. *	131,307	5,063,198
NVIDIA Corp.	13,413	2,192,087
NXP Semiconductor N.V.	25,507	2,126,519
ON Semiconductor Corp. *	49,837	955,874
Qorvo, Inc. *	27,601	1,816,422
QUALCOMM, Inc.	402,646	23,458,156
Skyworks Solutions, Inc.	19,564	1,423,672
Texas Instruments, Inc.	131,678	13,148,048
Xilinx, Inc.	33,722	3,118,611
		131,420,276

Software & Services 6.0%
Accenture plc, Class A	83,922	13,806,847
Adobe, Inc. *	12,733	3,194,582
Akamai Technologies, Inc. *	21,349	1,467,744
Alliance Data Systems Corp.	9,367	1,876,772
Amdocs Ltd.	36,103	2,343,446
Autodesk, Inc. *	8,742	1,263,219
Automatic Data Processing, Inc.	46,055	6,789,428
Booz Allen Hamilton Holding Corp.	36,489	1,872,251
Broadridge Financial Solutions, Inc.	12,073	1,278,169
CACI International, Inc., Class A *	7,045	1,161,791
Citrix Systems, Inc. *	18,574	2,024,009
Cognizant Technology Solutions Corp., Class A	68,147	4,854,111
Conduent, Inc. *	37,605	482,096
DXC Technology Co.	31,008	1,954,744
Fidelity National Information Services, Inc.	38,809	4,189,432
First Data Corp., Class A *	70,925	1,353,249
Fiserv, Inc. *	55,840	4,418,619
Genpact Ltd.	29,269	889,192
Global Payments, Inc.	11,258	1,258,757
International Business Machines Corp.	372,824	46,330,838
Intuit, Inc.	23,745	5,094,015
Jack Henry & Associates, Inc.	7,637	1,066,889
Leidos Holdings, Inc.	30,979	1,951,677
Mastercard, Inc., Class A	56,184	11,296,917
Microsoft Corp.	817,283	90,628,512
Oracle Corp.	623,437	30,398,788
Paychex, Inc.	37,498	2,653,358
PayPal Holdings, Inc. *	39,196	3,363,409
Red Hat, Inc. *	7,438	1,328,129
salesforce.com, Inc. *	8,087	1,154,500
Symantec Corp.	232,351	5,137,281
Teradata Corp. *	45,456	1,710,509

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Western Union Co.	176,386	3,303,710
Total System Services, Inc.	16,378	1,430,946
Visa, Inc., Class A	108,451	15,368,591
		278,696,527

Technology Hardware & Equipment 6.0%
Amphenol Corp., Class A	30,889	2,716,379
Anixter International, Inc. *	15,937	1,019,331
Apple, Inc.	851,523	152,064,977
ARRIS International plc *	34,536	1,067,162
Arrow Electronics, Inc. *	54,147	4,167,695
Avnet, Inc.	124,402	5,451,296
CDW Corp.	21,209	1,965,650
Cisco Systems, Inc.	850,521	40,714,440
CommScope Holding Co., Inc. *	35,728	646,677
Corning, Inc.	315,679	10,171,177
F5 Networks, Inc. *	10,854	1,866,562
FLIR Systems, Inc.	21,428	982,688
Hewlett Packard Enterprise Co.	585,616	8,784,240
HP, Inc.	454,132	10,445,036
Jabil, Inc.	105,281	2,628,867
Juniper Networks, Inc.	144,869	4,159,189
Keysight Technologies, Inc. *	20,217	1,249,815
Motorola Solutions, Inc.	62,903	8,256,019
NCR Corp. *	35,825	992,711
NetApp, Inc.	55,187	3,690,355
Sanmina Corp. *	44,708	1,208,904
SYNNEX Corp.	20,062	1,619,806
Tech Data Corp. *	40,054	3,602,857
Trimble, Inc. *	24,652	937,516
Western Digital Corp.	89,124	4,045,338
Xerox Corp.	124,956	3,363,815
		277,818,502

Telecommunication Services 3.9%
AT&T, Inc.	2,710,592	84,678,894
CenturyLink, Inc.	763,967	14,362,580
Frontier Communications Corp. (b)	492,509	1,758,257
Sprint Corp. *	257,364	1,616,246
T-Mobile US, Inc. *	43,560	2,981,682
Telephone & Data Systems, Inc.	64,345	2,299,047
Verizon Communications, Inc.	1,218,325	73,464,997
Windstream Holdings, Inc. *(b)	236,066	710,559
		181,872,262

Transportation 2.3%
Alaska Air Group, Inc.	33,489	2,453,404
American Airlines Group, Inc.	178,886	7,184,062
Avis Budget Group, Inc. *	61,967	1,815,013
C.H. Robinson Worldwide, Inc.	40,186	3,710,373
CSX Corp.	144,954	10,528,009
Delta Air Lines, Inc.	43,757	2,656,488
Expeditors International of Washington, Inc.	46,798	3,560,860
FedEx Corp.	61,620	14,110,980
Hertz Global Holdings, Inc. *	146,439	2,739,874
J.B. Hunt Transport Services, Inc.	14,621	1,555,090
JetBlue Airways Corp. *	96,833	1,890,180
Kansas City Southern	16,193	1,668,689
Kirby Corp. *	14,566	1,111,968
Landstar System, Inc.	9,207	1,004,300
Norfolk Southern Corp.	54,549	9,313,696
Old Dominion Freight Line, Inc.	7,423	1,014,947
Ryder System, Inc.	29,510	1,669,381
Southwest Airlines Co.	31,663	1,729,116
Union Pacific Corp.	158,198	24,327,688
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	26,087	2,522,613
United Parcel Service, Inc., Class B	96,321	11,104,848
		107,671,579

Utilities 4.1%
AES Corp.	506,344	7,843,269
Alliant Energy Corp.	43,219	1,961,710
Ameren Corp.	61,279	4,204,965
American Electric Power Co., Inc.	125,758	9,776,427
American Water Works Co., Inc.	26,390	2,517,870
Atmos Energy Corp.	18,529	1,772,669
CenterPoint Energy, Inc.	123,820	3,468,198
CMS Energy Corp.	62,940	3,278,545
Consolidated Edison, Inc.	81,550	6,552,542
Dominion Energy, Inc.	117,382	8,744,959
DTE Energy Co.	43,171	5,169,296
Duke Energy Corp.	194,256	17,205,254
Edison International	90,156	4,987,430
Entergy Corp.	64,791	5,640,704
Evergy, Inc.	59,366	3,524,559
Eversource Energy	68,464	4,678,830
Exelon Corp.	320,074	14,848,233
FirstEnergy Corp.	163,563	6,187,588
MDU Resources Group, Inc.	54,157	1,433,536
NextEra Energy, Inc.	68,458	12,439,503
NiSource, Inc.	57,961	1,531,330
NRG Energy, Inc.	74,538	2,864,495
OGE Energy Corp.	50,040	1,982,585
PG&E Corp. *	173,377	4,573,685
Pinnacle West Capital Corp.	29,075	2,598,142
Portland General Electric Co.	22,531	1,084,868
PPL Corp.	226,658	6,933,468
Public Service Enterprise Group, Inc.	136,525	7,631,747
SCANA Corp.	66,092	3,083,853
Sempra Energy	49,406	5,692,559
The Southern Co.	268,738	12,719,370
UGI Corp.	44,035	2,529,811
Vectren Corp.	17,911	1,286,189
Vistra Energy Corp. *	72,821	1,709,837
WEC Energy Group, Inc.	51,260	3,715,325
Xcel Energy, Inc.	119,646	6,275,433
		192,448,784
Total Common Stock
(Cost $4,171,642,250)		4,639,555,945

Other Investment Companies 0.5% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	15,780,665	15,780,665

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	4,675,575	4,675,575
Total Other Investment Companies
(Cost $20,456,240)		20,456,240

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 12/21/18	86	11,860,690	58,712
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $4,417,736.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended November 30, 2018:
	Balance of Shares Held at 2/28/18	Gross Purchases	Gross Sales	Balance of Shares Held at 11/30/18	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses)	Dividends Received
The Charles Schwab Corp.	48,120	9,766	(7,640)	50,246	($426,701)	$22,117	$17,452

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,639,555,945	$—	$—	$4,639,555,945
Other Investment Companies[1]	20,456,240	—	—	20,456,240
Futures Contracts[2]	58,712	—	—	58,712
Total	$4,660,070,897	$—	$—	$4,660,070,897
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	295,883	3,683,743
Cooper-Standard Holding, Inc. *	46,803	3,422,235
Dorman Products, Inc. *	40,959	3,598,658
Gentherm, Inc. *	58,416	2,712,255
LCI Industries	42,309	3,273,871
Modine Manufacturing Co. *	121,738	1,588,681
Standard Motor Products, Inc.	58,323	3,071,872
Superior Industries International, Inc.	171,753	1,264,102
Tesla, Inc. *	2,971	1,041,276
Tower International, Inc.	73,888	2,077,731
Winnebago Industries, Inc.	53,269	1,333,323
		27,067,747

Banks 6.0%
Associated Banc-Corp.	175,350	4,062,859
BancorpSouth Bank	64,359	1,981,614
Bank of Hawaii Corp.	54,347	4,334,173
Bank OZK	50,787	1,376,328
BankUnited, Inc.	120,952	4,177,682
Banner Corp.	13,514	810,840
BOK Financial Corp.	31,196	2,629,823
Capitol Federal Financial, Inc.	211,360	2,967,494
Cathay General Bancorp	57,431	2,272,545
Central Pacific Financial Corp.	26,628	746,649
Chemical Financial Corp.	29,785	1,405,852
Columbia Banking System, Inc.	54,294	2,208,680
Commerce Bancshares, Inc.	92,507	5,829,794
Community Bank System, Inc.	37,255	2,446,163
Cullen/Frost Bankers, Inc.	48,056	4,820,978
CVB Financial Corp.	82,250	1,911,490
East West Bancorp, Inc.	118,477	6,361,030
Essent Group Ltd. *	20,705	798,385
F.N.B. Corp.	277,672	3,404,259
First BanCorp (Puerto Rico)	124,820	1,129,621
First Citizens BancShares, Inc., Class A	6,453	2,771,370
First Commonwealth Financial Corp.	109,585	1,527,615
First Financial Bancorp	71,222	1,988,518
First Financial Bankshares, Inc. (a)	34,081	2,232,987
First Hawaiian, Inc.	32,639	849,267
First Horizon National Corp.	199,134	3,283,720
First Midwest Bancorp, Inc.	66,706	1,573,595
Fulton Financial Corp.	261,789	4,557,746
Glacier Bancorp, Inc.	64,264	3,034,546
Great Western Bancorp, Inc.	53,744	2,005,726
Hancock Whitney Corp.	83,045	3,340,070
Home BancShares, Inc.	78,874	1,546,719
Hope Bancorp, Inc.	51,556	783,651
IBERIABANK Corp.	30,427	2,274,418
International Bancshares Corp.	64,145	2,462,527
Investors Bancorp, Inc.	206,140	2,531,399
MB Financial, Inc.	64,210	2,945,955
Security	Number of Shares	Value ($)
MGIC Investment Corp. *	134,827	1,578,824
National Bank Holdings Corp., Class A	49,127	1,828,998
NBT Bancorp, Inc.	51,880	2,021,764
Northwest Bancshares, Inc.	158,355	2,839,305
Ocwen Financial Corp. *	774,528	1,634,254
Old National Bancorp	163,813	3,068,217
PacWest Bancorp	96,616	3,887,828
Park National Corp.	18,548	1,773,745
Popular, Inc.	155,276	8,757,566
Prosperity Bancshares, Inc.	55,956	3,882,787
Provident Financial Services, Inc.	65,368	1,678,650
Radian Group, Inc.	199,149	3,664,342
Signature Bank	30,777	3,795,727
South State Corp.	11,074	803,529
SVB Financial Group *	21,483	5,474,083
Synovus Financial Corp.	118,111	4,465,777
TCF Financial Corp.	191,529	4,307,487
Texas Capital Bancshares, Inc. *	23,425	1,397,536
The Bank of NT Butterfield & Son Ltd.	36,079	1,431,615
Trustmark Corp.	89,027	2,879,133
UMB Financial Corp.	35,808	2,423,127
Umpqua Holdings Corp.	206,674	3,976,408
Union Bankshares Corp.	42,959	1,520,749
United Bankshares, Inc.	82,906	2,998,710
United Community Banks, Inc.	27,055	699,372
Valley National Bancorp	323,871	3,504,284
Walker & Dunlop, Inc.	15,164	716,196
Washington Federal, Inc.	140,597	4,050,600
Webster Financial Corp.	74,234	4,466,660
WesBanco, Inc.	17,035	740,682
Westamerica Bancorp	34,035	2,151,012
Western Alliance Bancorp *	30,355	1,422,739
Wintrust Financial Corp.	35,055	2,711,504
Zions Bancorp NA	129,168	6,285,315
		194,224,613

Capital Goods 12.2%
A.O. Smith Corp.	122,913	5,823,618
AAON, Inc.	23,876	906,094
AAR Corp.	117,220	5,121,342
Actuant Corp., Class A	213,466	5,464,730
Acuity Brands, Inc.	51,703	6,722,424
Aegion Corp. *	112,934	2,157,039
Air Lease Corp.	104,275	4,052,126
Aircastle Ltd.	136,257	2,541,193
Alamo Group, Inc.	17,249	1,428,390
Albany International Corp., Class A	32,458	2,348,661
Allegion plc	49,316	4,516,852
Altra Industrial Motion Corp.	45,980	1,450,669
American Woodmark Corp. *	18,923	1,265,759
Apogee Enterprises, Inc.	59,154	2,156,163
Applied Industrial Technologies, Inc.	99,531	6,492,407
Armstrong Flooring, Inc. *	183,730	2,873,537
Armstrong World Industries, Inc. *	84,131	5,635,936
Astec Industries, Inc.	56,980	2,032,477
Atkore International Group, Inc. *	90,776	1,853,646

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AZZ, Inc.	56,914	2,717,074
Barnes Group, Inc.	68,252	4,098,533
Beacon Roofing Supply, Inc. *	114,934	4,006,599
BMC Stock Holdings, Inc. *	108,854	1,851,607
Briggs & Stratton Corp.	182,133	2,717,424
Builders FirstSource, Inc. *	49,196	665,622
BWX Technologies, Inc.	87,093	3,938,345
Chart Industries, Inc. *	46,876	2,979,439
CIRCOR International, Inc. *	47,817	1,582,743
Colfax Corp. *	201,227	5,018,601
Comfort Systems USA, Inc.	65,713	3,460,447
Crane Co.	69,768	6,025,862
Cubic Corp.	49,572	3,033,311
Curtiss-Wright Corp.	54,265	5,990,856
DXP Enterprises, Inc. *	21,178	767,279
Dycom Industries, Inc. *	40,939	2,712,618
Encore Wire Corp.	77,709	3,882,342
EnerSys	105,733	9,237,892
EnPro Industries, Inc.	29,164	2,052,562
ESCO Technologies, Inc.	33,836	2,377,994
Esterline Technologies Corp. *	79,574	9,447,821
Federal Signal Corp.	104,623	2,454,456
Franklin Electric Co., Inc.	74,138	3,354,744
Generac Holdings, Inc. *	132,034	7,515,375
Gibraltar Industries, Inc. *	47,380	1,713,261
Global Brass & Copper Holdings, Inc.	58,801	1,903,388
GMS, Inc. *	34,794	653,779
Graco, Inc.	149,578	6,588,911
Granite Construction, Inc.	95,455	4,832,887
Griffon Corp.	114,343	1,390,411
H&E Equipment Services, Inc.	89,726	1,987,431
Harsco Corp. *	175,092	4,683,711
HEICO Corp.	10,575	893,799
HEICO Corp., Class A	21,633	1,460,660
Herc Holdings, Inc. *	63,538	2,266,400
Hexcel Corp.	117,759	7,262,198
Hillenbrand, Inc.	89,943	3,985,374
Hyster-Yale Materials Handling, Inc.	44,600	2,919,962
ITT, Inc.	123,825	6,866,096
John Bean Technologies Corp.	7,902	652,231
Kaman Corp.	50,914	2,890,388
KBR, Inc.	474,014	8,802,440
Kennametal, Inc.	179,048	7,487,787
Lennox International, Inc.	31,359	7,084,312
Lindsay Corp.	26,692	2,700,163
Masonite International Corp. *	51,851	2,782,843
MasTec, Inc. *	130,947	5,904,400
Maxar Technologies Ltd.	128,442	2,126,999
Meritor, Inc. *	90,306	1,490,049
Milacron Holdings Corp. *	49,967	712,030
Moog, Inc., Class A	85,062	7,438,672
MRC Global, Inc. *	420,768	6,618,681
Mueller Industries, Inc.	253,008	6,026,651
Mueller Water Products, Inc., Class A	209,352	2,204,477
MYR Group, Inc. *	77,266	2,418,426
National Presto Industries, Inc.	16,913	2,172,982
Nordson Corp.	62,085	7,475,655
NOW, Inc. *	676,001	9,119,253
Primoris Services Corp.	117,945	2,848,372
Quanex Building Products Corp.	115,506	1,823,840
Raven Industries, Inc.	49,124	1,982,153
RBC Bearings, Inc. *	15,235	2,331,260
Rexnord Corp. *	151,496	4,288,852
Rush Enterprises, Inc., Class A	115,408	4,397,045
Simpson Manufacturing Co., Inc.	52,965	3,098,452
SPX FLOW, Inc. *	107,568	4,037,027
Standex International Corp.	20,231	1,612,411
Teledyne Technologies, Inc. *	37,079	8,327,202
Tennant Co.	38,939	2,330,499
Security	Number of Shares	Value ($)
Textainer Group Holdings Ltd. *	117,457	1,309,646
The Greenbrier Cos., Inc.	99,651	4,873,930
The Middleby Corp. *	41,194	4,975,823
The Toro Co.	116,130	7,198,899
Titan International, Inc.	200,261	1,303,699
Titan Machinery, Inc. *	59,013	1,034,498
Trex Co., Inc. *	14,446	920,644
TriMas Corp. *	75,964	2,205,235
Triton International Ltd.	80,078	2,729,058
Triumph Group, Inc.	235,196	3,953,645
Tutor Perini Corp. *	229,055	4,262,714
Univar, Inc. *	199,908	4,330,007
Universal Forest Products, Inc.	180,648	4,996,724
USG Corp.	92,776	3,993,079
Veritiv Corp. *	120,161	3,646,886
Wabash National Corp.	206,710	3,212,273
Watts Water Technologies, Inc., Class A	42,017	3,099,174
Welbilt, Inc. *	198,361	2,741,349
Woodward, Inc.	83,704	7,004,351
		397,118,063

Commercial & Professional Services 5.3%
ACCO Brands Corp.	271,974	2,208,429
Advanced Disposal Services, Inc. *	52,707	1,420,454
ASGN, Inc. *	49,357	3,417,972
Brady Corp., Class A	88,641	3,861,202
CBIZ, Inc. *	91,286	1,925,222
Cimpress N.V. *	18,855	2,275,044
Clean Harbors, Inc. *	106,841	6,894,450
Copart, Inc. *	145,322	7,437,580
CoStar Group, Inc. *	5,744	2,121,776
Covanta Holding Corp.	333,863	5,528,771
Deluxe Corp.	106,852	5,379,998
Essendant, Inc.	799,292	10,103,051
Exponent, Inc.	40,632	2,044,602
FTI Consulting, Inc. *	92,641	6,508,030
Healthcare Services Group, Inc.	90,064	4,251,021
Herman Miller, Inc.	132,256	4,478,188
HNI Corp.	135,600	5,227,380
Huron Consulting Group, Inc. *	63,726	3,547,626
ICF International, Inc.	35,263	2,469,468
Insperity, Inc.	35,366	3,538,015
Interface, Inc.	104,682	1,695,848
Kelly Services, Inc., Class A	268,305	6,149,551
Kforce, Inc.	91,886	2,911,867
Kimball International, Inc., Class B	98,282	1,499,783
Knoll, Inc.	104,389	2,022,015
Korn/Ferry International	60,761	2,975,466
LSC Communications, Inc.	619,208	6,204,464
Matthews International Corp., Class A	49,353	2,079,242
McGrath RentCorp	43,369	2,317,206
Mobile Mini, Inc.	52,286	2,113,400
MSA Safety, Inc.	37,916	4,132,465
Navigant Consulting, Inc.	119,364	3,058,106
Quad/Graphics, Inc.	174,425	2,857,082
R.R. Donnelley & Sons Co.	987,213	6,249,058
Rollins, Inc.	54,659	3,474,126
SP Plus Corp. *	28,681	869,321
Steelcase, Inc., Class A	360,952	5,847,422
Stericycle, Inc. *	115,407	5,547,614
Team, Inc. *	110,934	1,853,707
Tetra Tech, Inc.	99,159	6,044,733
The Brink's Co.	57,152	4,047,505
TransUnion	58,829	3,798,589
TrueBlue, Inc. *	133,433	3,369,183

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
UniFirst Corp.	26,049	4,022,226
Viad Corp.	44,725	2,251,904
		172,030,162

Consumer Durables & Apparel 4.1%
American Outdoor Brands Corp. *	235,704	2,870,875
Callaway Golf Co.	106,569	1,825,527
Cavco Industries, Inc. *	3,661	602,454
Columbia Sportswear Co.	39,970	3,650,460
Crocs, Inc. *	166,647	4,632,787
Deckers Outdoor Corp. *	80,329	10,703,036
Ethan Allen Interiors, Inc.	90,983	1,890,627
G-III Apparel Group Ltd. *	130,704	5,238,616
GoPro, Inc., Class A *	351,893	1,787,616
Helen of Troy Ltd. *	53,823	7,698,304
iRobot Corp. *	26,345	2,513,313
KB Home	110,839	2,339,811
La-Z-Boy, Inc.	147,885	4,322,679
Lululemon Athletica, Inc. *	72,736	9,641,157
M.D.C Holdings, Inc.	111,353	3,279,346
M/I Homes, Inc. *	67,183	1,581,488
Meritage Homes Corp. *	91,399	3,496,012
Movado Group, Inc.	48,289	1,817,598
Oxford Industries, Inc.	35,118	2,823,136
Skechers U.S.A., Inc., Class A *	170,186	4,595,022
Steven Madden Ltd.	187,387	6,039,483
Sturm Ruger & Co., Inc.	55,709	2,986,559
Taylor Morrison Home Corp., Class A *	203,826	3,446,698
Tempur Sealy International, Inc. *	89,775	4,576,730
Toll Brothers, Inc.	163,195	5,380,539
TopBuild Corp. *	53,491	2,725,366
TRI Pointe Group, Inc. *	185,588	2,316,138
Tupperware Brands Corp.	197,215	7,486,281
Under Armour, Inc., Class A *	213,041	5,087,419
Under Armour, Inc., Class C *	215,857	4,820,087
Unifi, Inc. *	50,670	1,407,106
Universal Electronics, Inc. *	42,202	1,455,125
Vista Outdoor, Inc. *	363,147	4,139,876
Wolverine World Wide, Inc.	161,369	5,583,367
		134,760,638

Consumer Services 5.4%
Adtalem Global Education, Inc. *	192,392	11,108,714
American Public Education, Inc. *	51,938	1,643,318
BJ's Restaurants, Inc.	54,206	2,944,470
Bloomin' Brands, Inc.	237,621	4,645,490
Boyd Gaming Corp.	73,869	1,833,428
Bright Horizons Family Solutions, Inc. *	38,870	4,729,702
Caesars Entertainment Corp. *	142,412	1,213,350
Career Education Corp. *	180,416	2,433,812
Choice Hotels International, Inc.	40,763	3,174,215
Churchill Downs, Inc.	11,510	3,197,018
Cracker Barrel Old Country Store, Inc. (a)	35,453	6,410,257
Dave & Buster's Entertainment, Inc.	42,043	2,390,565
Dine Brands Global, Inc.	51,647	4,605,879
Dunkin' Brands Group, Inc.	91,002	6,734,148
Extended Stay America, Inc.	329,104	5,989,693
Fiesta Restaurant Group, Inc. *	71,613	1,349,905
frontdoor, Inc. *	33,188	772,948
Graham Holdings Co., Class B	11,377	7,496,988
Grand Canyon Education, Inc. *	28,777	3,521,154
Hilton Grand Vacations, Inc. *	59,046	1,893,015
Houghton Mifflin Harcourt Co. *	534,264	5,315,927
Hyatt Hotels Corp., Class A	66,351	4,731,490
International Game Technology plc	327,790	5,641,266
International Speedway Corp., Class A	43,074	1,823,753
Jack in the Box, Inc.	62,542	5,546,850
Security	Number of Shares	Value ($)
K12, Inc. *	162,062	3,866,799
Laureate Education, Inc., Class A *	57,392	846,532
Marriott Vacations Worldwide Corp.	49,583	4,026,140
Penn National Gaming, Inc. *	186,661	4,127,075
Red Robin Gourmet Burgers, Inc. *	56,261	1,951,694
Red Rock Resorts, Inc., Class A	78,809	2,061,643
Regis Corp. *	204,835	3,742,335
SeaWorld Entertainment, Inc. *	275,359	7,842,224
ServiceMaster Global Holdings, Inc. *	67,943	3,007,837
Six Flags Entertainment Corp.	119,783	7,349,885
Sonic Corp.	81,657	3,547,997
Sotheby's *	73,057	2,921,549
Strategic Education, Inc.	48,384	6,603,932
Texas Roadhouse, Inc.	88,828	5,865,313
The Cheesecake Factory, Inc.	130,309	6,149,282
Vail Resorts, Inc.	19,637	5,482,258
Weight Watchers International, Inc. *	75,558	3,779,411
		174,319,261

Diversified Financials 4.1%
Artisan Partners Asset Management, Inc., Class A	24,187	658,612
BGC Partners, Inc., Class A	243,833	2,570,000
Cannae Holdings, Inc. *	370,569	6,459,018
Capstead Mortgage Corp.	257,391	1,989,632
Cboe Global Markets, Inc.	60,174	6,475,926
Chimera Investment Corp.	345,293	6,626,173
Cohen & Steers, Inc.	19,138	714,996
Credit Acceptance Corp. *	11,999	4,912,631
Donnelley Financial Solutions, Inc. *	146,446	2,439,790
E*TRADE Financial Corp.	129,975	6,796,393
Eaton Vance Corp.	132,258	5,386,868
Encore Capital Group, Inc. *	39,388	1,102,076
Enova International, Inc. *	77,696	1,720,189
Evercore, Inc., Class A	42,411	3,501,452
EZCORP, Inc., Class A *	199,322	1,897,545
FactSet Research Systems, Inc.	28,457	6,672,882
Federated Investors, Inc., Class B	226,898	6,008,259
FirstCash, Inc.	37,013	3,296,008
Green Dot Corp., Class A *	10,836	903,072
Greenhill & Co., Inc.	114,774	2,700,632
Invesco Mortgage Capital, Inc.	228,922	3,575,762
Ladder Capital Corp., Class A	58,786	1,037,573
MarketAxess Holdings, Inc.	12,272	2,671,983
MFA Financial, Inc.	654,499	4,745,118
Morningstar, Inc.	23,447	2,770,029
Nelnet, Inc., Class A	47,972	2,612,075
New Residential Investment Corp.	376,581	6,477,193
New York Mortgage Trust, Inc.	344,405	2,135,311
OneMain Holdings, Inc. *	118,663	3,473,266
PennyMac Mortgage Investment Trust	199,575	4,201,054
Piper Jaffray Cos.	12,320	879,278
PRA Group, Inc. *	100,256	3,059,813
Redwood Trust, Inc.	180,111	3,006,053
Starwood Property Trust, Inc.	321,950	7,202,021
Stifel Financial Corp.	55,252	2,667,014
Two Harbors Investment Corp.	466,448	6,707,522
Virtus Investment Partners, Inc.	7,542	716,490
World Acceptance Corp. *	33,207	3,617,571
		134,387,280

Energy 5.2%
Antero Resources Corp. *	357,192	4,689,931
Archrock, Inc.	310,499	3,167,090
Bristow Group, Inc. *(a)	342,081	1,340,958
Cabot Oil & Gas Corp.	362,861	9,129,583
CARBO Ceramics, Inc. *(a)	236,897	1,084,988

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Chesapeake Energy Corp. *(a)	2,764,357	8,071,922
Cimarex Energy Co.	69,023	5,658,506
Cloud Peak Energy, Inc. *	1,168,996	979,034
Continental Resources, Inc. *	67,362	3,079,791
CVR Energy, Inc.	100,983	3,811,098
Delek US Holdings, Inc.	275,227	10,951,282
Denbury Resources, Inc. *	1,188,971	2,687,074
Diamond Offshore Drilling, Inc. *	559,388	7,048,289
Dril-Quip, Inc. *	111,008	4,358,174
Exterran Corp. *	126,610	2,848,725
Forum Energy Technologies, Inc. *	251,961	1,685,619
Frank's International N.V. *	121,499	893,018
Golar LNG Ltd.	71,263	1,898,446
Green Plains, Inc.	307,978	5,004,643
Helix Energy Solutions Group, Inc. *	330,170	2,707,394
International Seaways, Inc. *	47,780	921,198
KLX Energy Services Holdings, Inc. *	21,696	438,042
Kosmos Energy Ltd. *	271,956	1,463,123
Matrix Service Co. *	122,017	2,494,027
McDermott International, Inc. *	575,754	5,014,817
Newfield Exploration Co. *	93,394	1,583,028
Newpark Resources, Inc. *	305,670	2,350,602
Nordic American Tankers Ltd. (a)	1,085,382	3,201,877
Oasis Petroleum, Inc. *	457,746	3,268,306
Oil States International, Inc. *	257,139	5,765,056
Parsley Energy, Inc., Class A *	27,399	551,542
PDC Energy, Inc. *	50,723	1,721,539
Peabody Energy Corp.	179,470	5,588,696
Range Resources Corp.	516,121	7,509,561
Renewable Energy Group, Inc. *	192,518	5,188,360
REX American Resources Corp. *	25,152	1,750,328
RPC, Inc.	137,335	1,796,342
Scorpio Tankers, Inc.	923,666	1,911,989
SEACOR Holdings, Inc. *	56,396	2,342,690
SemGroup Corp., Class A	155,674	2,526,589
Ship Finance International Ltd.	182,801	2,372,757
Superior Energy Services, Inc. *	1,053,917	5,743,848
Teekay Corp. (a)	651,787	2,874,381
Tidewater, Inc. *	58,838	1,399,168
Unit Corp. *	138,259	2,875,787
US Silica Holdings, Inc. (a)	85,059	1,206,987
Whiting Petroleum Corp. *	259,070	7,842,049
WPX Energy, Inc. *	350,445	4,888,708
		167,686,962

Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	126,704	3,685,819
PriceSmart, Inc.	53,049	3,548,448
Sprouts Farmers Market, Inc. *	248,560	5,721,851
The Andersons, Inc.	179,099	5,921,013
Weis Markets, Inc.	68,491	3,136,888
		22,014,019

Food, Beverage & Tobacco 2.3%
B&G Foods, Inc. (a)	105,154	3,189,321
Cal-Maine Foods, Inc.	86,841	4,057,211
Calavo Growers, Inc.	19,209	1,887,861
Darling Ingredients, Inc. *	356,772	7,806,171
Fresh Del Monte Produce, Inc.	155,745	5,240,819
J&J Snack Foods Corp.	21,749	3,411,766
John B Sanfilippo & Son, Inc.	12,614	784,843
Lamb Weston Holdings, Inc.	131,808	10,109,674
Lancaster Colony Corp.	30,671	5,530,595
Pilgrim's Pride Corp. *	172,977	3,431,864
Post Holdings, Inc. *	44,894	4,343,494
The Boston Beer Co., Inc., Class A *	12,365	3,394,687
The Hain Celestial Group, Inc. *	144,746	2,996,242
Security	Number of Shares	Value ($)
TreeHouse Foods, Inc. *	141,633	7,449,896
Universal Corp.	141,573	8,975,728
Vector Group Ltd.	175,363	2,209,574
		74,819,746

Health Care Equipment & Services 4.2%
Acadia Healthcare Co., Inc. *	70,641	2,399,675
Align Technology, Inc. *	12,226	2,810,635
Allscripts Healthcare Solutions, Inc. *	253,130	2,584,457
Amedisys, Inc. *	31,242	4,256,722
AMN Healthcare Services, Inc. *	41,901	2,669,094
athenahealth, Inc. *	12,964	1,725,508
Avanos Medical, Inc. *	74,773	3,567,420
Brookdale Senior Living, Inc. *	771,960	6,600,258
Cantel Medical Corp.	8,213	705,332
Chemed Corp.	20,502	6,494,623
CONMED Corp.	35,759	2,430,182
Diplomat Pharmacy, Inc. *	137,903	2,134,738
Encompass Health Corp.	114,632	8,621,473
Globus Medical, Inc., Class A *	40,383	1,950,095
Haemonetics Corp. *	35,604	3,819,597
Hill-Rom Holdings, Inc.	60,713	5,886,732
HMS Holdings Corp. *	97,539	3,486,044
Hologic, Inc. *	169,648	7,534,068
IDEXX Laboratories, Inc. *	16,058	3,271,978
Integer Holdings Corp. *	10,953	970,217
Integra LifeSciences Holdings Corp. *	29,772	1,596,672
Invacare Corp.	140,200	771,100
LHC Group, Inc. *	25,271	2,650,170
LivaNova plc *	20,014	2,025,217
Masimo Corp. *	30,758	3,396,298
NextGen Healthcare, Inc. *	118,227	2,074,884
NuVasive, Inc. *	38,386	2,444,804
Premier, Inc., Class A *	52,376	2,077,232
Select Medical Holdings Corp. *	322,652	6,252,996
STERIS plc	71,385	8,500,526
Teleflex, Inc.	25,086	6,909,186
The Cooper Cos., Inc.	30,596	8,531,083
The Ensign Group, Inc.	72,099	3,271,132
The Providence Service Corp. *	12,133	859,138
Tivity Health, Inc. *	21,809	893,297
Triple-S Management Corp., Class B *	151,922	2,898,672
Varex Imaging Corp. *	38,711	1,020,035
West Pharmaceutical Services, Inc.	53,587	5,870,992
		135,962,282

Household & Personal Products 0.7%
Central Garden & Pet Co. *	15,432	522,373
Central Garden & Pet Co., Class A *	49,597	1,542,467
Coty, Inc., Class A	292,137	2,436,423
Edgewell Personal Care Co. *	143,475	5,997,255
Energizer Holdings, Inc.	60,426	2,708,898
Spectrum Brands Holdings, Inc.	80,393	3,969,806
USANA Health Sciences, Inc. *	20,203	2,472,443
WD-40 Co.	14,300	2,497,924
		22,147,589

Insurance 3.5%
Ambac Financial Group, Inc. *	182,189	3,184,664
American Equity Investment Life Holding Co.	203,673	6,951,360
American National Insurance Co.	16,278	2,077,236
AMERISAFE, Inc.	13,684	883,850
Argo Group International Holdings Ltd.	65,450	4,536,994
Aspen Insurance Holdings Ltd.	172,346	7,214,404
Athene Holding Ltd., Class A *	89,364	3,886,440

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Brighthouse Financial, Inc. *	138,436	5,573,433
Brown & Brown, Inc.	234,301	6,799,415
CNA Financial Corp.	52,496	2,463,112
Employers Holdings, Inc.	40,862	1,836,747
Enstar Group Ltd. *	4,401	775,324
Erie Indemnity Co., Class A	60,068	8,220,306
Horace Mann Educators Corp.	55,255	2,225,671
James River Group Holdings Ltd.	66,733	2,539,858
Kemper Corp.	97,066	7,386,723
Maiden Holdings Ltd.	472,599	1,195,675
MBIA, Inc. *	570,285	5,309,353
Mercury General Corp.	76,508	4,334,178
National General Holdings Corp.	33,590	891,815
Primerica, Inc.	76,062	9,042,251
ProAssurance Corp.	151,381	6,619,891
Safety Insurance Group, Inc.	26,307	2,310,281
Selective Insurance Group, Inc.	60,131	3,990,894
Stewart Information Services Corp.	85,915	3,613,585
The Hanover Insurance Group, Inc.	69,865	8,014,214
United Fire Group, Inc.	15,474	833,584
Universal Insurance Holdings, Inc.	53,127	2,331,744
		115,043,002

Materials 6.2%
AdvanSix, Inc. *	95,874	2,752,543
AK Steel Holding Corp. *	503,800	1,551,704
Allegheny Technologies, Inc. *	285,595	7,499,725
Axalta Coating Systems Ltd. *	219,656	5,497,990
Balchem Corp.	18,555	1,608,718
Berry Global Group, Inc. *	119,555	6,016,008
Boise Cascade Co.	140,432	3,732,683
Cabot Corp.	132,201	6,504,289
Carpenter Technology Corp.	110,897	4,777,443
Century Aluminum Co. *	137,388	1,233,744
Clearwater Paper Corp. *	142,341	4,385,526
Cleveland-Cliffs, Inc. *	1,094,835	10,160,069
Compass Minerals International, Inc.	78,786	3,947,179
Eagle Materials, Inc.	37,961	2,771,153
GCP Applied Technologies, Inc. *	117,422	3,205,621
Greif, Inc., Class A	108,346	5,554,899
H.B. Fuller Co.	94,378	4,552,795
Hecla Mining Co.	563,256	1,340,549
Ingevity Corp. *	34,625	3,393,596
Innophos Holdings, Inc.	81,460	2,259,700
Innospec, Inc.	42,863	3,160,718
Kaiser Aluminum Corp.	41,169	4,023,446
Kraton Corp. *	48,483	1,270,255
Louisiana-Pacific Corp.	145,918	3,335,685
Materion Corp.	61,212	3,236,891
Minerals Technologies, Inc.	51,883	2,919,975
Neenah, Inc.	27,673	1,906,116
NewMarket Corp.	16,653	7,002,253
Olin Corp.	225,745	4,860,290
Olympic Steel, Inc.	84,023	1,542,662
P.H. Glatfelter Co.	211,862	2,701,240
Platform Specialty Products Corp. *	286,866	3,376,413
PolyOne Corp.	178,558	6,003,120
Quaker Chemical Corp.	14,044	2,896,435
Rayonier Advanced Materials, Inc.	123,485	1,821,404
Royal Gold, Inc.	32,580	2,383,227
Schnitzer Steel Industries, Inc., Class A	170,860	4,785,789
Schweitzer-Mauduit International, Inc.	71,918	2,050,382
Sensient Technologies Corp.	87,365	5,614,075
Silgan Holdings, Inc.	233,277	6,006,883
Southern Copper Corp.	140,783	4,713,415
Stepan Co.	49,427	3,994,690
Summit Materials, Inc., Class A *	86,543	1,254,873
SunCoke Energy, Inc. *	204,933	2,000,146
Security	Number of Shares	Value ($)
Tahoe Resources, Inc. *	278,734	978,356
The Chemours Co.	236,124	6,724,812
The Scotts Miracle-Gro Co., Class A	68,981	5,241,176
TimkenSteel Corp. *	203,680	2,248,627
Trinseo S.A.	73,462	3,712,035
Tronox Ltd., Class A	227,695	2,409,013
Valvoline, Inc.	85,658	1,806,527
W.R. Grace & Co.	82,100	5,241,264
Westlake Chemical Corp.	47,216	3,422,688
Worthington Industries, Inc.	116,295	4,816,939
		202,207,754

Media & Entertainment 2.9%
AMC Entertainment Holdings, Inc., Class A	168,883	2,305,253
AMC Networks, Inc., Class A *	78,731	4,712,838
Cable One, Inc.	4,194	3,771,622
Cars.com, Inc. *	178,772	4,624,832
Gannett Co., Inc.	691,643	7,172,338
GCI Liberty, Inc., Class A *	24,790	1,186,697
Gray Television, Inc. *	64,869	1,199,428
John Wiley & Sons, Inc., Class A	84,761	4,686,436
Liberty TripAdvisor Holdings, Inc., Class A *	187,081	3,560,151
Lions Gate Entertainment Corp., Class A	27,877	541,093
Lions Gate Entertainment Corp., Class B	48,987	883,236
Live Nation Entertainment, Inc. *	117,879	6,563,503
Meredith Corp.	82,417	4,719,197
National CineMedia, Inc.	363,813	2,513,948
Netflix, Inc. *	22,486	6,433,919
New Media Investment Group, Inc.	137,306	1,812,439
Nexstar Media Group, Inc., Class A	30,686	2,535,891
Scholastic Corp.	109,488	5,059,440
Sinclair Broadcast Group, Inc., Class A	151,791	4,773,827
Sirius XM Holdings, Inc. (a)	875,992	5,457,430
Take-Two Interactive Software, Inc. *	36,839	4,040,133
The Madison Square Garden Co., Class A *	10,365	2,798,757
The New York Times Co., Class A	134,789	3,616,389
TripAdvisor, Inc. *	92,420	5,920,425
Twitter, Inc. *	81,674	2,568,647
Zynga, Inc., Class A *	696,306	2,520,628
		95,978,497

Pharmaceuticals, Biotechnology & Life Sciences 2.2%
Akorn, Inc. *	66,142	453,734
Bio-Rad Laboratories, Inc., Class A *	18,271	5,014,659
Bio-Techne Corp.	21,453	3,462,943
BioMarin Pharmaceutical, Inc. *	8,975	861,869
Bruker Corp.	89,188	2,955,690
Cambrex Corp. *	14,376	687,604
Catalent, Inc. *	87,242	3,459,145
Charles River Laboratories International, Inc. *	46,014	6,204,988
Endo International plc *	388,825	4,677,565
Illumina, Inc. *	29,638	10,002,825
Jazz Pharmaceuticals plc *	34,275	5,182,380
Myriad Genetics, Inc. *	151,706	4,891,001
PDL BioPharma, Inc. *	1,601,568	4,916,814
PerkinElmer, Inc.	97,301	8,471,025
PRA Health Sciences, Inc. *	21,651	2,527,538
Prestige Consumer Healthcare, Inc. *	62,074	2,409,713
QIAGEN N.V. *	160,055	5,672,349
		71,851,842

Real Estate 10.6%
Acadia Realty Trust	68,623	1,967,421
Alexander & Baldwin, Inc. *	38,514	798,395
Alexandria Real Estate Equities, Inc.	56,514	7,035,993

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Altisource Portfolio Solutions S.A. *(a)	64,080	1,521,259
American Campus Communities, Inc.	158,394	6,942,409
American Homes 4 Rent, Class A	92,542	1,927,650
Apartment Investment & Management Co., Class A	177,004	8,335,118
Apple Hospitality REIT, Inc.	354,696	5,629,026
Ashford Hospitality Trust, Inc.	422,337	2,090,568
Brandywine Realty Trust	294,293	4,199,561
CBL & Associates Properties, Inc.	1,361,031	3,552,291
Chesapeake Lodging Trust	92,786	2,743,682
Colony Capital, Inc.	174,352	1,074,008
Columbia Property Trust, Inc.	271,045	5,819,336
CorePoint Lodging, Inc.	50,708	713,462
Corporate Office Properties Trust	157,005	3,841,912
Cousins Properties, Inc.	94,558	799,015
CubeSmart	120,103	3,740,007
CyrusOne, Inc.	40,687	2,281,727
DiamondRock Hospitality Co.	403,728	4,255,293
Douglas Emmett, Inc.	126,016	4,652,511
EastGroup Properties, Inc.	24,743	2,474,795
EPR Properties	60,674	4,297,539
Equity Commonwealth	165,745	5,265,719
Equity LifeStyle Properties, Inc.	57,803	5,753,133
Extra Space Storage, Inc.	70,338	6,751,041
Federal Realty Investment Trust	58,167	7,683,279
First Industrial Realty Trust, Inc.	80,802	2,590,512
Forest City Realty Trust, Inc., Class A	111,512	2,821,254
Franklin Street Properties Corp.	268,106	2,064,416
Front Yard Residential Corp.	182,992	1,648,758
Gaming & Leisure Properties, Inc.	141,495	4,871,673
Government Properties Income Trust (a)	162,962	1,434,066
Healthcare Realty Trust, Inc.	130,763	4,053,653
Healthcare Trust of America, Inc., Class A	143,139	4,025,069
Hersha Hospitality Trust	103,479	1,976,449
HFF, Inc., Class A	22,956	927,422
Highwoods Properties, Inc.	121,685	5,277,478
Hudson Pacific Properties, Inc.	66,645	2,056,665
Investors Real Estate Trust	352,447	1,878,543
Invitation Homes, Inc.	44,079	945,935
Kennedy-Wilson Holdings, Inc.	46,759	916,009
Kilroy Realty Corp.	66,213	4,640,869
Kite Realty Group Trust	125,172	2,066,590
Lamar Advertising Co., Class A	97,816	7,418,365
LaSalle Hotel Properties (a)	220,520	7,069,871
Lexington Realty Trust	441,508	3,876,440
Liberty Property Trust	180,618	8,180,189
Life Storage, Inc.	36,975	3,610,239
Mack-Cali Realty Corp.	246,121	5,330,981
Medical Properties Trust, Inc.	246,270	4,253,083
National Health Investors, Inc.	23,663	1,845,241
National Retail Properties, Inc.	113,946	5,704,137
New Senior Investment Group, Inc.	297,979	1,582,268
Omega Healthcare Investors, Inc.	198,762	7,541,030
Paramount Group, Inc.	233,312	3,329,362
Pebblebrook Hotel Trust (a)	16,046	560,326
Pennsylvania Real Estate Investment Trust	249,736	2,045,338
Piedmont Office Realty Trust, Inc., Class A	327,029	6,059,847
PotlatchDeltic Corp.	51,029	1,893,176
PS Business Parks, Inc.	18,701	2,637,215
QTS Realty Trust, Inc., Class A	22,965	932,149
Rayonier, Inc.	207,444	6,561,454
Regency Centers Corp.	82,844	5,273,849
Retail Opportunity Investments Corp.	44,378	803,242
Retail Properties of America, Inc., Class A	482,839	6,078,943
Retail Value, Inc. *	43,981	1,275,009
RLJ Lodging Trust	301,278	6,127,995
RPT Realty	147,025	2,100,987
Ryman Hospitality Properties, Inc.	58,198	4,313,054
Sabra Health Care REIT, Inc.	155,130	2,992,458
Security	Number of Shares	Value ($)
SBA Communications Corp. *	39,821	6,801,825
Select Income REIT	94,602	1,825,819
Seritage Growth Properties, Class A (a)	19,411	736,453
SITE Centers Corp.	434,008	5,399,060
Spirit MTA REIT	62,604	609,137
Spirit Realty Capital, Inc.	627,936	4,659,285
STAG Industrial, Inc.	31,989	856,985
STORE Capital Corp.	73,062	2,188,938
Summit Hotel Properties, Inc.	124,575	1,389,011
Sun Communities, Inc.	45,387	4,724,787
Sunstone Hotel Investors, Inc.	371,009	5,661,597
Tanger Factory Outlet Centers, Inc.	158,820	3,756,093
Taubman Centers, Inc.	104,015	5,506,554
The GEO Group, Inc.	272,691	6,337,339
The Howard Hughes Corp. *	8,452	936,144
Tier REIT, Inc.	98,233	2,312,405
Uniti Group, Inc.	171,395	3,415,902
Urban Edge Properties	88,372	1,762,138
Washington Prime Group, Inc.	1,094,087	6,838,044
Washington Real Estate Investment Trust	105,402	2,841,638
Weingarten Realty Investors	169,892	4,903,083
WP Carey, Inc.	110,454	7,483,258
Xenia Hotels & Resorts, Inc.	283,496	5,760,639
		346,443,893

Retailing 4.6%
Aaron's, Inc.	154,854	7,247,167
Asbury Automotive Group, Inc. *	98,552	6,811,914
Ascena Retail Group, Inc. *	3,048,010	9,204,990
Barnes & Noble Education, Inc. *	576,097	3,842,567
Barnes & Noble, Inc.	821,613	6,219,610
Big 5 Sporting Goods Corp. (a)	288,740	1,065,451
Burlington Stores, Inc. *	30,699	5,088,666
Caleres, Inc.	157,901	4,773,347
Citi Trends, Inc.	59,456	1,218,848
Conn's, Inc. *	27,438	765,795
Express, Inc. *	714,701	4,459,734
Five Below, Inc. *	27,686	2,901,216
Francesca's Holdings Corp. *	167,853	334,027
Genesco, Inc. *	195,267	8,154,350
Groupon, Inc. *	648,337	1,990,395
Guess?, Inc.	380,047	9,045,119
Haverty Furniture Cos., Inc.	98,273	2,013,614
Hibbett Sports, Inc. *	175,531	2,718,975
J.C. Penney Co., Inc. *(a)	2,630,521	3,761,645
Lithia Motors, Inc., Class A	66,294	5,493,121
Lumber Liquidators Holdings, Inc. *	114,548	1,446,741
Monro, Inc.	49,396	4,016,883
Ollie's Bargain Outlet Holdings, Inc. *	11,015	977,030
Party City Holdco, Inc. *	51,525	615,724
Penske Automotive Group, Inc.	150,523	6,562,803
Pier 1 Imports, Inc.	2,009,788	2,894,095
Pool Corp.	37,509	6,095,588
Rent-A-Center, Inc. *	453,425	6,656,279
RH *	30,005	3,484,781
Shoe Carnival, Inc.	69,070	2,619,825
Shutterfly, Inc. *	45,269	2,262,997
Sleep Number Corp. *	103,265	3,959,180
Sonic Automotive, Inc., Class A	258,674	4,084,462
The Buckle, Inc. (a)	197,623	3,774,599
The Cato Corp., Class A	221,655	3,349,207
The Children's Place, Inc.	34,629	4,489,303
The Michaels Cos., Inc. *	192,747	3,270,917
Zumiez, Inc. *	95,269	1,878,705
		149,549,670

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.0%
Advanced Energy Industries, Inc. *	29,564	1,390,691
Amkor Technology, Inc. *	413,625	2,833,331
Brooks Automation, Inc.	70,680	2,145,845
Cabot Microelectronics Corp.	28,747	3,089,728
Cirrus Logic, Inc. *	104,709	3,920,305
Cree, Inc. *	181,742	8,022,092
Cypress Semiconductor Corp.	389,224	5,410,214
Diodes, Inc. *	61,320	2,135,776
Entegris, Inc.	83,638	2,458,957
Integrated Device Technology, Inc. *	113,600	5,445,984
MKS Instruments, Inc.	38,798	3,044,091
Monolithic Power Systems, Inc.	5,621	742,365
Photronics, Inc. *	244,245	2,369,176
Power Integrations, Inc.	26,950	1,707,552
Semtech Corp. *	43,140	2,301,088
Silicon Laboratories, Inc. *	32,015	2,829,165
Synaptics, Inc. *	82,335	3,166,604
Teradyne, Inc.	183,106	6,535,053
Versum Materials, Inc.	78,004	2,702,059
Xperi Corp.	119,314	1,682,327
		63,932,403

Software & Services 5.4%
ACI Worldwide, Inc. *	119,917	3,463,203
ANSYS, Inc. *	45,954	7,445,467
Aspen Technology, Inc. *	32,311	2,788,439
Avaya Holdings Corp. *	74,254	1,156,135
Black Knight, Inc. *	34,482	1,563,414
Cadence Design Systems, Inc. *	151,181	6,809,192
Cardtronics plc, Class A *	97,726	3,170,231
CDK Global, Inc.	109,454	5,516,482
CommVault Systems, Inc. *	31,052	1,830,205
CoreLogic, Inc. *	141,539	5,726,668
CSG Systems International, Inc.	67,053	2,351,549
EPAM Systems, Inc. *	20,440	2,662,310
Euronet Worldwide, Inc. *	42,925	5,048,409
EVERTEC, Inc.	108,828	2,974,269
ExlService Holdings, Inc. *	31,819	1,844,229
Fair Isaac Corp. *	23,383	4,644,565
FleetCor Technologies, Inc. *	30,937	5,983,216
Gartner, Inc. *	53,343	8,171,614
j2 Global, Inc.	46,145	3,405,963
LiveRamp Holdings, Inc. *	106,179	5,022,267
Manhattan Associates, Inc. *	73,085	3,619,900
ManTech International Corp., Class A	82,240	4,630,112
MAXIMUS, Inc.	88,298	6,279,754
MicroStrategy, Inc., Class A *	5,822	754,764
Nuance Communications, Inc. *	302,127	4,831,011
Perficient, Inc. *	29,202	739,103
Progress Software Corp.	82,076	2,885,792
PTC, Inc. *	56,090	4,851,224
Sabre Corp.	189,113	4,835,619
Science Applications International Corp.	80,540	5,599,141
SS&C Technologies Holdings, Inc.	66,130	3,184,160
Sykes Enterprises, Inc. *	120,101	3,317,190
Synopsys, Inc. *	82,279	7,564,731
TiVo Corp.	253,924	2,513,848
Travelport Worldwide Ltd.	271,973	4,155,747
Tyler Technologies, Inc. *	4,361	840,626
Unisys Corp. *	261,570	3,536,426
Verint Systems, Inc. *	63,262	2,873,993
VeriSign, Inc. *	64,200	10,019,052
VMware, Inc., Class A *	41,692	6,976,739
Security	Number of Shares	Value ($)
WEX, Inc. *	21,103	3,270,332
Worldpay, Inc., Class A *	78,167	6,707,510
		175,564,601

Technology Hardware & Equipment 4.2%
ADTRAN, Inc.	211,991	2,639,288
Arista Networks, Inc. *	3,614	861,867
AVX Corp.	100,799	1,662,175
Belden, Inc.	67,387	3,758,847
Benchmark Electronics, Inc.	257,091	6,129,049
Ciena Corp. *	96,443	3,145,971
Cognex Corp.	51,896	2,284,462
Coherent, Inc. *	16,816	2,323,299
Comtech Telecommunications Corp.	128,752	3,288,326
Cray, Inc. *	75,670	1,983,311
Diebold Nixdorf, Inc. (a)	359,494	1,175,545
Dolby Laboratories, Inc., Class A	65,436	4,606,694
EchoStar Corp., Class A *	101,646	4,252,869
Electronics For Imaging, Inc. *	74,580	2,064,374
ePlus, Inc. *	30,026	2,454,625
Fabrinet *	56,517	2,980,141
Finisar Corp. *	199,929	4,668,342
Fitbit, Inc., Class A *	208,559	1,149,160
II-VI, Inc. *	54,609	2,043,469
Infinera Corp. *	98,030	422,509
Insight Enterprises, Inc. *	192,495	8,581,427
InterDigital, Inc.	59,453	4,474,433
IPG Photonics Corp. *	14,928	2,122,015
Itron, Inc. *	47,040	2,547,686
Knowles Corp. *	230,400	3,511,296
Littelfuse, Inc.	15,561	2,977,597
Lumentum Holdings, Inc. *	36,124	1,606,434
Methode Electronics, Inc.	65,317	1,979,105
MTS Systems Corp.	38,259	1,968,426
National Instruments Corp.	105,585	5,169,442
NETGEAR, Inc. *	78,527	4,350,396
NetScout Systems, Inc. *	138,522	3,709,619
OSI Systems, Inc. *	35,024	2,535,738
Plantronics, Inc.	71,441	3,269,855
Plexus Corp. *	93,939	5,734,037
Rogers Corp. *	14,445	1,858,494
ScanSource, Inc. *	171,835	6,536,603
TTM Technologies, Inc. *	163,127	1,939,580
ViaSat, Inc. *	55,650	3,847,641
Viavi Solutions, Inc. *	198,544	2,013,236
Vishay Intertechnology, Inc.	360,835	7,523,410
Zebra Technologies Corp., Class A *	24,577	4,418,945
		136,569,738

Telecommunication Services 0.7%
Cincinnati Bell, Inc. *	193,162	2,399,072
Cogent Communications Holdings, Inc.	38,560	1,869,774
Consolidated Communications Holdings, Inc.	269,950	3,714,512
Intelsat S.A. *	83,628	2,079,828
Iridium Communications, Inc. *	125,997	3,008,808
Shenandoah Telecommunications Co.	22,436	1,120,903
United States Cellular Corp. *	60,540	3,381,765
Vonage Holdings Corp. *	224,404	2,376,438
Zayo Group Holdings, Inc. *	94,187	2,479,002
		22,430,102

Transportation 2.9%
Air Transport Services Group, Inc. *	90,964	1,685,563
Allegiant Travel Co.	28,043	3,769,260
AMERCO	10,493	3,635,300

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ArcBest Corp.	117,179	4,717,627
Atlas Air Worldwide Holdings, Inc. *	70,123	3,734,050
Copa Holdings S.A., Class A	73,831	6,277,850
Costamare, Inc.	125,689	666,152
Echo Global Logistics, Inc. *	71,389	1,811,139
Forward Air Corp.	49,392	3,224,310
Genesee & Wyoming, Inc., Class A *	72,483	6,036,384
Hawaiian Holdings, Inc.	107,956	4,333,354
Heartland Express, Inc.	106,776	2,215,602
Hub Group, Inc., Class A *	136,935	6,085,391
Knight-Swift Transportation Holdings, Inc.	173,372	6,009,073
Macquarie Infrastructure Corp.	157,940	6,586,098
Marten Transport Ltd.	85,699	1,669,416
Matson, Inc.	111,321	4,380,481
Saia, Inc. *	44,442	2,680,297
Schneider National, Inc., Class B	43,798	978,009
SkyWest, Inc.	115,887	6,684,362
Spirit Airlines, Inc. *	149,978	9,616,589
Werner Enterprises, Inc.	131,770	4,461,732
XPO Logistics, Inc. *	42,551	3,227,919
YRC Worldwide, Inc. *	171,772	972,230
		95,458,188

Utilities 3.5%
ALLETE, Inc.	73,080	5,947,250
American States Water Co.	45,883	3,077,832
Aqua America, Inc.	169,353	5,807,114
Avangrid, Inc.	57,877	2,915,843
Avista Corp.	118,407	6,159,532
Black Hills Corp.	96,636	6,398,270
California Water Service Group	58,794	2,688,062
Chesapeake Utilities Corp.	10,053	864,960
El Paso Electric Co.	75,562	4,182,357
Hawaiian Electric Industries, Inc.	228,619	8,760,680
IDACORP, Inc.	66,740	6,556,538
MGE Energy, Inc.	47,113	3,113,698
National Fuel Gas Co.	146,156	7,870,501
New Jersey Resources Corp.	141,691	6,876,264
Northwest Natural Holding Co.	54,147	3,591,571
NorthWestern Corp.	90,406	5,782,368
ONE Gas, Inc.	79,150	6,734,873
Ormat Technologies, Inc.	33,204	1,862,412
Otter Tail Corp.	65,484	3,203,477
Pattern Energy Group, Inc., Class A	57,252	1,184,544
PNM Resources, Inc.	170,850	7,384,137
South Jersey Industries, Inc.	115,621	3,607,375
Southwest Gas Holdings, Inc.	51,220	4,034,599
Spire, Inc.	60,102	4,742,649
		113,346,906
Total Common Stock
(Cost $3,100,182,107)		3,244,914,958
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Materials 0.0%
A. Schulman, Inc. CVR *(b)	67,938	129,761
Total Rights
(Cost $129,761)		129,761

Other Investment Companies 1.3% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	1,816,270	1,816,270

Securities Lending Collateral 1.2%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	40,781,970	40,781,970
Total Other Investment Companies
(Cost $42,598,240)		42,598,240

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 12/21/18	128	9,821,440	36,643
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $38,919,147.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,244,914,958	$—	$—	$3,244,914,958
Rights [1]
Materials	—	—	129,761	129,761
Other Investment Companies[1]	42,598,240	—	—	42,598,240
Futures Contracts[2]	36,643	—	—	36,643
Total	$3,287,549,841	$—	$129,761	$3,287,679,602
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 6.2%
AGL Energy Ltd.	196,927	2,704,990
Amcor Ltd.	260,032	2,550,201
AMP Ltd.	1,599,072	2,837,565
APA Group	211,423	1,358,647
Aurizon Holdings Ltd.	817,703	2,513,907
Australia & New Zealand Banking Group Ltd.	906,241	17,735,771
Bendigo & Adelaide Bank Ltd.	143,256	1,117,264
BHP Billiton Ltd.	1,266,376	28,381,225
BlueScope Steel Ltd.	134,764	1,105,160
Boral Ltd.	276,173	1,028,544
Brambles Ltd.	372,471	2,793,409
Caltex Australia Ltd.	202,235	4,065,689
CIMIC Group Ltd.	34,654	1,027,427
Coca-Cola Amatil Ltd.	229,127	1,445,645
Coles Group Ltd. *	624,388	5,339,284
Commonwealth Bank of Australia	450,204	23,417,680
Crown Resorts Ltd.	94,161	804,505
CSL Ltd.	41,525	5,379,412
Downer EDI Ltd.	334,246	1,530,401
Fortescue Metals Group Ltd.	816,355	2,384,573
Goodman Group	154,185	1,154,084
GrainCorp Ltd., Class A	180,296	961,126
Incitec Pivot Ltd.	529,706	1,454,435
Insurance Australia Group Ltd. *	568,095	3,020,118
LendLease Group	182,482	1,687,040
Macquarie Group Ltd.	52,767	4,408,958
Medibank Pvt Ltd.	774,410	1,368,541
Metcash Ltd.	958,527	1,938,901
Mirvac Group	783,090	1,252,355
National Australia Bank Ltd.	840,189	15,117,824
Newcrest Mining Ltd.	85,951	1,302,389
Orica Ltd.	167,390	2,139,140
Origin Energy Ltd. *	632,363	2,992,355
Qantas Airways Ltd.	212,169	923,421
QBE Insurance Group Ltd.	507,920	4,198,685
Rio Tinto Ltd.	128,189	6,859,742
Santos Ltd.	317,669	1,280,517
Scentre Group	826,358	2,353,447
Sonic Healthcare Ltd.	96,491	1,606,546
South32 Ltd.	304,503	689,326
Stockland	652,429	1,734,228
Suncorp Group Ltd.	548,661	5,336,787
Tabcorp Holdings Ltd.	535,915	1,678,900
Telstra Corp., Ltd.	2,881,691	6,165,760
Transurban Group	176,293	1,466,326
Wesfarmers Ltd.	624,388	14,403,756
Westpac Banking Corp.	1,029,541	19,524,826
Woodside Petroleum Ltd.	278,074	6,307,154
Woolworths Group Ltd.	741,189	15,653,045
WorleyParsons Ltd.	162,648	1,567,813
		240,068,844

Security	Number of Shares	Value ($)
Austria 0.3%
ANDRITZ AG	16,210	780,403
Erste Group Bank AG *	82,332	3,248,732
OMV AG	79,565	4,019,704
Raiffeisen Bank International AG	49,563	1,461,305
voestalpine AG	50,714	1,685,304
		11,195,448

Belgium 0.8%
Ageas	75,979	3,668,201
Anheuser-Busch InBev S.A.	154,723	11,849,524
Colruyt S.A.	26,115	1,668,858
Groupe Bruxelles Lambert S.A.	24,080	2,167,535
KBC Groep N.V.	55,515	3,985,126
Proximus	72,105	1,995,304
Solvay S.A.	23,183	2,507,300
UCB S.A.	18,161	1,526,582
Umicore S.A.	48,154	2,089,297
		31,457,727

Canada 6.9%
Agnico Eagle Mines Ltd.	32,631	1,147,278
Alimentation Couche-Tard, Inc., B Shares	108,887	5,712,656
ARC Resources Ltd.	150,835	1,032,728
Atco Ltd., Class I	40,603	1,241,216
Bank of Montreal	137,048	10,221,630
Barrick Gold Corp.	202,717	2,582,198
Bausch Health Cos., Inc. *	146,857	3,567,837
BCE, Inc.	136,620	5,853,968
BlackBerry Ltd. *	127,015	1,116,195
Brookfield Asset Management, Inc., Class A	150,514	6,595,392
Cameco Corp.	125,882	1,493,612
Canadian Imperial Bank of Commerce	101,264	8,495,174
Canadian National Railway Co.	135,940	11,676,255
Canadian Natural Resources Ltd.	301,169	7,566,047
Canadian Pacific Railway Ltd.	25,880	5,471,777
Canadian Tire Corp., Ltd., Class A	22,063	2,462,603
Celestica, Inc. *	98,044	1,007,660
Cenovus Energy, Inc.	740,138	5,468,479
CGI Group, Inc., Class A *	37,281	2,384,234
CI Financial Corp.	91,334	1,382,620
Crescent Point Energy Corp. (a)	484,395	1,435,946
Dollarama, Inc.	30,254	799,429
Empire Co., Ltd., A Shares	116,106	2,198,772
Enbridge, Inc.	209,712	6,888,892
Encana Corp.	171,645	1,155,837
Fairfax Financial Holdings Ltd.	4,129	1,951,512
Finning International, Inc.	66,598	1,383,471
First Quantum Minerals Ltd.	148,731	1,365,223
Fortis, Inc.	73,415	2,549,170
George Weston Ltd.	35,380	2,557,337
Gibson Energy, Inc.	90,244	1,449,635
Gildan Activewear, Inc.	43,565	1,430,752
Goldcorp, Inc.	178,799	1,657,365

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Great-West Lifeco, Inc.	67,347	1,543,949
H&R Real Estate Investment Trust	58,552	926,893
Husky Energy, Inc.	217,129	2,695,530
Hydro One Ltd.	62,624	926,332
Imperial Oil Ltd.	106,709	3,176,943
Intact Financial Corp.	24,544	1,964,296
Inter Pipeline Ltd.	80,616	1,295,582
Keyera Corp.	39,061	855,222
Linamar Corp.	17,320	627,721
Loblaw Cos. Ltd.	78,413	3,615,930
Magna International, Inc.	182,938	9,126,942
Manulife Financial Corp.	340,497	5,628,410
Methanex Corp.	18,446	1,021,740
Metro, Inc.	98,230	3,384,948
National Bank of Canada	66,180	3,017,461
Obsidian Energy Ltd. *(a)	1,272,403	641,419
Onex Corp.	26,776	1,660,027
Parkland Fuel Corp.	43,957	1,294,468
Pembina Pipeline Corp.	79,489	2,679,337
Power Corp. of Canada	183,068	3,650,065
Power Financial Corp.	82,529	1,745,459
RioCan Real Estate Investment Trust	53,006	986,260
Rogers Communications, Inc., B Shares	69,414	3,701,279
Royal Bank of Canada	260,484	19,092,883
Saputo, Inc.	56,541	1,756,510
Shaw Communications, Inc., B Shares	148,118	2,787,173
SNC-Lavalin Group, Inc.	48,526	1,770,755
Sun Life Financial, Inc.	110,956	4,090,621
Suncor Energy, Inc.	543,087	17,504,964
Teck Resources Ltd., Class B	160,977	3,259,266
TELUS Corp.	94,470	3,389,718
The Bank of Nova Scotia	254,989	13,870,818
The Toronto-Dominion Bank	286,214	15,840,721
Thomson Reuters Corp.	83,860	4,235,589
TransAlta Corp.	242,298	1,297,992
TransCanada Corp.	158,249	6,483,077
Vermilion Energy, Inc.	30,434	757,015
Waste Connections, Inc.	13,290	1,042,722
West Fraser Timber Co., Ltd.	18,911	986,741
WestJet Airlines Ltd.	71,010	1,101,133
		268,736,811

Denmark 0.9%
AP Moller - Maersk A/S, A Shares	3,045	4,028,340
AP Moller - Maersk A/S, B Shares	3,612	5,140,116
Carlsberg A/S, B Shares	25,941	2,872,976
Coloplast A/S, B Shares	13,118	1,251,020
Danske Bank A/S	111,422	2,221,205
DSV A/S	22,092	1,690,567
ISS A/S	69,368	2,248,982
Novo Nordisk A/S, B Shares	228,144	10,591,386
Novozymes A/S, B Shares	27,308	1,272,308
Orsted A/S	18,098	1,177,630
Pandora A/S	17,880	965,966
Vestas Wind Systems A/S	34,749	2,593,760
		36,054,256

Finland 0.9%
Elisa Oyj	27,354	1,097,013
Fortum Oyj	133,652	2,785,939
Kesko Oyj, B Shares	53,357	3,108,878
Kone Oyj, B Shares	72,128	3,573,746
Metso Oyj	37,782	1,076,739
Neste Oyj	33,329	2,604,592
Nokia Oyj	1,273,429	7,001,576
Nokian Renkaat Oyj	34,311	1,098,251
Orion Oyj, Class B	34,083	1,137,648
Security	Number of Shares	Value ($)
Sampo Oyj, A Shares	75,328	3,362,990
Stora Enso Oyj, R Shares	181,042	2,307,104
UPM-Kymmene Oyj	153,634	4,093,094
Wartsila Oyj Abp	85,007	1,384,063
		34,631,633

France 9.3%
Accor S.A.	39,011	1,731,472
Air France-KLM *	140,679	1,621,509
Air Liquide S.A.	83,245	10,061,633
Airbus SE	56,075	6,007,512
Alstom S.A.	55,301	2,426,941
Arkema S.A.	22,825	2,165,695
Atos SE	18,814	1,597,662
AXA S.A.	545,521	13,289,090
BNP Paribas S.A.	306,667	15,408,055
Bollore S.A.	232,370	1,018,201
Bouygues S.A.	100,857	3,878,074
Bureau Veritas S.A.	52,910	1,169,392
Capgemini SE	29,942	3,493,584
Carrefour S.A.	486,699	8,761,934
Casino Guichard Perrachon S.A. (a)	76,113	3,439,402
CGG S.A. *	610,251	917,591
CNP Assurances	52,998	1,213,342
Compagnie de Saint-Gobain	243,653	9,030,806
Credit Agricole S.A.	272,704	3,386,580
Danone S.A.	118,937	8,896,065
Eiffage S.A.	21,467	2,042,191
Electricite de France S.A.	339,893	5,584,085
Engie S.A.	1,248,854	17,562,069
EssilorLuxottica S.A.	23,938	3,039,692
Eurazeo SE	17,371	1,301,059
Eutelsat Communications S.A. (a)	58,428	1,245,370
Faurecia S.A.	25,945	1,011,130
Kering S.A.	6,883	2,992,619
Klepierre S.A.	29,198	956,079
L'Oreal S.A.	32,455	7,639,739
Legrand S.A.	40,849	2,502,195
LVMH Moet Hennessy Louis Vuitton SE (a)	29,723	8,499,286
Natixis S.A.	180,055	994,873
Orange S.A.	1,098,709	18,859,245
Pernod-Ricard S.A.	28,229	4,513,076
Peugeot S.A.	166,097	3,648,429
Publicis Groupe S.A.	45,555	2,700,711
Rallye S.A. (a)	127,940	1,390,657
Renault S.A.	79,974	5,618,663
Rexel S.A.	238,727	2,863,815
Safran S.A.	34,508	4,311,561
Sanofi	337,785	30,523,904
Schneider Electric SE	151,542	11,029,385
SCOR SE	50,425	2,423,057
Societe Generale S.A.	360,273	13,241,057
Sodexo S.A.	24,715	2,558,817
Suez	187,448	2,785,624
TechnipFMC plc	41,674	966,357
Teleperformance	7,324	1,212,378
Thales S.A.	15,898	1,949,456
Total S.A.	1,145,035	63,740,758
Unibail-Rodamco-Westfield	20,060	3,448,733
Valeo S.A.	68,248	1,947,300
Veolia Environnement S.A.	247,871	5,269,241
Vinci S.A.	124,542	10,872,080
Vivendi S.A.	407,638	10,154,061
Wendel S.A.	7,392	898,057
		361,811,349

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 7.8%
adidas AG	27,725	6,115,091
Allianz SE	112,173	23,686,974
Aurubis AG	32,499	1,769,200
BASF SE	339,459	24,740,772
Bayer AG	200,812	14,683,518
Bayerische Motoren Werke AG	183,267	14,983,871
Beiersdorf AG	12,947	1,385,885
Bilfinger SE	25,062	821,215
Brenntag AG	49,670	2,296,233
Commerzbank AG *	386,027	3,324,424
Continental AG	33,300	4,986,345
Covestro AG	25,081	1,444,321
Daimler AG	470,732	26,486,760
Deutsche Bank AG	676,230	6,173,529
Deutsche Boerse AG	18,672	2,384,747
Deutsche Lufthansa AG	105,460	2,567,253
Deutsche Post AG	295,859	9,419,818
Deutsche Telekom AG	1,476,306	25,883,918
E.ON SE	1,497,311	15,266,453
Evonik Industries AG	54,043	1,453,267
Freenet AG	55,982	1,152,034
Fresenius Medical Care AG & Co. KGaA	40,626	3,306,393
Fresenius SE & Co. KGaA	79,668	4,521,030
FUCHS PETROLUB SE	1,710	68,056
GEA Group AG	42,978	1,160,098
Hannover Rueck SE	15,180	2,108,913
HeidelbergCement AG	51,661	3,433,550
Henkel AG & Co. KGaA	21,388	2,208,551
HUGO BOSS AG	21,001	1,450,482
Infineon Technologies AG	112,410	2,353,974
Innogy SE	61,984	2,833,925
K+S AG	106,837	1,875,581
KION Group AG	12,118	683,561
LANXESS AG	30,776	1,687,250
Leoni AG	18,632	595,121
MAN SE	12,266	1,253,408
Merck KGaA	18,826	2,075,301
METRO AG	157,517	2,417,516
MTU Aero Engines AG	6,776	1,408,603
Muenchener Rueckversicherungs-Gesellschaft AG	47,124	10,239,047
OSRAM Licht AG	30,711	1,407,244
ProSiebenSat.1 Media SE	82,678	1,678,934
Rheinmetall AG	9,407	871,258
RWE AG	441,766	9,536,116
Salzgitter AG	26,211	841,058
SAP SE	103,174	10,621,164
Siemens AG	211,277	24,495,967
Suedzucker AG	62,547	889,839
Symrise AG	12,786	1,032,207
Telefonica Deutschland Holding AG	227,513	921,441
ThyssenKrupp AG	120,505	2,250,608
Uniper SE	212,951	5,466,050
Volkswagen AG	17,697	2,923,461
Vonovia SE	39,987	1,936,424
		301,577,759

Hong Kong 1.6%
AIA Group Ltd.	894,310	7,296,642
BOC Hong Kong Holdings Ltd.	501,534	1,954,674
China Mengniu Dairy Co., Ltd. *	436,208	1,348,910
CK Asset Holdings Ltd.	337,434	2,429,723
CK Hutchison Holdings Ltd.	354,457	3,705,023
CLP Holdings Ltd.	390,940	4,308,670
Galaxy Entertainment Group Ltd.	229,793	1,410,926
Hang Seng Bank Ltd.	91,766	2,117,745
Security	Number of Shares	Value ($)
Hong Kong & China Gas Co., Ltd.	832,471	1,678,611
Hong Kong Exchanges & Clearing Ltd.	44,881	1,307,589
Hongkong Land Holdings Ltd.	164,142	1,068,564
Jardine Matheson Holdings Ltd.	53,978	3,564,167
Jardine Strategic Holdings Ltd.	47,287	1,820,550
Li & Fung Ltd.	6,041,119	1,235,126
Link REIT	160,649	1,529,355
MTR Corp. Ltd.	273,462	1,418,721
New World Development Co., Ltd.	1,790,627	2,407,104
Noble Group Ltd. *(a)(b)	54,070,092	1,053,421
PCCW Ltd.	1,901,199	1,115,101
Sands China Ltd.	441,248	1,908,602
SJM Holdings Ltd.	1,353,428	1,219,266
Sun Hung Kai Properties Ltd.	310,822	4,428,541
Swire Pacific Ltd., Class A	290,218	3,207,853
Swire Pacific Ltd., Class B	473,216	793,355
Techtronic Industries Co., Ltd.	157,496	847,278
The Wharf Holdings Ltd.	407,847	1,091,831
Want Want China Holdings Ltd.	1,444,242	1,064,853
WH Group Ltd.	2,000,244	1,459,463
Wheelock & Co., Ltd.	212,433	1,218,828
Yue Yuen Industrial Holdings Ltd.	380,062	1,104,867
		61,115,359

Ireland 0.7%
AerCap Holdings N.V. *	29,571	1,563,419
Bank of Ireland Group plc	152,357	964,310
CRH plc	216,598	5,988,837
Experian plc	145,745	3,545,254
Kerry Group plc, A Shares	16,210	1,674,782
Seagate Technology plc	166,865	7,190,213
Shire plc	64,713	3,756,815
Smurfit Kappa Group plc	68,960	1,861,427
		26,545,057

Israel 0.5%
Bank Hapoalim B.M.	206,239	1,410,342
Bank Leumi Le-Israel	218,501	1,430,911
Bezeq The Israeli Telecommunication Corp., Ltd.	1,470,006	1,687,238
Check Point Software Technologies Ltd. *	14,766	1,650,986
Israel Chemicals Ltd.	359,311	2,094,804
Teva Pharmaceutical Industries Ltd. *	511,545	11,056,873
		19,331,154

Italy 2.9%
Assicurazioni Generali S.p.A.	385,765	6,503,692
Atlantia S.p.A.	109,395	2,243,150
BPER Banca	234,396	955,156
Enel S.p.A.	4,048,825	21,958,716
Eni S.p.A.	1,952,684	31,496,865
EXOR N.V.	113,413	6,664,577
Intesa Sanpaolo S.p.A.	4,053,734	9,399,995
Leonardo S.p.A.	104,314	1,028,262
Luxottica Group S.p.A.	28,513	1,660,036
Mediobanca S.p.A.	87,989	777,677
Poste Italiane S.p.A.	173,837	1,319,528
Prysmian S.p.A.	53,285	975,568
Saipem S.p.A. *	425,771	1,862,754
Snam S.p.A.	644,643	2,825,432
Telecom Italia S.p.A. *	8,798,376	5,726,136
Telecom Italia S.p.A. - RSP	4,557,925	2,565,390
Terna Rete Elettrica Nazionale S.p.A.	296,205	1,656,097
UniCredit S.p.A.	859,785	11,084,177

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Unione di Banche Italiane S.p.A.	492,118	1,580,778
Unipol Gruppo S.p.A.	274,873	1,140,017
		113,424,003

Japan 24.7%
Aeon Co., Ltd.	316,163	7,576,218
AGC, Inc.	108,066	3,668,819
Air Water, Inc.	65,153	1,054,038
Aisin Seiki Co., Ltd.	93,664	3,703,667
Ajinomoto Co., Inc.	165,659	2,863,107
Alfresa Holdings Corp.	116,310	3,093,406
Alps Electric Co., Ltd.	52,916	1,226,085
Amada Holdings Co., Ltd.	85,300	925,492
ANA Holdings, Inc.	41,995	1,498,210
Asahi Group Holdings Ltd.	83,618	3,500,836
Asahi Kasei Corp.	400,424	4,383,329
Asics Corp.	62,470	900,052
Astellas Pharma, Inc.	459,535	7,059,963
Bandai Namco Holdings, Inc.	58,985	2,477,838
Bridgestone Corp.	296,653	12,017,647
Brother Industries Ltd.	82,692	1,381,477
Canon, Inc.	443,063	12,564,182
Casio Computer Co., Ltd.	65,260	909,789
Central Japan Railway Co.	47,283	9,712,690
Chubu Electric Power Co., Inc.	409,369	6,136,029
Chugai Pharmaceutical Co., Ltd.	18,917	1,294,453
Coca-Cola Bottlers Japan Holdings, Inc.	36,119	1,033,789
COMSYS Holdings Corp.	37,360	964,023
Concordia Financial Group Ltd.	141,530	664,337
Cosmo Energy Holdings Co., Ltd.	21,668	505,491
Credit Saison Co., Ltd.	55,390	710,729
Dai Nippon Printing Co., Ltd.	190,280	4,400,487
Dai-ichi Life Holdings, Inc.	266,161	4,636,429
Daicel Corp.	126,365	1,413,329
Daido Steel Co., Ltd.	17,638	713,753
Daiichi Sankyo Co., Ltd.	136,891	5,023,556
Daikin Industries Ltd.	40,668	4,516,279
Daito Trust Construction Co., Ltd.	18,494	2,415,377
Daiwa House Industry Co., Ltd.	172,444	5,429,214
Daiwa Securities Group, Inc.	411,309	2,269,353
Denka Co., Ltd.	34,706	1,118,661
Denso Corp.	169,468	7,830,899
Dentsu, Inc.	55,214	2,460,439
DIC Corp.	47,198	1,498,448
Don Quijote Holdings Co., Ltd.	23,824	1,445,595
Dowa Holdings Co., Ltd.	29,852	983,236
East Japan Railway Co.	109,536	9,955,187
Ebara Corp.	34,479	893,934
EDION Corp.	81,880	899,923
Eisai Co., Ltd.	44,091	4,044,102
Electric Power Development Co., Ltd.	78,201	2,012,359
FANUC Corp.	24,169	4,127,141
Fast Retailing Co., Ltd.	6,142	3,193,515
Fuji Electric Co., Ltd.	35,257	1,106,924
FUJIFILM Holdings Corp.	184,207	7,316,368
Fujikura Ltd.	167,722	728,199
Fujitsu Ltd.	108,553	6,679,523
Furukawa Electric Co., Ltd.	27,726	809,438
H2O Retailing Corp.	59,768	1,024,820
Hakuhodo DY Holdings, Inc.	105,907	1,621,016
Hankyu Hanshin Holdings, Inc.	59,626	2,021,665
Hanwa Co., Ltd.	37,666	1,127,824
Haseko Corp.	84,014	1,016,603
Hino Motors Ltd.	154,827	1,581,676
Hitachi Construction Machinery Co., Ltd.	32,189	888,706
Hitachi Ltd.	515,393	14,923,929
Hitachi Metals Ltd.	101,490	1,142,265
Hokuriku Electric Power Co. *	142,935	1,272,631
Security	Number of Shares	Value ($)
Honda Motor Co., Ltd.	917,859	25,882,735
Hoya Corp.	60,194	3,657,760
Ibiden Co., Ltd.	66,883	930,060
Idemitsu Kosan Co., Ltd.	82,288	2,992,950
IHI Corp.	52,924	1,610,325
Iida Group Holdings Co., Ltd.	89,966	1,586,983
Inpex Corp.	508,129	5,392,298
Isetan Mitsukoshi Holdings Ltd.	206,763	2,390,839
Isuzu Motors Ltd.	238,022	3,387,438
ITOCHU Corp.	479,186	8,507,609
J Front Retailing Co., Ltd.	124,859	1,704,372
Japan Display, Inc. *(a)	771,422	475,557
Japan Post Bank Co., Ltd.	112,372	1,312,244
Japan Post Holdings Co., Ltd.	343,325	4,178,557
Japan Tobacco, Inc.	341,504	8,491,735
JFE Holdings, Inc.	324,179	5,714,172
JGC Corp.	99,004	1,445,607
JSR Corp.	71,567	1,145,198
JTEKT Corp.	130,310	1,657,135
JXTG Holdings, Inc.	1,890,042	11,423,477
K's Holdings Corp.	96,075	1,012,785
Kajima Corp.	113,900	1,575,842
Kamigumi Co., Ltd.	44,210	992,438
Kaneka Corp.	25,575	957,233
Kao Corp.	74,173	5,459,603
Kawasaki Heavy Industries Ltd.	76,167	1,772,870
Kawasaki Kisen Kaisha Ltd. *(a)	83,226	1,195,435
KDDI Corp.	608,407	14,273,855
Keio Corp.	25,703	1,421,531
Kewpie Corp.	49,201	1,194,170
Keyence Corp.	3,404	1,846,644
Kikkoman Corp.	27,691	1,614,394
Kinden Corp.	59,820	1,035,721
Kintetsu Group Holdings Co., Ltd.	45,959	1,914,452
Kirin Holdings Co., Ltd.	211,907	4,973,423
Kobe Steel Ltd.	326,678	2,687,074
Koito Manufacturing Co., Ltd.	20,672	1,108,696
Komatsu Ltd.	243,674	6,508,703
Konica Minolta, Inc.	287,030	2,583,396
Kubota Corp.	241,093	4,112,700
Kuraray Co., Ltd.	136,517	2,120,793
Kyocera Corp.	89,629	4,834,677
Kyowa Hakko Kirin Co., Ltd.	53,508	1,096,549
Kyushu Electric Power Co., Inc.	139,706	1,640,054
Kyushu Railway Co.	37,625	1,242,569
Leopalace21 Corp.	150,908	655,197
LIXIL Group Corp.	110,631	1,433,185
Makita Corp.	40,966	1,607,253
Marubeni Corp.	825,565	6,161,747
Matsumotokiyoshi Holdings Co., Ltd.	27,113	1,006,440
Mazda Motor Corp.	421,279	4,489,191
Medipal Holdings Corp.	123,128	2,819,311
MEIJI Holdings Co., Ltd.	34,798	2,736,646
MINEBEA MITSUMI, Inc.	68,436	1,110,164
Mitsubishi Chemical Holdings Corp.	570,061	4,661,899
Mitsubishi Corp.	409,615	11,045,717
Mitsubishi Electric Corp.	672,924	8,877,500
Mitsubishi Estate Co., Ltd.	193,959	3,110,518
Mitsubishi Gas Chemical Co., Inc.	50,730	832,767
Mitsubishi Heavy Industries Ltd.	191,324	7,273,850
Mitsubishi Materials Corp.	87,588	2,456,784
Mitsubishi Motors Corp.	409,894	2,512,428
Mitsubishi Tanabe Pharma Corp.	61,463	943,461
Mitsubishi UFJ Financial Group, Inc.	3,526,697	19,396,057
Mitsui & Co., Ltd.	707,812	11,061,316
Mitsui Chemicals, Inc.	80,875	2,051,967
Mitsui Fudosan Co., Ltd.	193,801	4,633,815
Mitsui Mining & Smelting Co., Ltd.	24,240	553,539
Mitsui OSK Lines Ltd.	82,983	1,950,521

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mizuho Financial Group, Inc.	7,603,566	12,608,996
MS&AD Insurance Group Holdings, Inc.	150,256	4,558,625
Murata Manufacturing Co., Ltd.	32,931	5,021,579
Nagase & Co., Ltd.	78,893	1,179,053
Nagoya Railroad Co., Ltd.	54,964	1,377,125
NEC Corp.	196,128	6,079,882
NGK Insulators Ltd.	72,462	1,074,007
NGK Spark Plug Co., Ltd.	52,415	1,076,458
NH Foods Ltd.	63,163	2,341,843
NHK Spring Co., Ltd.	119,560	1,063,458
Nichirei Corp.	35,750	1,009,060
Nidec Corp.	16,695	2,223,059
Nikon Corp.	130,380	2,043,826
Nintendo Co., Ltd.	5,403	1,646,833
Nippon Electric Glass Co., Ltd.	47,690	1,280,973
Nippon Express Co., Ltd.	40,057	2,412,945
Nippon Paper Industries Co., Ltd.	85,695	1,592,395
Nippon Shokubai Co., Ltd.	12,280	818,667
Nippon Steel & Sumitomo Metal Corp.	493,472	9,021,998
Nippon Telegraph & Telephone Corp.	375,796	15,488,554
Nippon Yusen K.K.	175,277	2,974,538
Nissan Motor Co., Ltd.	1,338,714	11,722,442
Nisshin Seifun Group, Inc.	66,057	1,387,459
Nissin Foods Holdings Co., Ltd.	14,100	910,198
Nitori Holdings Co., Ltd.	8,631	1,155,741
Nitto Denko Corp.	42,897	2,343,374
NOK Corp.	62,657	943,580
Nomura Holdings, Inc.	907,615	4,087,665
Nomura Real Estate Holdings, Inc.	40,374	797,169
NSK Ltd.	164,111	1,542,109
NTN Corp.	236,370	793,104
NTT Data Corp.	188,857	2,195,431
NTT DOCOMO, Inc.	423,667	9,807,210
Obayashi Corp.	206,154	2,055,186
Odakyu Electric Railway Co., Ltd.	57,734	1,293,994
Oji Holdings Corp.	377,774	2,209,088
Olympus Corp.	46,709	1,314,269
Omron Corp.	49,823	2,189,492
Ono Pharmaceutical Co., Ltd.	39,270	949,501
Oriental Land Co., Ltd.	16,464	1,637,700
ORIX Corp.	267,082	4,326,705
Osaka Gas Co., Ltd.	213,910	3,897,664
Otsuka Holdings Co., Ltd.	101,571	4,951,083
Panasonic Corp.	890,642	9,133,885
Recruit Holdings Co., Ltd.	120,826	3,323,114
Renesas Electronics Corp. *	73,042	344,143
Rengo Co., Ltd.	110,280	935,268
Resona Holdings, Inc.	597,741	3,168,475
Ricoh Co., Ltd.	494,974	4,803,711
Rohm Co., Ltd.	16,716	1,162,980
Ryohin Keikaku Co., Ltd.	2,510	675,302
San-Ai Oil Co., Ltd.	42,502	485,844
Secom Co., Ltd.	44,560	3,769,647
Sega Sammy Holdings, Inc.	74,723	1,054,216
Seibu Holdings, Inc.	60,764	1,122,703
Seiko Epson Corp.	136,558	2,169,534
Seino Holdings Co., Ltd.	81,376	1,207,561
Sekisui Chemical Co., Ltd.	150,099	2,434,895
Sekisui House Ltd.	274,353	4,134,020
Seven & i Holdings Co., Ltd.	295,625	12,868,995
Shimadzu Corp.	36,860	861,527
Shimamura Co., Ltd.	14,573	1,237,197
Shimano, Inc.	11,394	1,663,695
Shimizu Corp.	201,976	1,725,378
Shin-Etsu Chemical Co., Ltd.	63,627	5,679,081
Shionogi & Co., Ltd.	32,848	2,171,931
Shiseido Co., Ltd.	38,208	2,430,776
Showa Denko K.K.	42,284	1,694,339
Showa Shell Sekiyu K.K.	115,386	1,787,441
Security	Number of Shares	Value ($)
Skylark Holdings Co., Ltd.	55,638	911,375
SMC Corp.	6,200	2,101,066
SoftBank Group Corp.	206,831	17,351,582
Sojitz Corp.	741,846	2,626,350
Sompo Holdings, Inc.	95,722	3,697,373
Sony Corp.	196,984	10,299,375
Stanley Electric Co., Ltd.	33,092	963,180
Subaru Corp.	228,175	5,069,886
Sumitomo Chemical Co., Ltd.	694,942	3,770,007
Sumitomo Corp.	385,650	5,921,451
Sumitomo Electric Industries Ltd.	438,633	6,151,678
Sumitomo Forestry Co., Ltd.	76,217	1,124,293
Sumitomo Heavy Industries Ltd.	42,718	1,416,409
Sumitomo Metal Mining Co., Ltd.	77,253	2,248,535
Sumitomo Mitsui Financial Group, Inc.	404,867	14,914,651
Sumitomo Mitsui Trust Holdings, Inc.	93,844	3,762,025
Sumitomo Realty & Development Co., Ltd.	70,862	2,626,044
Sumitomo Rubber Industries Ltd.	110,442	1,475,478
Suntory Beverage & Food Ltd.	34,602	1,450,511
Suzuken Co., Ltd.	53,534	2,880,605
Suzuki Motor Corp.	109,314	5,444,039
T&D Holdings, Inc.	165,489	2,350,804
Taiheiyo Cement Corp.	55,193	1,866,500
Taisei Corp.	51,302	2,254,487
Takashimaya Co., Ltd.	86,156	1,251,937
Takeda Pharmaceutical Co., Ltd. (a)	185,514	6,951,669
TDK Corp.	35,686	2,812,767
Teijin Ltd.	91,312	1,576,147
Terumo Corp.	37,274	2,194,423
The Chiba Bank Ltd.	125,790	825,306
The Chugoku Electric Power Co., Inc.	175,033	2,210,456
The Kansai Electric Power Co., Inc.	291,912	4,380,608
The Yokohama Rubber Co., Ltd.	56,478	1,181,785
TIS, Inc.	24,058	1,110,206
Tobu Railway Co., Ltd.	51,182	1,464,919
Toho Gas Co., Ltd.	42,394	1,713,681
Toho Holdings Co., Ltd.	44,310	1,176,527
Tohoku Electric Power Co., Inc.	286,289	3,741,549
Tokio Marine Holdings, Inc.	146,538	7,233,338
Tokyo Electric Power Co. Holdings, Inc. *	1,991,697	12,085,242
Tokyo Electron Ltd.	15,515	2,169,094
Tokyo Gas Co., Ltd.	249,675	6,430,423
Tokyu Corp.	133,631	2,325,450
Tokyu Fudosan Holdings Corp.	157,160	881,646
Toppan Printing Co., Ltd.	180,090	2,899,203
Toray Industries, Inc.	540,025	4,234,119
Toshiba Corp. *	137,455	4,261,044
Tosoh Corp.	101,692	1,432,912
TOTO Ltd.	26,179	1,013,269
Toyo Seikan Group Holdings Ltd.	115,168	2,621,834
Toyo Suisan Kaisha Ltd.	33,826	1,158,812
Toyoda Gosei Co., Ltd.	44,213	850,774
Toyota Industries Corp.	55,997	2,870,124
Toyota Motor Corp.	941,088	56,382,401
Toyota Tsusho Corp.	151,574	5,232,674
TS Tech Co., Ltd.	22,860	662,346
Tsuruha Holdings, Inc.	6,440	635,209
Ube Industries Ltd.	58,309	1,328,449
Unicharm Corp.	48,857	1,529,175
West Japan Railway Co.	62,308	4,339,885
Yakult Honsha Co., Ltd.	12,080	909,590
Yamada Denki Co., Ltd. (a)	550,693	2,662,532
Yamaha Corp.	27,395	1,179,758
Yamaha Motor Co., Ltd.	89,311	1,836,558
Yamato Holdings Co., Ltd.	126,555	3,341,921
Yamazaki Baking Co., Ltd.	68,251	1,432,339

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Yaskawa Electric Corp.	23,660	737,617
Yokogawa Electric Corp.	56,656	1,040,814
		955,250,362

Luxembourg 0.4%
ArcelorMittal	320,819	7,270,397
Millicom International Cellular S.A.	41,538	2,446,338
RTL Group S.A.	14,722	880,956
SES S.A.	121,698	2,638,728
Tenaris S.A.	140,460	1,689,756
		14,926,175

Netherlands 5.2%
ABN AMRO Group N.V.	44,259	1,128,528
Aegon N.V.	792,111	4,409,899
Akzo Nobel N.V.	59,013	4,951,176
Altice Europe N.V. *(a)	392,958	951,698
ASML Holding N.V.	20,252	3,418,912
ASR Nederland N.V.	24,094	1,039,385
Boskalis Westminster (a)	42,104	1,164,157
Gemalto N.V. *	22,538	1,290,223
HAL Trust (a)	13,143	2,074,434
Heineken Holding N.V.	29,008	2,560,214
Heineken N.V.	37,356	3,418,390
ING Groep N.V.	788,001	9,532,418
Koninklijke Ahold Delhaize N.V.	558,492	14,357,568
Koninklijke DSM N.V.	39,309	3,482,277
Koninklijke KPN N.V.	1,507,087	4,458,822
Koninklijke Philips N.V.	217,903	8,202,230
NN Group N.V.	58,516	2,489,191
Randstad N.V.	50,476	2,456,370
Royal Dutch Shell plc, A Shares	1,712,349	51,775,855
Royal Dutch Shell plc, B Shares	1,908,665	58,336,825
Signify N.V.	60,127	1,599,171
Unilever N.V. CVA	272,354	15,111,813
VEON Ltd. ADR (a)	542,794	1,476,400
Wolters Kluwer N.V.	43,588	2,631,477
X5 Retail Group N.V. GDR	33,370	850,935
		203,168,368

New Zealand 0.1%
Contact Energy Ltd.	296,940	1,197,293
Fletcher Building Ltd. *	510,054	1,667,695
Spark New Zealand Ltd.	819,705	2,381,724
		5,246,712

Norway 0.9%
DNB A.S.A.	218,621	3,748,188
Equinor A.S.A.	670,258	15,620,461
Marine Harvest A.S.A.	93,883	2,194,504
Norsk Hydro A.S.A.	484,101	2,278,917
Orkla A.S.A.	212,182	1,751,073
Telenor A.S.A.	228,764	4,425,975
Yara International A.S.A.	99,700	4,001,559
		34,020,677

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,385,535	4,842,800
Galp Energia, SGPS, S.A.	170,704	2,805,454
Jeronimo Martins, SGPS, S.A.	68,687	819,705
		8,467,959

Security	Number of Shares	Value ($)
Singapore 0.8%
CapitaLand Ltd.	501,350	1,140,096
ComfortDelGro Corp., Ltd.	863,315	1,321,400
DBS Group Holdings Ltd.	248,122	4,409,048
Flex Ltd. *	190,184	1,664,110
Hutchison Port Holdings Trust	3,261,209	847,914
Jardine Cycle & Carriage Ltd.	56,173	1,441,173
Keppel Corp., Ltd.	620,351	2,740,034
Oversea-Chinese Banking Corp., Ltd.	530,740	4,355,782
Sembcorp Industries Ltd.	523,919	996,668
Singapore Airlines Ltd.	249,242	1,727,618
Singapore Press Holdings Ltd.	558,671	1,074,994
Singapore Telecommunications Ltd.	2,075,214	4,658,644
United Overseas Bank Ltd.	197,179	3,614,469
Wilmar International Ltd.	1,086,432	2,407,255
		32,399,205

Spain 3.5%
Acciona S.A. (a)	14,133	1,297,770
ACS, Actividades de Construccion y Servicios S.A.	98,307	3,771,119
Aena SME S.A.	7,295	1,158,019
Amadeus IT Group S.A.	34,981	2,505,554
Banco Bilbao Vizcaya Argentaria S.A.	1,476,735	8,390,264
Banco de Sabadell S.A.	1,613,244	2,058,574
Banco Santander S.A.	7,378,839	34,964,387
Bankinter S.A.	93,129	778,187
CaixaBank S.A.	537,272	2,211,266
Distribuidora Internacional de Alimentacion S.A. (a)	317,820	238,150
Enagas S.A.	54,459	1,496,518
Endesa S.A.	237,686	5,296,282
Ferrovial S.A.	124,789	2,567,282
Ferrovial S.A. *(b)	2,902	59,703
Grifols S.A.	39,883	1,118,101
Iberdrola S.A.	1,887,812	14,085,964
Industria de Diseno Textil S.A.	156,432	4,798,185
Mapfre S.A.	433,123	1,238,269
Naturgy Energy Group S.A.	148,435	3,672,233
Red Electrica Corp. S.A.	91,882	1,978,195
Repsol S.A.	774,434	13,372,009
Telefonica S.A.	3,221,464	28,917,406
		135,973,437

Sweden 2.5%
Alfa Laval AB	60,743	1,306,818
Assa Abloy AB, B Shares	141,038	2,622,060
Atlas Copco AB, A Shares	122,613	3,006,350
Atlas Copco AB, B Shares	64,348	1,454,725
Autoliv, Inc.	24,733	2,124,812
Boliden AB	75,875	1,699,895
Electrolux AB, Series B	77,371	1,758,065
Epiroc AB, A Shares *	114,466	937,376
Epiroc AB, B Shares *	63,898	513,650
Essity AB, B Shares	122,830	3,147,307
Getinge AB, B Shares	85,193	879,909
Hennes & Mauritz AB, B Shares	538,949	9,927,307
Hexagon AB, B Shares	25,938	1,291,898
Husqvarna AB, B Shares	125,341	987,182
Nordea Bank Abp	852,580	7,568,309
Sandvik AB	243,834	3,616,880
Securitas AB, B Shares	112,882	1,901,398
Skandinaviska Enskilda Banken AB, A Shares	347,655	3,621,287
Skanska AB, B Shares	165,106	2,595,116
SKF AB, B Shares	131,021	2,068,730

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SSAB AB, A Shares	67,696	242,114
SSAB AB, B Shares	263,561	764,235
Svenska Cellulosa AB SCA, B Shares	93,454	751,854
Svenska Handelsbanken AB, A Shares	359,368	3,958,493
Swedbank AB, A Shares	256,696	5,965,345
Swedish Match AB	33,854	1,322,006
Tele2 AB, B Shares	188,708	2,360,638
Telefonaktiebolaget LM Ericsson, B Shares	1,681,501	14,026,827
Telia Co. AB	1,330,989	6,140,821
Trelleborg AB, B Shares	58,037	990,336
Veoneer, Inc. *(a)	23,623	761,842
Volvo AB, A Shares	53,613	743,422
Volvo AB, B Shares	403,830	5,617,440
		96,674,447

Switzerland 6.7%
ABB Ltd.	535,612	10,831,759
Adecco Group AG	78,948	3,902,568
Aryzta AG *	274,463	367,470
Baloise Holding AG	9,130	1,341,156
Chocoladefabriken Lindt & Sprungli AG	111	1,492,790
Cie Financiere Richemont S.A.	99,858	6,486,998
Clariant AG *	50,460	998,496
Coca-Cola HBC AG *	36,612	1,090,288
Credit Suisse Group AG *	395,089	4,657,176
Ferguson plc	73,403	4,701,478
Geberit AG	3,708	1,444,092
Georg Fischer AG	922	716,860
Givaudan S.A.	1,196	2,944,074
Glencore plc *	6,184,025	22,893,422
Julius Baer Group Ltd. *	17,732	715,597
Kuehne & Nagel International AG	12,504	1,757,955
LafargeHolcim Ltd. *	136,157	6,102,439
Lonza Group AG *	5,212	1,684,049
Nestle S.A.	602,653	51,343,250
Novartis AG	456,711	41,569,453
Roche Holding AG	133,206	34,536,123
Roche Holding AG, Bearer Shares	5,254	1,352,208
Schindler Holding AG	6,984	1,378,913
SGS S.A.	817	1,934,279
Sika AG	16,120	1,995,341
STMicroelectronics N.V.	93,502	1,370,986
Swiss Life Holding AG *	6,304	2,472,144
Swiss Prime Site AG *	11,517	949,618
Swiss Re AG	143,827	13,134,189
Swisscom AG	7,217	3,461,358
TE Connectivity Ltd.	57,486	4,422,398
The Swatch Group AG	20,669	3,006,687
UBS Group AG *	451,138	6,092,067
Vifor Pharma AG	6,595	812,702
Zurich Insurance Group AG	45,931	14,408,734
		258,369,117

United Kingdom 14.8%
3i Group plc	126,523	1,345,687
Admiral Group plc	42,273	1,124,029
Aggreko plc	149,753	1,425,000
Anglo American plc	327,488	6,544,244
Antofagasta plc	125,064	1,277,192
Ashtead Group plc	62,442	1,401,392
Associated British Foods plc	97,824	3,025,485
AstraZeneca plc	308,961	24,113,433
Aviva plc	848,945	4,408,500
Babcock International Group plc	151,879	1,100,685
BAE Systems plc	838,980	5,259,147
Balfour Beatty plc	310,150	993,259
Barclays plc	5,500,016	11,430,063
Security	Number of Shares	Value ($)
Barratt Developments plc	262,049	1,545,359
Bellway plc	27,594	894,967
Berkeley Group Holdings plc	34,396	1,415,759
BHP Group plc *	845,254	16,194,159
BP plc	12,138,192	80,533,069
British American Tobacco plc	427,173	14,988,335
BT Group plc	3,930,739	13,139,910
Bunzl plc	67,779	2,089,339
Burberry Group plc	95,242	2,158,791
Capita plc *	866,821	1,142,475
Carnival plc	33,152	1,925,858
Centrica plc	4,030,838	7,084,413
CNH Industrial N.V.	247,753	2,412,458
Coca-Cola European Partners plc *	42,244	2,050,524
Compass Group plc	287,934	6,166,393
Croda International plc	18,854	1,172,962
DCC plc	25,569	1,926,418
Delphi Technologies plc	23,904	408,519
Diageo plc	330,566	11,908,660
Direct Line Insurance Group plc	661,928	2,770,139
Dixons Carphone plc	684,329	1,411,861
Drax Group plc	304,726	1,518,653
DS Smith plc	233,754	996,443
easyJet plc	86,347	1,225,644
Ensco plc, Class A (a)	450,065	2,551,869
Fiat Chrysler Automobiles N.V. *	449,085	7,409,521
Firstgroup plc *	1,686,034	1,918,881
G4S plc	495,305	1,225,687
GlaxoSmithKline plc	1,453,309	30,068,974
Greene King plc	138,569	970,987
Hays plc	380,985	762,203
Hiscox Ltd.	51,057	1,098,322
HSBC Holdings plc	4,967,637	42,104,742
IMI plc	83,566	1,037,964
Imperial Brands plc	301,812	9,280,480
Inchcape plc	223,701	1,659,719
Informa plc	193,432	1,705,882
Inmarsat plc	190,148	990,577
InterContinental Hotels Group plc	33,916	1,817,485
International Consolidated Airlines Group S.A.	244,171	1,948,982
Intertek Group plc	14,712	881,676
Investec plc	158,895	965,623
ITV plc	1,167,115	2,162,207
J Sainsbury plc	1,535,001	5,973,452
John Wood Group plc	281,633	2,281,782
Johnson Matthey plc	101,459	3,785,165
Kingfisher plc	1,535,293	4,897,204
Land Securities Group plc	152,738	1,584,752
Legal & General Group plc	1,278,850	3,995,998
Liberty Global plc, Class A *	65,260	1,620,406
Liberty Global plc, Class C *	166,571	4,046,010
Lloyds Banking Group plc	13,121,817	9,268,447
London Stock Exchange Group plc	17,823	917,120
Marks & Spencer Group plc	1,288,725	4,812,823
Meggitt plc	242,202	1,601,371
Mondi plc	94,919	2,070,328
National Grid plc	1,412,825	15,014,060
Next plc	47,554	2,973,642
Old Mutual Ltd.	1,268,840	2,071,239
Pearson plc	348,703	4,286,267
Pennon Group plc	118,792	1,091,281
Persimmon plc	57,905	1,403,740
Petrofac Ltd.	152,825	992,107
Phoenix Group Holdings	142,591	1,090,682
Provident Financial plc *	118,148	915,626
Prudential plc	332,843	6,542,113
Quilter plc	422,450	625,784
Reckitt Benckiser Group plc	114,143	9,483,761

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RELX plc	233,272	4,858,841
Rio Tinto plc	372,359	16,908,565
Rolls-Royce Holdings plc *	563,849	6,112,153
Royal Mail plc	642,933	2,623,379
RSA Insurance Group plc	224,793	1,556,250
Severn Trent plc	79,487	1,855,941
Smith & Nephew plc	150,267	2,732,092
Smiths Group plc	98,618	1,748,363
SSE plc	493,525	6,898,242
Standard Chartered plc	993,211	7,722,553
Standard Life Aberdeen plc	563,218	1,907,192
Subsea 7 S.A.	129,984	1,398,160
Tate & Lyle plc	189,550	1,736,461
Taylor Wimpey plc	803,357	1,373,505
Tesco plc	4,077,317	10,277,049
The British Land Co. plc	121,987	878,762
The Sage Group plc	218,508	1,620,911
The Weir Group plc	55,537	1,044,472
Travis Perkins plc	152,517	2,148,346
Unilever plc	188,057	10,181,942
United Utilities Group plc	227,595	2,208,115
Vodafone Group plc	12,656,876	27,281,982
Whitbread plc	38,181	2,239,923
William Hill plc	323,527	668,717
Wm Morrison Supermarkets plc	1,865,226	5,654,508
WPP plc	387,027	4,275,390
		572,347,979
Total Common Stock
(Cost $3,824,884,717)		3,822,793,838

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	15,163	1,100,489
Fuchs Petrolub SE	17,214	712,575
Henkel AG & Co. KGaA	31,198	3,599,510
RWE AG	10,995	201,426
Volkswagen AG	109,302	18,427,449
		24,041,449

Spain 0.0%
Grifols S.A., B Shares	27,592	548,593

Security	Number of Shares	Value ($)
United Kingdom 0.0%
Rolls-Royce Holdings plc, C Shares *(b)	25,937,054	33,093
Total Preferred Stock
(Cost $23,390,695)		24,623,135

Other Investment Companies 1.0% of net assets

United States 1.0%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	4,233,517	4,233,517
Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	33,454,327	33,454,327
Total Other Investment Companies
(Cost $37,687,844)		37,687,844

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/21/18	276	25,064,940	(624,771)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $31,163,020.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
GDR –	Global Depositary Receipt
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,625,705,042	$—	$—	$3,625,705,042
Hong Kong	60,061,938	—	1,053,421	61,115,359
Spain	135,913,734	—	59,703	135,973,437
Preferred Stock[1]	24,590,042	—	—	24,590,042
United Kingdom	—	—	33,093	33,093
Other Investment Companies[1]	37,687,844	—	—	37,687,844
Liabilities
Futures Contracts[2]	(624,771)	—	—	(624,771)
Total	$3,883,333,829	$—	$1,146,217	$3,884,480,046
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets

Australia 5.5%
Adelaide Brighton Ltd.	347,004	1,312,610
ALS Ltd.	365,882	1,934,422
Ansell Ltd.	96,984	1,615,463
Ardent Leisure Group Ltd.	615,724	672,201
Aristocrat Leisure Ltd.	94,169	1,627,025
ASX Ltd.	55,887	2,460,524
AusNet Services	1,582,010	1,784,881
Australian Pharmaceutical Industries Ltd.	1,086,824	1,162,702
Automotive Holdings Group Ltd.	790,893	941,406
Bank of Queensland Ltd. (a)	316,070	2,291,945
Beach Energy Ltd.	840,330	935,818
Bega Cheese Ltd.	148,408	642,663
Breville Group Ltd.	43,246	346,437
carsales.com Ltd.	76,849	666,132
Challenger Ltd.	224,495	1,560,685
Charter Hall Retail REIT	182,941	603,839
Cleanaway Waste Management Ltd.	1,224,757	1,520,444
Cochlear Ltd.	12,384	1,530,869
Computershare Ltd.	217,628	2,884,450
Cromwell Property Group	844,689	610,666
CSR Ltd.	586,549	1,284,982
Dexus	383,111	2,926,361
DuluxGroup Ltd.	236,398	1,182,513
Evolution Mining Ltd.	152,498	349,676
Flight Centre Travel Group Ltd.	41,159	1,468,253
G.U.D. Holdings Ltd.	87,566	781,409
G8 Education Ltd.	365,653	747,651
Genworth Mortgage Insurance Australia Ltd.	508,313	835,190
GWA Group Ltd.	351,259	666,918
Harvey Norman Holdings Ltd. (a)	592,076	1,366,269
Healthscope Ltd.	1,058,020	1,746,119
Iluka Resources Ltd.	338,075	1,992,316
Inghams Group Ltd. (a)	505,704	1,621,185
Investa Office Fund	205,560	837,615
InvoCare Ltd. (a)	57,514	494,335
IOOF Holdings Ltd.	229,029	1,154,014
IRESS Ltd.	70,390	583,416
JB Hi-Fi Ltd. (a)	146,794	2,483,739
Link Administration Holdings Ltd.	56,487	288,335
McMillan Shakespeare Ltd.	49,602	512,539
Mineral Resources Ltd.	126,652	1,410,436
Monadelphous Group Ltd.	186,645	1,912,254
Myer Holdings Ltd. *(a)	8,256,260	2,743,256
Navitas Ltd.	259,147	940,533
nib Holdings Ltd.	301,354	1,091,516
Nine Entertainment Co. Holdings Ltd.	1,637,504	2,098,607
Northern Star Resources Ltd.	74,431	433,739
Nufarm Ltd.	261,028	1,155,131
OceanaGold Corp.	436,772	1,271,769
Orora Ltd.	948,804	2,265,666
OZ Minerals Ltd.	327,003	2,067,956
Pact Group Holdings Ltd.	189,060	473,549
Security	Number of Shares	Value ($)
Pendal Group Ltd.	68,242	421,593
Perpetual Ltd.	29,158	753,972
Premier Investments Ltd.	74,051	903,606
Primary Health Care Ltd.	868,165	1,680,040
Qube Holdings Ltd.	592,240	1,154,730
Ramsay Health Care Ltd.	62,031	2,456,065
Regis Resources Ltd.	223,444	691,841
Resolute Mining Ltd.	853,478	592,090
Sandfire Resources NL	132,105	617,406
SEEK Ltd.	109,049	1,471,618
Seven Group Holdings Ltd.	68,404	795,236
Seven West Media Ltd. *	2,717,450	1,349,404
Sigma Healthcare Ltd.	3,872,330	1,385,607
Southern Cross Media Group Ltd.	1,011,355	797,625
Super Retail Group Ltd.	255,130	1,363,780
Sydney Airport	348,939	1,732,726
The GPT Group	692,478	2,664,944
The Star Entertainment Grp Ltd.	636,657	2,036,344
TPG Telecom Ltd.	179,766	943,861
Treasury Wine Estates Ltd.	180,342	1,863,481
Vicinity Centres	1,130,392	2,204,002
Washington H Soul Pattinson & Co., Ltd.	48,664	931,777
Whitehaven Coal Ltd.	352,605	1,096,907
		98,201,084

Austria 0.9%
ams AG *(a)	11,238	312,620
Austria Technologie & Systemtechnik AG	26,911	538,709
BAWAG Group AG	10,989	482,015
CA Immobilien Anlagen AG	24,208	778,430
IMMOFINANZ AG *	57,853	1,433,229
Lenzing AG	10,138	966,511
Oesterreichische Post AG	38,965	1,434,722
Rhi Magnesita N.V.	13,369	617,823
S IMMO AG	35,972	635,377
Schoeller-Bleckmann Oilfield Equipment AG	6,590	551,407
Telekom Austria AG *	137,291	1,008,856
UNIQA Insurance Group AG	98,148	944,589
Verbund AG	36,039	1,473,882
Vienna Insurance Group AG Wiener Versicherung Gruppe	44,893	1,154,860
Wienerberger AG	115,853	2,597,257
Zumtobel Group AG *	65,281	643,425
		15,573,712

Belgium 1.2%
Ackermans & van Haaren N.V.	10,001	1,606,824
AGFA-Gevaert N.V. *	269,832	1,160,966
Barco N.V.	9,317	1,043,313
Befimmo S.A.	10,864	635,950
Bekaert S.A.	61,056	1,594,153
bpost S.A.	124,602	1,609,730
Cie d'Entreprises CFE	5,934	628,877
Cofinimmo S.A.	11,277	1,373,878

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
D'Ieteren S.A. N.V.	56,581	2,271,704
Elia System Operator S.A. N.V.	23,367	1,558,335
Euronav N.V.	130,807	1,143,380
Nyrstar N.V. *(a)	171,759	145,564
Ontex Group N.V.	59,388	1,251,375
Orange Belgium S.A.	61,843	1,155,359
Sofina S.A.	3,771	759,155
Telenet Group Holding N.V.	36,243	1,798,204
Tessenderlo Group S.A. *	27,576	958,544
		20,695,311

Canada 8.7%
Aecon Group, Inc.	120,789	1,701,279
AGF Management Ltd., Class B	227,121	854,417
Aimia, Inc. *	790,394	2,093,286
Air Canada *	57,209	1,248,259
Algonquin Power & Utilities Corp.	129,215	1,370,801
Allied Properties Real Estate Investment Trust	27,270	925,346
AltaGas Ltd. (a)	146,927	1,597,393
Artis Real Estate Investment Trust	122,116	911,437
AutoCanada, Inc. (a)	54,075	519,553
Baytex Energy Corp. *	1,048,503	1,940,650
Boardwalk Real Estate Investment Trust	27,705	864,856
Bombardier, Inc., B Shares *	357,835	597,693
Bonavista Energy Corp. (a)	1,906,108	1,792,668
Bonterra Energy Corp.	51,666	267,057
CAE, Inc.	138,448	2,810,418
Canadian Apartment Properties REIT	40,075	1,409,907
Canadian Solar, Inc. *	56,937	962,235
Canadian Utilities Ltd., Class A	116,491	2,745,089
Canadian Western Bank	48,247	1,046,907
Canfor Corp. *	67,639	926,722
Capital Power Corp.	123,571	2,536,315
Cascades, Inc.	136,680	1,286,485
CCL Industries, Inc., Class B	39,126	1,622,326
Centerra Gold, Inc. *	283,777	1,152,957
CES Energy Solutions Corp.	194,736	465,925
Chartwell Retirement Residences	85,834	973,229
Chemtrade Logistics Income Fund	91,990	806,323
Choice Properties Real Estate Investment Trust	39,795	366,482
Cineplex, Inc.	71,703	1,394,570
Cogeco Communications, Inc.	17,729	861,706
Cogeco, Inc.	23,514	1,100,953
Colliers International Group, Inc.	9,381	617,589
Cominar Real Estate Investment Trust	176,028	1,402,555
Constellation Software, Inc.	2,650	1,816,918
Corus Entertainment, Inc., B Shares	204,199	760,503
Cott Corp.	90,762	1,347,328
Crombie Real Estate Investment Trust	55,833	548,206
Detour Gold Corp. *	36,944	274,349
Dorel Industries, Inc., Class B	84,137	1,154,660
Dream Global Real Estate Investment Trust	66,429	673,236
Dream Office Real Estate Investment Trust	96,265	1,760,018
Eldorado Gold Corp. *	1,275,220	729,191
Emera, Inc.	71,497	2,399,192
Enerflex Ltd.	120,441	1,477,987
Enerplus Corp.	277,105	2,664,511
Ensign Energy Services, Inc.	470,598	1,788,067
Entertainment One Ltd.	363,890	1,707,650
Exchange Income Corp. (a)	31,449	735,648
Extendicare, Inc. (a)	124,911	647,534
First Capital Realty, Inc.	84,773	1,259,062
FirstService Corp.	10,664	808,686
Franco-Nevada Corp.	26,721	1,849,622
Genworth MI Canada, Inc.	39,284	1,288,974
Gran Tierra Energy, Inc. *	365,268	972,875
Security	Number of Shares	Value ($)
Granite Real Estate Investment Trust	19,936	822,429
Great Canadian Gaming Corp. *	29,740	1,152,814
Home Capital Group, Inc. *(a)	116,295	1,540,858
Hudbay Minerals, Inc.	126,854	643,289
Hudson's Bay Co. (a)	256,438	1,686,305
IAMGOLD Corp. *	296,945	900,375
IGM Financial, Inc.	95,846	2,457,627
Industrial Alliance Insurance & Financial Services, Inc.	66,785	2,440,559
Innergex Renewable Energy, Inc.	53,771	508,945
Interfor Corp. *	56,274	635,099
Intertape Polymer Group, Inc.	53,443	679,145
Just Energy Group, Inc.	195,250	832,945
Kinder Morgan Canada Ltd.	38,444	449,781
Kinross Gold Corp. *	825,962	2,237,200
Laurentian Bank of Canada	29,582	927,679
Lucara Diamond Corp.	178,988	254,524
Lundin Mining Corp.	255,498	1,113,034
Maple Leaf Foods, Inc.	100,030	2,223,223
Martinrea International, Inc.	148,468	1,199,719
Medical Facilities Corp. (a)	58,481	708,407
MEG Energy Corp. *	341,628	2,138,549
Morneau Shepell, Inc.	40,025	786,587
Mullen Group Ltd.	169,233	1,566,147
Nevsun Resources Ltd.	394,461	1,765,889
New Gold, Inc. *	572,508	443,671
NFI Group, Inc.	22,144	629,782
Norbord, Inc. (a)	26,973	753,523
Northland Power, Inc.	67,938	1,141,927
Northview Apartment Real Estate Investment Trust	16,404	325,340
Open Text Corp.	66,750	2,286,606
Pan American Silver Corp.	79,110	1,017,222
Parex Resources, Inc. *	66,926	826,315
Pason Systems, Inc.	64,781	971,398
Pengrowth Energy Corp. *(a)	2,797,012	1,431,020
Peyto Exploration & Development Corp.	223,572	1,705,681
PrairieSky Royalty Ltd.	35,441	484,244
Precision Drilling Corp. *	776,135	1,781,064
Premium Brands Holdings Corp.	10,232	597,476
Quebecor, Inc., Class B	153,860	3,318,912
Restaurant Brands International, Inc.	31,380	1,830,480
Richelieu Hardware Ltd.	36,300	696,449
Ritchie Bros. Auctioneers, Inc.	40,357	1,402,824
Rogers Sugar, Inc.	132,106	566,552
Russel Metals, Inc.	122,652	2,136,328
Secure Energy Services, Inc.	202,357	1,096,208
SEMAFO, Inc. *	278,695	503,249
Seven Generations Energy Ltd., A Shares *	34,376	262,004
ShawCor Ltd.	113,506	1,667,875
SmartCentres Real Estate Investment Trust	64,200	1,518,175
Stantec, Inc.	79,330	1,889,691
Stella-Jones, Inc.	20,513	619,511
Superior Plus Corp.	248,800	1,946,821
TFI International, Inc.	97,251	3,230,480
The North West Co., Inc.	61,184	1,355,246
The Stars Group, Inc. *	12,353	242,023
TMX Group Ltd.	22,346	1,326,032
Toromont Industries Ltd.	43,411	1,895,700
Tourmaline Oil Corp.	105,794	1,464,607
Transcontinental, Inc., Class A	89,412	1,348,815
Trican Well Service Ltd. *	260,159	238,804
Trinidad Drilling Ltd. *	768,526	971,427
Turquoise Hill Resources Ltd. *	133,000	238,161
Uni-Select, Inc.	65,635	1,076,056
Western Forest Products, Inc.	622,764	918,379
Westshore Terminals Investment Corp.	44,923	804,092
Wheaton Precious Metals Corp.	131,780	2,068,265

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Whitecap Resources, Inc.	228,976	809,711
Winpak Ltd.	19,409	686,200
WSP Global, Inc.	53,654	2,640,918
Yamana Gold, Inc.	914,334	1,905,579
		154,579,577

Denmark 1.2%
Chr Hansen Holding A/S	15,403	1,390,883
D/S Norden A/S *	54,323	809,727
Dfds A/S	23,001	864,012
FLSmidth & Co. A/S	47,109	2,359,953
GN Store Nord A/S	48,539	1,695,927
H. Lundbeck A/S	12,803	525,802
Jyske Bank A/S	33,469	1,313,087
Matas A/S	70,554	690,405
Nilfisk Holding A/S *	24,071	965,922
NKT A/S *(a)	34,949	543,477
Per Aarsleff Holding A/S, Class B	25,301	754,646
Rockwool International A/S, B Shares	7,276	1,893,124
Royal Unibrew A/S	17,767	1,286,823
Scandinavian Tobacco Group A/S, Class A	55,371	734,203
Schouw & Co. A/S	12,261	1,009,132
SimCorp A/S	10,132	645,297
Sydbank A/S	46,807	1,154,659
Topdanmark A/S	15,143	687,838
Tryg A/S	74,368	1,850,343
William Demant Holding A/S *	31,417	917,525
		22,092,785

Finland 1.4%
Amer Sports Oyj *	83,108	3,111,856
Cargotec Oyj, B Shares	45,329	1,745,008
Caverion Oyj *(a)	155,783	938,370
Cramo Oyj	55,995	1,039,132
DNA Oyj	16,006	295,583
Finnair Oyj	59,842	511,220
Huhtamaki Oyj	65,685	2,008,040
Kemira Oyj	123,672	1,424,081
Konecranes Oyj	42,010	1,431,731
Metsa Board Oyj	157,040	1,090,856
Oriola Oyj, B Shares	125,940	321,553
Outokumpu Oyj	401,012	1,668,165
Outotec Oyj *	127,739	480,903
Raisio Oyj, V Shares	184,873	576,683
Ramirent Oyj	97,424	618,830
Sanoma Oyj	129,529	1,336,799
Tieto Oyj	78,131	2,254,059
Tikkurila Oyj	53,347	773,148
Uponor Oyj	51,167	543,419
Valmet Oyj	93,271	2,007,572
YIT Oyj	205,802	1,254,809
		25,431,817

France 4.0%
Aeroports de Paris	11,107	2,159,283
Albioma S.A.	14,495	275,065
ALD S.A.	66,280	873,530
Alten S.A.	17,009	1,547,416
Altran Technologies S.A.	106,233	1,054,275
Amundi S.A.	17,504	1,002,837
BioMerieux	13,510	952,984
Cie Plastic Omnium S.A.	42,950	1,139,891
Coface S.A.	84,679	787,157
Covivio	19,041	1,855,167
Criteo S.A. *	16,034	373,592
Dassault Aviation S.A.	641	979,793
Security	Number of Shares	Value ($)
Dassault Systemes SE	22,302	2,676,653
Derichebourg S.A.	113,820	488,428
Edenred	86,524	3,299,522
Elior Group S.A.	138,426	2,054,768
Elis S.A.	127,603	2,499,479
Eramet	2,542	205,070
Europcar Mobility Group	66,689	653,527
Fnac Darty S.A. *	13,547	919,549
Gaztransport Et Technigaz S.A.	4,585	342,630
Gecina S.A.	13,789	1,928,156
Getlink SE	200,708	2,607,713
ICADE	23,053	1,827,124
Iliad S.A.	15,795	2,130,866
Imerys S.A.	30,807	1,653,370
Ingenico Group S.A.	27,990	2,020,662
Ipsen S.A.	7,974	1,026,548
IPSOS	41,901	1,064,608
JCDecaux S.A.	51,487	1,748,885
Kaufman & Broad S.A.	9,398	359,236
Korian S.A.	35,557	1,373,651
Latecoere S.A. *	53,731	206,846
LISI	8,101	248,571
Maisons du Monde S.A.	8,561	195,415
Mercialys S.A.	45,050	650,860
Metropole Television S.A.	70,815	1,257,227
Neopost S.A.	97,634	2,703,958
Nexans S.A. (a)	48,342	1,524,924
Nexity S.A.	36,266	1,777,993
Orpea	13,798	1,462,293
Remy Cointreau S.A.	7,983	924,664
SEB S.A.	13,471	1,930,972
Societe BIC S.A.	29,652	3,181,088
Sopra Steria Group	7,474	761,619
SPIE S.A.	80,049	1,141,101
Tarkett S.A. (a)	34,000	842,304
Technicolor S.A. *(a)	1,298,309	1,580,261
Television Francaise 1 S.A.	161,206	1,544,166
Ubisoft Entertainment S.A. *	24,578	2,001,978
Vallourec S.A. *(a)	685,658	1,618,661
Vicat S.A.	19,882	954,483
Vilmorin & Cie S.A.	4,170	274,790
		70,665,609

Germany 2.9%
Aareal Bank AG	42,972	1,411,483
Axel Springer SE	28,528	1,818,537
Bauer AG	13,480	206,047
BayWa AG	24,059	630,625
Bechtle AG	19,568	1,565,312
Bertrandt AG	2,872	241,285
CANCOM SE	15,874	631,583
CECONOMY AG	327,955	1,530,982
CTS Eventim AG & Co., KGaA	8,131	312,279
Deutsche Euroshop AG	12,026	375,541
Deutsche Pfandbriefbank AG	173,000	2,060,650
Deutsche Wohnen SE	62,924	3,016,543
Deutz AG	81,568	598,463
DMG Mori AG	6,003	297,024
Duerr AG	31,643	1,175,152
ElringKlinger AG	62,863	542,010
Fielmann AG	12,893	808,005
Fraport AG Frankfurt Airport Services Worldwide	24,063	1,769,312
Gerresheimer AG	22,334	1,590,595
Gerry Weber International AG *	54,005	232,359
Grammer AG	13,128	490,518
Hapag-Lloyd AG	15,659	504,238
Heidelberger Druckmaschinen AG *	241,466	513,992

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hella GmbH & Co. KGaA	37,572	1,556,146
HOCHTIEF AG	19,139	2,721,769
Hornbach Holding AG & Co. KGaA	12,164	696,898
Indus Holding AG	9,412	432,131
Jenoptik AG	23,630	714,896
Kloeckner & Co. SE	264,768	2,129,963
Krones AG	11,724	1,043,376
LEG Immobilien AG	20,298	2,333,864
Nordex SE *	74,793	734,214
Norma Group SE	16,354	947,135
Pfeiffer Vacuum Technology AG	3,967	556,065
Puma SE	1,981	993,644
Rhoen-Klinikum AG	47,985	1,208,322
SAF-Holland S.A.	47,328	689,131
Scout24 AG	25,259	1,052,462
Siltronic AG	6,068	548,265
Sixt SE	3,995	383,579
Software AG	28,446	1,160,454
TAG Immobilien AG	56,985	1,363,980
Takkt AG	21,495	344,622
Talanx AG *	42,706	1,524,114
TLG Immobilien AG	23,814	650,897
United Internet AG	42,157	1,897,358
Wacker Chemie AG	12,327	1,186,366
Wacker Neuson SE	13,178	262,457
Wirecard AG	8,134	1,229,038
Zalando SE *	15,733	488,095
		51,171,776

Hong Kong 4.6%
AAC Technologies Holdings, Inc.	141,277	1,001,030
ASM Pacific Technology Ltd.	132,303	1,352,489
BOC Aviation Ltd.	114,934	885,605
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Cafe de Coral Holdings Ltd.	387,361	954,326
Cathay Pacific Airways Ltd.	1,319,781	1,902,326
China Harmony New Energy Auto Holding Ltd.	775,003	303,039
China Travel International Investment Hong Kong Ltd.	1,901,664	527,312
Chow Sang Sang Holdings International Ltd.	606,838	941,381
Chow Tai Fook Jewellery Group Ltd.	1,271,018	1,071,938
CITIC Telecom International Holdings Ltd.	931,688	315,493
CK Infrastructure Holdings Ltd.	79,982	608,112
Dah Sing Financial Holdings Ltd.	45,463	251,547
Dairy Farm International Holdings Ltd.	209,837	1,846,566
Esprit Holdings Ltd. *	8,917,841	2,073,983
FIH Mobile Ltd. *	10,500,065	1,261,229
First Pacific Co., Ltd.	4,878,541	1,882,656
Giordano International Ltd.	1,925,365	885,706
Global Brands Group Holding Ltd. *(a)	35,643,220	1,707,978
Great Eagle Holdings Ltd.	183,281	747,106
Hang Lung Group Ltd.	767,641	2,128,590
Hang Lung Properties Ltd.	1,244,177	2,518,323
Henderson Land Development Co., Ltd.	512,778	2,634,083
HK Electric Investments & HK Electric Investments Ltd.	1,244,337	1,192,541
Hopewell Holdings Ltd.	197,313	666,892
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,072,976	778,781
Hysan Development Co., Ltd.	189,722	906,699
Johnson Electric Holdings Ltd.	335,575	750,415
Ju Teng International Holdings Ltd.	4,200,379	1,046,639
K Wah International Holdings Ltd.	1,123,701	549,950
Kerry Logistics Network Ltd.	667,048	1,072,289
Kerry Properties Ltd.	593,123	2,034,994
Security	Number of Shares	Value ($)
Lifestyle International Holdings Ltd.	146,176	233,112
Luk Fook Holdings International Ltd.	497,528	1,452,706
Man Wah Holdings Ltd. (a)	965,159	419,326
Melco International Development Ltd.	132,462	265,745
Melco Resorts & Entertainment Ltd. ADR	82,843	1,496,973
MGM China Holdings Ltd.	531,127	906,732
Minth Group Ltd.	252,972	848,547
MMG Ltd. *	1,260,425	624,918
NWS Holdings Ltd.	1,093,305	2,299,562
Pacific Basin Shipping Ltd.	4,039,470	903,309
Pacific Textiles Holdings Ltd.	1,031,996	1,068,162
Pou Sheng International Holdings Ltd.	3,922,814	746,892
Power Assets Holdings Ltd.	290,941	1,970,402
Road King Infrastructure Ltd.	185,550	314,871
Sa Sa International Holdings Ltd.	1,405,153	569,190
Seaspan Corp. (a)	104,994	998,493
Semiconductor Manufacturing International Corp. *(a)	1,679,156	1,542,744
Shangri-La Asia Ltd.	624,698	886,068
Shougang Fushan Resources Group Ltd.	3,953,560	828,526
Shui On Land Ltd.	3,348,267	791,527
Shun Tak Holdings Ltd.	910,665	299,065
Sino Land Co., Ltd.	1,709,856	2,940,889
SITC International Holdings Co., Ltd.	821,444	693,831
SmarTone Telecommunications Holdings Ltd.	734,327	913,950
Stella International Holdings Ltd.	1,104,156	1,073,715
Sun Art Retail Group Ltd.	2,103,685	2,349,450
Swire Properties Ltd.	438,543	1,527,048
Television Broadcasts Ltd.	431,797	949,035
Texwinca Holdings Ltd.	1,784,792	725,252
The Bank of East Asia Ltd.	593,754	1,999,223
The Hongkong & Shanghai Hotels Ltd.	422,727	650,370
Tingyi Cayman Islands Holding Corp.	1,553,044	2,012,314
Truly International Holdings Ltd. *	4,325,490	652,216
Uni-President China Holdings Ltd.	1,039,151	946,765
Vitasoy International Holdings Ltd.	255,283	1,034,082
VSTECS Holdings Ltd.	842,784	430,775
VTech Holdings Ltd.	165,883	1,572,823
Wharf Real Estate Investment Co., Ltd.	472,679	2,841,842
Wynn Macau Ltd.	794,509	1,805,114
Xinyi Glass Holdings Ltd.	1,071,786	1,151,803
		82,537,385

Ireland 0.8%
C&C Group plc	300,939	1,039,252
Glanbia plc	105,542	1,894,074
ICON plc *	18,101	2,619,577
Irish Continental Group plc	99,043	534,915
James Hardie Industries plc	123,185	1,439,293
Kingspan Group plc	48,382	2,082,756
Origin Enterprises plc	157,819	1,054,274
Paddy Power Betfair plc	20,549	1,845,042
Total Produce plc	455,284	801,595
UDG Healthcare plc	140,813	1,202,847
		14,513,625

Israel 0.9%
Azrieli Group Ltd.	14,668	734,393
Elbit Systems Ltd.	11,503	1,403,576
First International Bank of Israel Ltd.	32,009	719,332
Gazit-Globe Ltd.	87,944	699,977
Israel Discount Bank Ltd., A Shares	830,475	2,861,825
Mellanox Technologies Ltd. *	4,420	410,309
Mizrahi Tefahot Bank Ltd.	64,790	1,173,672
Nice Ltd. *	18,111	2,078,738
Orbotech Ltd. *	5,522	320,386

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Partner Communications Co., Ltd. *	156,388	850,101
Plus500 Ltd.	17,100	330,541
SodaStream International Ltd. *	2,565	366,974
Taro Pharmaceutical Industries Ltd. *	7,262	783,715
The Israel Corp., Ltd.	10,380	3,006,316
Tower Semiconductor Ltd. *	35,293	545,445
		16,285,300

Italy 2.7%
A2A S.p.A.	1,652,377	2,780,164
ACEA S.p.A.	48,433	645,995
Amplifon S.p.A.	15,486	259,153
Anima Holding S.p.A.	160,583	672,371
Ansaldo STS S.p.A. *	47,337	681,758
Astaldi S.p.A. *(a)	343,174	204,382
ASTM S.p.A.	45,500	863,431
Autogrill S.p.A.	106,353	1,004,288
Azimut Holding S.p.A. (a)	83,298	1,023,780
Banca Carige S.p.A. *(a)	91,404,412	206,985
Banca Generali S.p.A.	27,836	614,273
Banca Mediolanum S.p.A.	158,256	946,995
Banca Popolare di Sondrio Scarl	646,657	2,013,488
Banco BPM S.p.A. *	468,091	1,096,032
Beni Stabili S.p.A.	742,045	609,971
Brembo S.p.A.	75,388	840,350
Buzzi Unicem S.p.A.	55,401	1,045,986
Cerved Group S.p.A.	95,099	729,504
Danieli & C Officine Meccaniche S.p.A.	12,874	234,975
Danieli & C Officine Meccaniche S.p.A. - RSP	44,608	610,130
Davide Campari-Milano S.p.A.	167,816	1,402,272
De'Longhi S.p.A.	38,143	1,036,498
DiaSorin S.p.A.	6,579	559,425
Enav S.p.A.	199,528	948,394
ERG S.p.A.	66,652	1,211,996
Esprinet S.p.A.	125,939	529,738
Ferrari N.V.	17,617	1,925,669
FinecoBank Banca Fineco S.p.A.	47,209	506,194
Hera S.p.A.	862,717	2,369,745
Interpump Group S.p.A.	27,319	811,036
Iren S.p.A.	606,627	1,319,446
Italgas S.p.A.	409,503	2,191,720
MARR S.p.A.	24,348	543,366
Mediaset S.p.A. *	933,368	2,897,762
Moncler S.p.A.	25,263	823,224
OVS S.p.A. *	222,207	405,318
Pirelli & C S.p.A. *	154,562	1,086,418
PRADA S.p.A.	432,760	1,501,381
Recordati S.p.A.	33,412	1,074,771
Safilo Group S.p.A. *(a)	146,578	230,689
Salini Impregilo S.p.A (a)	426,116	858,796
Salvatore Ferragamo Italia S.p.A.	13,089	306,774
Saras S.p.A.	879,099	1,704,056
Societa Cattolica di Assicurazioni SC	159,340	1,313,405
Societa Iniziative Autostradali e Servizi S.p.A.	65,229	878,143
Tod's S.p.A. (a)	15,570	739,719
UnipolSai Assicurazioni S.p.A.	814,150	1,895,265
		48,155,231

Japan 38.0%
ABC-Mart, Inc.	20,531	1,153,569
Activia Properties, Inc.	146	613,316
Adastria Co., Ltd.	64,140	1,050,077
ADEKA Corp.	118,971	1,884,886
Advance Residence Investment Corp.	419	1,156,816
Advantest Corp.	45,530	976,760
Security	Number of Shares	Value ($)
Aeon Delight Co., Ltd.	26,664	938,113
AEON Financial Service Co., Ltd.	75,367	1,460,215
Aeon Mall Co., Ltd.	89,676	1,611,878
Aica Kogyo Co., Ltd.	36,738	1,237,542
Aichi Steel Corp.	30,709	1,080,427
Aida Engineering Ltd.	42,727	342,042
Ain Holdings, Inc.	15,587	1,201,112
Aisan Industry Co., Ltd.	81,179	594,097
Alpen Co., Ltd.	35,120	602,190
Alpine Electronics, Inc.	74,139	1,200,719
Amano Corp.	50,925	1,097,881
Anritsu Corp.	108,820	1,783,479
AOKI Holdings, Inc.	62,031	800,312
Aoyama Trading Co., Ltd.	67,949	1,704,260
Aozora Bank Ltd.	71,688	2,354,877
Arata Corp.	30,487	1,323,654
Arcland Sakamoto Co., Ltd.	53,028	724,786
Arcs Co., Ltd.	116,274	2,912,226
Asahi Diamond Industrial Co., Ltd.	68,527	423,654
Asahi Holdings, Inc.	54,020	1,118,459
ASKUL Corp.	22,909	598,196
Autobacs Seven Co., Ltd.	119,383	1,825,177
Avex, Inc.	70,651	961,302
Axial Retailing, Inc.	23,310	828,321
Azbil Corp.	109,426	2,361,019
Belc Co., Ltd.	12,472	662,318
Benesse Holdings, Inc.	86,559	2,568,946
Bic Camera, Inc.	159,396	2,240,388
BML, Inc.	24,701	627,586
Bunka Shutter Co., Ltd.	82,677	570,839
Calbee, Inc.	47,905	1,586,286
Canon Electronics, Inc.	29,132	549,801
Canon Marketing Japan, Inc.	84,773	1,626,029
Capcom Co., Ltd.	52,956	1,036,268
Cawachi Ltd.	45,991	894,708
Central Glass Co., Ltd.	83,444	2,056,154
Chiyoda Co., Ltd.	47,860	863,630
Chiyoda Corp. (a)	224,955	637,917
Chudenko Corp.	27,979	621,920
Chugoku Marine Paints Ltd.	79,479	729,345
Citizen Watch Co., Ltd.	404,665	2,138,256
CKD Corp.	42,673	428,797
Cocokara fine, Inc.	32,952	1,880,484
Cosmos Pharmaceutical Corp.	5,511	1,117,731
Create SD Holdings Co., Ltd.	25,624	698,426
CyberAgent, Inc.	38,186	1,728,543
Daido Metal Co., Ltd.	33,291	278,524
Daifuku Co., Ltd.	27,661	1,415,327
Daihen Corp.	22,069	539,335
Daiho Corp.	12,576	418,092
Daiichi Jitsugyo Co., Ltd.	10,153	358,552
Daiichikosho Co., Ltd.	32,836	1,497,935
Daikyo, Inc.	50,759	1,327,199
Daikyonishikawa Corp.	57,445	580,774
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	21,476	627,920
Daio Paper Corp.	113,568	1,394,221
Daiseki Co., Ltd.	23,239	537,843
Daishi Hokuetsu Financial Group, Inc.	18,944	617,286
Daiwa House REIT Investment Corp.	131	296,841
Daiwabo Holdings Co., Ltd.	39,491	2,211,913
DCM Holdings Co., Ltd.	233,946	2,319,887
DeNA Co., Ltd.	137,427	2,548,844
Descente Ltd.	42,111	824,419
Dexerials Corp.	58,602	511,445
Disco Corp.	9,197	1,340,470
DMG Mori Co., Ltd.	66,440	930,336
Doshisha Co., Ltd.	38,673	716,583
Doutor Nichires Holdings Co., Ltd.	41,473	809,007

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DTS Corp.	20,715	746,141
Duskin Co., Ltd.	66,220	1,526,180
DyDo Group Holdings, Inc.	16,689	908,305
Eagle Industry Co., Ltd.	41,938	549,940
Earth Corp.	15,313	753,850
Eizo Corp.	17,115	715,951
Enplas Corp.	10,653	294,118
Exedy Corp.	55,990	1,436,855
Ezaki Glico Co., Ltd.	46,494	2,264,305
FamilyMart UNY Holdings Co., Ltd.	25,598	3,631,737
Fancl Corp.	39,348	1,026,409
FCC Co., Ltd.	48,182	1,252,180
Foster Electric Co., Ltd.	75,430	1,027,655
FP Corp.	16,154	985,885
Frontier Real Estate Investment Corp.	166	645,434
Fuji Co., Ltd.	43,939	827,702
Fuji Corp.	58,449	768,510
Fuji Oil Co., Ltd.	245,059	733,774
Fuji Oil Holdings, Inc.	50,842	1,625,332
Fuji Seal International, Inc.	29,443	1,060,518
Fuji Soft, Inc.	26,614	1,204,720
Fujicco Co., Ltd.	13,487	296,227
Fujimori Kogyo Co., Ltd.	24,719	705,324
Fujitec Co., Ltd.	93,412	1,146,775
Fujitsu General Ltd.	67,309	950,210
Fukuda Corp.	10,576	503,885
Fukuoka Financial Group, Inc.	102,669	2,340,907
Fukuyama Transporting Co., Ltd.	35,750	1,567,900
Funai Electric Co., Ltd. *(a)	110,136	724,541
Furukawa Co., Ltd.	48,093	609,474
Futaba Corp.	33,192	520,023
Futaba Industrial Co., Ltd.	154,998	835,392
Fuyo General Lease Co., Ltd.	10,506	636,559
G-Tekt Corp.	50,126	702,338
Geo Holdings Corp.	108,185	1,820,709
Glory Ltd.	69,808	1,765,027
GLP J-Reit	634	637,629
Godo Steel Ltd.	28,461	487,760
Gree, Inc.	229,629	1,003,047
GS Yuasa Corp.	100,501	2,321,569
GungHo Online Entertainment, Inc.	699,927	1,553,339
Gunze Ltd.	22,348	876,797
Hamakyorex Co., Ltd.	19,555	724,164
Hamamatsu Photonics K.K.	51,634	1,796,163
Hazama Ando Corp.	195,544	1,181,358
Heiwa Corp.	67,198	1,430,953
Heiwado Co., Ltd.	78,991	2,191,296
Hikari Tsushin, Inc.	11,304	1,802,866
Hirose Electric Co., Ltd.	20,055	2,114,120
HIS Co., Ltd.	41,006	1,381,312
Hisamitsu Pharmaceutical Co., Inc.	31,189	1,991,372
Hitachi Capital Corp.	32,194	795,281
Hitachi Chemical Co., Ltd.	134,517	2,127,631
Hitachi High-Technologies Corp.	68,007	2,422,618
Hitachi Transport System Ltd.	64,897	1,754,591
Hitachi Zosen Corp.	384,716	1,321,350
Hogy Medical Co., Ltd.	16,354	493,284
Hokkaido Electric Power Co., Inc.	333,580	2,285,559
Hokuetsu Corp.	264,821	1,341,013
Hokuhoku Financial Group, Inc.	125,903	1,645,443
Horiba Ltd.	23,139	1,084,099
Hoshizaki Corp.	22,843	1,772,319
Hosiden Corp.	109,695	850,124
House Foods Group, Inc.	52,115	1,847,317
Hulic Co., Ltd.	100,826	921,685
IDOM, Inc. (a)	120,379	604,280
Iino Kaiun Kaisha Ltd.	68,954	273,873
Inaba Denki Sangyo Co., Ltd.	44,587	1,851,411
Inabata & Co., Ltd.	146,231	2,096,557
Security	Number of Shares	Value ($)
Internet Initiative Japan, Inc.	38,933	957,296
Iseki & Co., Ltd.	33,821	550,131
Ishihara Sangyo Kaisha Ltd. *	50,204	551,338
Ito En Ltd.	53,309	2,445,970
Itochu Enex Co., Ltd.	173,065	1,626,247
Itochu Techno-Solutions Corp.	78,770	1,518,516
Itoham Yonekyu Holdings, Inc.	171,044	1,137,281
Itoki Corp.	62,201	337,983
Iwatani Corp.	79,925	2,660,647
Izumi Co., Ltd.	30,354	1,718,857
J-Oil Mills, Inc.	25,420	906,658
Jaccs Co., Ltd.	16,338	296,113
Jafco Co., Ltd.	17,312	632,715
Japan Airport Terminal Co., Ltd.	26,779	1,040,030
Japan Aviation Electronics Industry Ltd.	83,413	1,050,468
Japan Excellent, Inc.	550	753,677
Japan Exchange Group, Inc.	127,409	2,294,596
Japan Hotel REIT Investment Corp.	430	299,163
Japan Petroleum Exploration Co., Ltd.	70,383	1,459,107
Japan Post Insurance Co., Ltd.	64,024	1,615,401
Japan Prime Realty Investment Corp.	286	1,117,050
Japan Pulp & Paper Co., Ltd.	18,272	721,708
Japan Real Estate Investment Corp.	429	2,368,851
Japan Retail Fund Investment Corp.	1,259	2,413,776
Joshin Denki Co., Ltd.	23,472	597,807
Joyful Honda Co., Ltd.	96,223	1,466,861
JVC Kenwood Corp.	446,416	1,132,257
Kadokawa Dwango *	94,761	1,177,523
Kaga Electronics Co., Ltd.	43,335	917,458
Kagome Co., Ltd.	51,829	1,513,106
Kakaku.com, Inc.	37,371	751,698
Kaken Pharmaceutical Co., Ltd.	26,897	1,376,236
Kameda Seika Co., Ltd.	6,285	296,676
Kamei Corp.	72,769	887,583
Kanamoto Co., Ltd.	31,451	925,111
Kandenko Co., Ltd.	149,022	1,545,997
Kanematsu Corp.	198,227	2,527,809
Kansai Paint Co., Ltd.	116,370	2,179,824
Kasai Kogyo Co., Ltd.	66,481	583,721
Kato Sangyo Co., Ltd.	65,566	2,029,630
Keihan Holdings Co., Ltd.	73,931	3,086,155
Keihin Corp.	97,760	1,690,891
Keikyu Corp.	134,473	2,144,699
Keisei Electric Railway Co., Ltd.	63,270	2,050,494
Keiyo Co., Ltd.	59,601	319,657
Kenedix Office Investment Corp.	157	1,030,075
KH Neochem Co., Ltd.	20,864	559,497
Kintetsu World Express, Inc.	55,114	928,517
Kissei Pharmaceutical Co., Ltd.	27,547	851,519
Kitz Corp.	127,946	1,095,231
Kobayashi Pharmaceutical Co., Ltd.	23,163	1,611,516
Kohnan Shoji Co., Ltd.	59,137	1,458,244
Kokuyo Co., Ltd.	105,016	1,617,552
Komeri Co., Ltd.	60,922	1,457,729
Komori Corp.	63,415	699,212
Konami Holdings Corp.	54,700	2,447,169
Konishi Co., Ltd.	41,518	684,837
Konoike Transport Co., Ltd.	58,796	923,234
Kose Corp.	7,501	1,118,379
Kumagai Gumi Co., Ltd.	39,561	1,252,504
Kurabo Industries Ltd.	36,584	934,334
Kureha Corp.	19,074	1,335,432
Kurita Water Industries Ltd.	98,089	2,630,392
KYB Corp.	42,168	1,049,836
Kyoei Steel Ltd.	43,433	841,502
Kyokuto Kaihatsu Kogyo Co., Ltd.	43,940	636,946
Kyokuyo Co., Ltd.	20,481	581,693
KYORIN Holdings, Inc.	57,779	1,388,121
Kyoritsu Maintenance Co., Ltd.	14,879	746,898

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kyowa Exeo Corp.	101,411	2,554,253
Kyudenko Corp.	26,538	1,031,839
Kyushu Financial Group, Inc.	195,580	914,601
Lawson, Inc.	47,596	3,114,384
Life Corp.	35,155	838,395
Lintec Corp.	64,791	1,466,428
Lion Corp.	119,480	2,355,929
M3, Inc.	16,038	259,037
Mabuchi Motor Co., Ltd.	34,975	1,218,196
Macnica Fuji Electronics Holdings, Inc.	59,078	911,534
Maeda Corp.	114,955	1,206,749
Maeda Road Construction Co., Ltd.	95,820	1,881,802
Makino Milling Machine Co., Ltd.	23,559	955,431
Mandom Corp.	25,637	751,838
Marudai Food Co., Ltd.	64,090	1,140,695
Maruha Nichiro Corp.	44,183	1,597,281
Marui Group Co., Ltd.	131,701	2,838,154
Maruichi Steel Tube Ltd.	53,151	1,577,445
Max Co., Ltd.	25,391	333,627
Maxell Holdings Ltd.	68,498	960,359
McDonald's Holdings Co. Japan, Ltd.	31,639	1,418,252
Mebuki Financial Group, Inc.	394,882	1,192,818
Megmilk Snow Brand Co., Ltd.	82,936	2,308,038
Meidensha Corp.	58,971	834,059
Meitec Corp.	17,124	772,126
Miraca Holdings, Inc.	85,714	1,981,499
Mirait Holdings Corp.	113,416	1,662,036
Misawa Homes Co., Ltd.	85,179	623,371
MISUMI Group, Inc.	94,843	2,148,271
Mitsuba Corp.	106,798	702,581
Mitsubishi Logistics Corp.	70,811	1,748,605
Mitsubishi Pencil Co., Ltd.	18,555	355,740
Mitsubishi Shokuhin Co., Ltd.	68,301	1,843,616
Mitsubishi UFJ Lease & Finance Co., Ltd.	234,473	1,278,193
Mitsuboshi Belting Ltd.	13,212	286,347
Mitsui E&S Holdings Co., Ltd. *	172,758	1,872,876
Mitsui Sugar Co., Ltd.	9,502	252,717
Mitsui-Soko Holdings Co., Ltd. *	46,940	828,839
Miura Co., Ltd.	37,533	999,888
Mixi, Inc.	59,434	1,400,664
Mizuno Corp.	40,851	928,906
Mochida Pharmaceutical Co., Ltd.	14,833	1,346,792
Morinaga & Co., Ltd.	22,597	993,034
Morinaga Milk Industry Co., Ltd.	75,898	2,222,465
Morita Holdings Corp.	16,255	320,376
MOS Food Services, Inc.	21,905	591,271
Musashi Seimitsu Industry Co., Ltd.	58,110	919,115
Nabtesco Corp.	79,212	2,190,451
Nachi-Fujikoshi Corp.	22,947	980,123
Namura Shipbuilding Co., Ltd.	190,097	935,836
Nankai Electric Railway Co., Ltd.	80,463	2,150,640
NEC Networks & System Integration Corp.	43,615	971,015
NET One Systems Co., Ltd.	86,017	1,777,912
Nexon Co., Ltd. *	119,722	1,414,944
Nichi-iko Pharmaceutical Co., Ltd.	55,776	856,656
Nichias Corp.	51,083	991,069
Nichicon Corp.	72,638	577,010
Nichiha Corp.	24,565	671,725
NichiiGakkan Co., Ltd.	68,866	694,422
Nifco, Inc.	57,356	1,462,313
Nihon Kohden Corp.	66,325	2,158,264
Nihon Parkerizing Co., Ltd.	71,394	934,944
Nihon Unisys Ltd.	59,369	1,513,635
Nikkiso Co., Ltd.	77,969	777,287
Nippo Corp.	77,967	1,328,632
Nippon Accommodations Fund, Inc.	167	810,365
Nippon Building Fund, Inc.	479	2,982,413
Nippon Densetsu Kogyo Co., Ltd.	44,030	962,417
Nippon Flour Mills Co., Ltd.	101,266	1,727,453
Security	Number of Shares	Value ($)
Nippon Gas Co., Ltd.	21,303	757,940
Nippon Holdings Co., Ltd.	63,395	1,622,979
Nippon Kayaku Co., Ltd.	181,044	2,383,626
Nippon Koei Co., Ltd.	12,170	292,702
Nippon Light Metal Holdings Co., Ltd.	965,691	2,160,154
Nippon Paint Holdings Co., Ltd.	45,038	1,596,459
Nippon Prologis REIT, Inc.	426	882,013
Nippon Seiki Co., Ltd.	84,843	1,658,753
Nippon Sheet Glass Co., Ltd.	262,154	2,234,831
Nippon Shinyaku Co., Ltd.	12,848	878,032
Nippon Signal Co., Ltd.	84,497	753,069
Nippon Soda Co., Ltd.	40,435	964,315
Nippon Steel & Sumikin Bussan Corp.	48,396	2,182,189
Nippon Suisan Kaisha Ltd.	410,113	2,477,653
Nipro Corp.	147,561	2,005,166
Nishi-Nippon Financial Holdings, Inc.	67,869	736,368
Nishi-Nippon Railroad Co., Ltd.	83,138	2,165,761
Nishimatsu Construction Co., Ltd.	69,421	1,600,565
Nishimatsuya Chain Co., Ltd.	36,827	323,351
Nishio Rent All Co., Ltd.	26,744	976,256
Nissan Chemical Corp.	56,033	3,039,747
Nissan Shatai Co., Ltd.	233,678	1,940,628
Nissha Co., Ltd. (a)	28,787	451,516
Nisshin Steel Co., Ltd.	134,479	1,735,022
Nisshinbo Holdings, Inc.	226,446	2,060,050
Nissin Corp.	15,904	273,961
Nissin Kogyo Co., Ltd.	70,921	939,368
Nittetsu Mining Co., Ltd.	14,684	719,005
Nitto Boseki Co., Ltd.	16,655	318,872
Nitto Kogyo Corp.	51,549	875,266
NOF Corp.	58,096	1,918,626
Nojima Corp.	32,635	748,694
Nomura Co., Ltd.	32,725	877,566
Nomura Real Estate Master Fund, Inc.	806	1,076,086
Nomura Research Institute Ltd.	61,351	2,693,393
Noritake Co., Ltd.	7,719	382,721
Noritz Corp.	70,231	1,044,033
North Pacific Bank Ltd.	666,655	1,931,568
NS Solutions Corp.	27,271	779,343
NSD Co., Ltd.	15,242	321,082
NTT Urban Development Corp. (a)	70,631	1,044,381
Obic Co., Ltd.	14,897	1,287,006
Ohsho Food Service Corp.	12,178	850,476
Oiles Corp.	33,183	583,588
Okabe Co., Ltd.	33,727	294,053
Okamoto Industries, Inc.	5,895	309,935
Okamura Corp.	79,151	1,141,085
Okasan Securities Group, Inc.	184,663	907,459
Oki Electric Industry Co., Ltd.	196,242	2,592,365
OKUMA Corp.	26,497	1,318,433
Okumura Corp.	34,188	1,139,600
Onward Holdings Co., Ltd.	256,288	1,528,023
Open House Co., Ltd.	5,568	198,104
Oracle Corp. Japan	13,730	891,150
Orient Corp.	266,129	412,494
Orix JREIT, Inc.	378	614,853
Osaka Soda Co., Ltd.	12,887	301,548
OSG Corp.	58,587	1,175,868
Otsuka Corp.	73,975	2,488,635
Pacific Industrial Co., Ltd.	57,965	869,347
PALTAC Corp.	46,739	2,502,625
Paramount Bed Holdings Co., Ltd.	19,386	818,634
Park24 Co., Ltd.	64,970	1,753,704
Penta-Ocean Construction Co., Ltd.	237,528	1,497,755
Persol Holdings Co., Ltd.	93,560	1,751,727
Pigeon Corp.	26,486	1,090,463
Pilot Corp.	12,606	651,671
Piolax, Inc.	25,942	635,128
Pioneer Corp. *	1,344,425	1,089,274

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Plenus Co., Ltd.	52,695	921,176
Pola Orbis Holdings, Inc.	27,730	782,692
Press Kogyo Co., Ltd.	231,710	1,250,887
Prima Meat Packers Ltd.	41,081	780,014
Raito Kogyo Co., Ltd.	61,801	840,885
Rakuten, Inc.	357,268	2,875,764
Relia, Inc.	60,602	566,259
Relo Group, Inc.	30,667	842,634
Resorttrust, Inc.	43,216	710,562
Riken Corp.	13,297	662,801
Rinnai Corp.	29,918	2,144,716
Riso Kagaku Corp.	33,533	572,320
Rohto Pharmaceutical Co., Ltd.	55,818	1,762,286
Round One Corp.	61,894	686,803
Royal Holdings Co., Ltd.	27,220	685,354
Ryobi Ltd.	44,014	1,199,677
Ryosan Co., Ltd.	55,813	1,626,958
Ryoyo Electro Corp.	48,286	764,581
S Foods, Inc.	10,036	433,523
Saizeriya Co., Ltd.	37,732	721,078
Sakai Chemical Industry Co., Ltd.	29,194	714,231
Sakata INX Corp.	54,219	646,044
Sakata Seed Corp.	8,102	277,915
San-A Co., Ltd.	22,518	944,943
Sanden Holdings Corp. *	66,214	513,151
Sangetsu Corp.	73,919	1,413,933
Sanken Electric Co., Ltd.	29,135	620,674
Sanki Engineering Co., Ltd.	73,802	793,591
Sankyo Co., Ltd.	48,362	1,933,628
Sankyo Tateyama, Inc.	93,196	1,080,926
Sankyu, Inc.	57,010	2,671,010
Sanrio Co., Ltd.	56,700	1,171,450
Santen Pharmaceutical Co., Ltd.	184,563	3,158,132
Sanwa Holdings Corp.	170,463	2,068,675
Sanyo Chemical Industries Ltd.	17,704	876,235
Sanyo Denki Co., Ltd.	4,634	177,933
Sanyo Shokai Ltd.	41,085	743,184
Sanyo Special Steel Co., Ltd.	48,265	1,096,642
Sapporo Holdings Ltd.	96,723	2,201,928
Sato Holdings Corp.	24,973	658,689
Sawai Pharmaceutical Co., Ltd.	32,457	1,715,033
SBI Holdings, Inc.	94,281	2,138,863
SCREEN Holdings Co., Ltd.	17,922	896,495
SCSK Corp.	26,180	1,038,669
Seiko Holdings Corp.	42,515	943,530
Seiren Co., Ltd.	46,015	769,145
Sekisui Jushi Corp.	15,721	309,574
Senko Group Holdings Co., Ltd.	193,256	1,504,520
Senshu Ikeda Holdings, Inc.	195,506	581,955
Senshukai Co., Ltd. *	70,418	197,208
Seria Co., Ltd.	15,553	660,883
Seven Bank Ltd.	381,152	1,181,554
SG Holdings Co., Ltd.	36,461	892,339
Sharp Corp. (a)	30,869	457,802
Shikoku Electric Power Co., Inc.	234,378	2,817,490
Shima Seiki Manufacturing Ltd.	5,768	178,551
Shimachu Co., Ltd.	69,696	1,881,270
Shindengen Electric Manufacturing Co., Ltd.	10,664	439,051
Shinko Electric Industries Co., Ltd.	123,685	874,672
Shinko Plantech Co., Ltd.	81,321	826,459
Shinmaywa Industries Ltd.	152,035	2,044,539
Shinsei Bank Ltd.	90,475	1,241,392
Ship Healthcare Holdings, Inc.	47,010	1,767,791
Shizuoka Gas Co., Ltd.	147,407	1,268,310
SHO-BOND Holdings Co., Ltd.	9,733	745,725
Shochiku Co., Ltd.	2,017	211,203
Showa Corp.	93,212	1,246,110
Showa Sangyo Co., Ltd.	47,752	1,193,064
Security	Number of Shares	Value ($)
Siix Corp.	47,167	751,017
Sintokogio Ltd.	68,533	591,478
SKY Perfect JSAT Holdings, Inc.	281,326	1,355,221
Sohgo Security Services Co., Ltd.	46,439	2,183,921
Sony Financial Holdings, Inc.	109,453	2,294,127
Sotetsu Holdings, Inc.	55,180	1,676,539
Square Enix Holdings Co., Ltd.	35,635	1,161,158
St Marc Holdings Co., Ltd.	24,044	587,389
Star Micronics Co., Ltd.	17,855	266,056
Starts Corp., Inc.	29,555	690,788
Starzen Co., Ltd.	22,070	853,257
Sugi Holdings Co., Ltd.	40,748	1,916,286
SUMCO Corp.	97,508	1,494,178
Sumitomo Bakelite Co., Ltd.	36,151	1,311,688
Sumitomo Dainippon Pharma Co., Ltd.	119,493	3,893,651
Sumitomo Mitsui Construction Co., Ltd.	180,775	1,122,381
Sumitomo Osaka Cement Co., Ltd.	57,258	2,571,694
Sumitomo Riko Co., Ltd.	99,746	976,817
Sumitomo Seika Chemicals Co., Ltd.	6,385	271,032
Sundrug Co., Ltd.	59,097	1,993,320
Suruga Bank Ltd.	135,895	643,871
Sushiro Global Holdings Ltd.	8,836	484,015
Sysmex Corp.	33,728	1,796,747
T-Gaia Corp.	49,491	1,055,634
Tachi-S Co., Ltd.	78,985	1,112,259
Tachibana Eletech Co., Ltd.	22,906	356,853
Tadano Ltd.	125,132	1,499,821
Taihei Dengyo Kaisha Ltd.	23,873	586,576
Taikisha Ltd.	37,402	1,050,747
Taisho Pharmaceutical Holdings Co., Ltd.	29,586	3,418,479
Taiyo Nippon Sanso Corp.	113,757	1,915,486
Taiyo Yuden Co., Ltd.	113,119	2,144,828
Takamatsu Construction Group Co., Ltd.	11,870	303,048
Takara Holdings, Inc.	132,048	1,682,725
Takara Standard Co., Ltd.	74,015	1,158,949
Takasago International Corp.	25,134	861,041
Takasago Thermal Engineering Co., Ltd.	67,332	1,207,884
Takeuchi Manufacturing Co., Ltd.	13,404	269,733
Takuma Co., Ltd.	61,134	858,729
Tamron Co., Ltd.	28,866	464,703
TechnoPro Holdings, Inc.	4,968	248,509
The 77 Bank Ltd.	35,028	701,177
The Awa Bank Ltd.	20,762	599,730
The Bank of Kyoto Ltd.	20,725	996,552
The Chugoku Bank Ltd.	112,849	1,050,475
The Gunma Bank Ltd.	273,857	1,304,770
The Hachijuni Bank Ltd.	296,052	1,358,372
The Hiroshima Bank Ltd.	215,956	1,300,871
The Hokkoku Bank Ltd.	20,037	749,954
The Hyakugo Bank Ltd.	135,944	538,748
The Hyakujushi Bank Ltd.	19,674	499,517
The Iyo Bank Ltd.	180,356	1,107,073
The Japan Steel Works Ltd.	54,998	1,004,543
The Japan Wool Textile Co., Ltd.	87,122	705,109
The Juroku Bank Ltd.	31,641	751,247
The Keiyo Bank Ltd.	92,861	654,239
The Kiyo Bank Ltd.	69,460	1,105,977
The Musashino Bank Ltd.	23,273	629,222
The Nanto Bank Ltd.	14,404	326,516
The Nippon Road Co., Ltd.	15,915	864,778
The Nisshin Oillio Group Ltd.	58,029	1,798,873
The Ogaki Kyoritsu Bank Ltd.	29,121	638,585
The Okinawa Electric Power Co., Inc.	70,395	1,399,841
The San-In Godo Bank Ltd.	89,242	703,405
The Shiga Bank Ltd.	28,986	727,011
The Shizuoka Bank Ltd.	282,656	2,536,561
The Sumitomo Warehouse Co., Ltd.	80,453	1,032,321
THK Co., Ltd.	74,926	1,716,271
Toa Corp.	29,137	404,403

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toagosei Co., Ltd.	167,650	1,833,741
Toda Corp.	199,315	1,341,054
Toei Co., Ltd.	6,202	753,744
Toho Co., Ltd.	67,433	2,345,754
Toho Zinc Co., Ltd.	20,406	688,287
Tokai Carbon Co., Ltd. (a)	83,468	1,158,481
TOKAI Holdings Corp.	114,175	1,009,526
Tokai Rika Co., Ltd.	118,211	2,170,585
Tokai Tokyo Financial Holdings, Inc.	167,359	818,003
Token Corp.	10,388	711,745
Tokuyama Corp.	57,879	1,585,237
Tokyo Broadcasting System Holdings, Inc.	38,015	711,756
Tokyo Century Corp.	20,644	985,385
Tokyo Dome Corp.	91,903	840,927
Tokyo Ohka Kogyo Co., Ltd.	33,107	1,054,001
Tokyo Seimitsu Co., Ltd.	25,401	756,102
Tokyo Steel Manufacturing Co., Ltd.	128,166	1,103,887
Tokyo Tatemono Co., Ltd.	138,112	1,573,905
Tokyu Construction Co., Ltd.	66,817	673,760
Tomy Co., Ltd.	83,301	1,038,787
Topcon Corp.	52,928	816,177
Toppan Forms Co., Ltd.	101,924	934,416
Topre Corp.	38,071	775,166
Topy Industries Ltd.	40,005	943,491
Toshiba Machine Co., Ltd.	34,638	605,212
Toshiba Plant Systems & Services Corp.	34,848	762,022
Toshiba TEC Corp.	38,020	1,026,255
Totetsu Kogyo Co., Ltd.	26,141	768,921
Toyo Construction Co., Ltd.	61,319	228,427
Toyo Ink SC Holdings Co., Ltd.	64,088	1,584,280
Toyo Tire & Rubber Co., Ltd.	154,710	2,442,933
Toyobo Co., Ltd.	145,096	2,099,452
Toyota Boshoku Corp.	131,842	2,030,750
TPR Co., Ltd.	37,924	901,426
Trancom Co., Ltd.	9,143	524,988
Transcosmos, Inc.	43,668	1,009,113
Trend Micro, Inc.	41,423	2,374,846
Trusco Nakayama Corp.	50,930	1,446,493
TSI Holdings Co., Ltd.	184,407	1,222,884
Tsubaki Nakashima Co., Ltd.	14,387	244,915
Tsubakimoto Chain Co.	39,069	1,460,572
Tsukishima Kikai Co., Ltd.	21,189	248,185
Tsumura & Co.	49,766	1,540,533
TV Asahi Holdings Corp.	35,905	722,527
UACJ Corp.	56,642	1,185,716
UKC Holdings Corp.	71,619	1,536,450
Ulvac, Inc.	19,990	734,111
Unipres Corp.	102,633	1,932,447
United Arrows Ltd.	30,300	1,020,674
United Super Markets Holdings, Inc.	155,426	1,805,433
United Urban Investment Corp.	938	1,492,705
Ushio, Inc.	132,794	1,487,573
USS Co., Ltd.	94,915	1,683,477
Valor Holdings Co., Ltd.	95,554	2,463,955
VT Holdings Co., Ltd.	138,741	573,047
Wacoal Holdings Corp.	70,778	1,929,176
Wacom Co., Ltd.	152,081	768,776
Wakita & Co., Ltd.	62,348	716,549
Warabeya Nichiyo Holdings Co., Ltd.	45,368	781,904
Welcia Holdings Co., Ltd.	29,814	1,509,736
Xebio Holdings Co., Ltd.	71,363	925,739
Yahoo Japan Corp.	710,405	2,033,304
YAMABIKO Corp.	52,059	595,091
Yamaguchi Financial Group, Inc.	146,944	1,521,851
Yamato Kogyo Co., Ltd.	45,374	1,185,998
Yamazen Corp.	122,718	1,300,130
Yaoko Co., Ltd.	20,160	1,205,516
Yellow Hat Ltd.	28,424	746,709
Yodogawa Steel Works Ltd.	48,282	1,032,822
Security	Number of Shares	Value ($)
Yokogawa Bridge Holdings Corp.	15,121	247,689
Yokohama Reito Co., Ltd.	90,890	758,817
Yorozu Corp.	60,459	795,471
Yoshinoya Holdings Co., Ltd.	81,287	1,395,230
Yuasa Trading Co., Ltd.	38,567	1,292,360
Yurtec Corp.	87,821	723,914
Zensho Holdings Co., Ltd.	70,935	1,765,410
Zeon Corp.	181,678	1,846,380
ZERIA Pharmaceutical Co., Ltd.	13,404	248,366
Zojirushi Corp. (a)	20,889	215,421
ZOZO, Inc.	10,336	229,841
		676,527,007

Luxembourg 0.5%
Adecoagro S.A. *	51,276	357,906
APERAM S.A.	61,290	1,727,257
Espirito Santo Financial Group S.A. *(b)	8,470	—
Eurofins Scientific SE	1,585	687,338
IWG plc	539,884	1,600,861
L'Occitane International S.A.	436,298	830,699
Nexa Resources S.A. *	22,866	285,825
Samsonite International S.A. *	629,720	1,899,037
Ternium S.A. ADR	82,095	2,382,397
		9,771,320

Netherlands 1.8%
Aalberts Industries N.V.	62,755	2,199,843
Accell Group N.V.	33,741	709,816
Arcadis N.V.	106,085	1,336,877
ASM International N.V.	22,846	972,355
BE Semiconductor Industries N.V.	25,275	548,027
Brunel International N.V.	42,790	532,939
Constellium N.V., Class A *	25,994	218,090
Corbion N.V.	60,077	1,737,287
Core Laboratories N.V.	13,194	1,096,553
Eurocommercial Properties N.V.	28,365	937,795
Euronext N.V.	20,478	1,198,728
ForFarmers N.V.	75,809	743,329
Fugro N.V. CVA *(a)	181,090	2,202,121
GrandVision N.V.	26,856	604,809
InterXion Holding N.V. *	12,119	754,650
Koninklijke BAM Groep N.V.	465,277	1,456,630
Koninklijke Volkerwessels N.V.	20,437	339,924
Koninklijke Vopak N.V.	48,256	2,109,022
Nostrum Oil & Gas plc *	179,102	306,212
NSI N.V.	16,136	655,893
OCI N.V. *	37,842	862,931
PostNL N.V.	525,595	1,547,273
SBM Offshore N.V.	133,896	2,032,249
Sligro Food Group N.V.	48,761	2,042,757
TKH Group N.V.	25,694	1,303,323
TomTom N.V. *	71,529	647,910
Wereldhave N.V. (a)	22,554	738,013
Yandex N.V., Class A *	58,650	1,730,175
		31,565,531

New Zealand 1.3%
Air New Zealand Ltd.	843,003	1,783,501
Auckland International Airport Ltd.	261,293	1,292,272
Chorus Ltd.	606,672	1,996,103
EBOS Group Ltd.	88,830	1,311,873
Fisher & Paykel Healthcare Corp., Ltd.	128,650	1,175,317
Fonterra Co-operative Group Ltd. (a)	251,231	812,807
Genesis Energy Ltd.	661,809	1,163,767
Infratil Ltd.	821,300	2,047,868
Kiwi Property Group Ltd.	790,787	752,320

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mainfreight Ltd.	65,410	1,361,383
Mercury NZ Ltd.	600,929	1,465,362
Meridian Energy Ltd.	937,988	2,129,425
SKY Network Television Ltd.	1,267,180	2,045,501
SKYCITY Entertainment Group Ltd.	602,968	1,491,043
Trade Me Group Ltd.	180,425	759,715
Vector Ltd.	141,672	322,111
Z Energy Ltd.	362,249	1,430,766
		23,341,134

Norway 1.7%
Aker A.S.A., A Shares	18,839	1,072,979
Aker Solutions A.S.A. *	235,654	1,184,673
Atea A.S.A. *	113,685	1,585,703
Austevoll Seafood A.S.A.	99,573	1,372,662
Bakkafrost P/F	16,678	854,134
Borregaard A.S.A.	93,569	859,204
BW LPG Ltd. *(a)	205,515	802,161
Entra A.S.A.	22,431	294,622
Europris A.S.A. *	132,031	363,715
Fred. Olsen Energy A.S.A. *(a)	1,018,329	139,080
Gjensidige Forsikring A.S.A.	153,084	2,386,141
Kongsberg Automotive A.S.A. *	609,054	639,265
Kongsberg Gruppen A.S.A. (a)	59,571	854,452
Leroy Seafood Group A.S.A.	173,195	1,472,004
Petroleum Geo-Services A.S.A. *	901,664	1,925,269
REC Silicon A.S.A. *(a)	7,114,230	559,827
Salmar A.S.A.	23,002	1,295,646
Schibsted A.S.A., B Shares	38,211	1,279,141
Schibsted A.S.A., Class A	36,099	1,306,206
SpareBank 1 Nord Norge	115,770	853,145
SpareBank 1 SMN	100,873	1,025,936
SpareBank 1 SR-Bank A.S.A.	88,227	948,595
Storebrand A.S.A.	185,117	1,449,822
TGS Nopec Geophysical Co. A.S.A.	94,643	2,643,502
Tomra Systems A.S.A.	48,767	1,323,581
Veidekke A.S.A.	124,635	1,411,031
XXL A.S.A.	88,351	446,723
		30,349,219

Portugal 0.4%
Banco Comercial Portugues S.A. *	3,581,308	1,006,030
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	317,397	1,287,992
Mota-Engil, SGPS, S.A. *	181,120	349,034
NOS, SGPS S.A.	202,397	1,256,965
REN - Redes Energeticas Nacionais, SGPS, S.A.	340,457	928,242
Semapa-Sociedade de Investimento e Gestao	34,942	552,301
Sonae, SGPS, S.A.	1,388,559	1,315,928
The Navigator Co. S.A.	292,671	1,227,420
		7,923,912

Singapore 1.8%
Accordia Golf Trust	839,481	330,408
Ascendas Real Estate Investment Trust	916,726	1,717,191
Asian Pay Television Trust	2,101,265	255,766
CapitaLand Commercial Trust	551,644	699,607
CapitaLand Mall Trust	987,900	1,620,098
China Aviation Oil Singapore Corp., Ltd.	2,134,515	1,929,153
City Developments Ltd.	338,660	2,080,834
Fortune Real Estate Investment Trust	521,232	601,441
Genting Singapore Ltd.	2,918,628	2,063,461
Kulicke & Soffa Industries, Inc.	45,795	989,172
M1 Ltd.	597,197	914,077
Security	Number of Shares	Value ($)
Mapletree Commercial Trust	257,291	311,300
Mapletree Industrial Trust	481,332	666,568
Mapletree Logistics Trust	736,806	682,029
Mapletree North Asia Commercial Trust	780,223	642,603
Olam International Ltd.	467,056	575,310
SATS Ltd.	403,814	1,409,817
Sembcorp Marine Ltd.	1,034,149	1,206,005
Singapore Exchange Ltd.	306,256	1,633,961
Singapore Post Ltd.	1,223,594	882,914
Singapore Technologies Engineering Ltd.	1,198,137	3,100,136
StarHub Ltd.	775,096	1,073,384
Suntec Real Estate Investment Trust	555,248	712,271
United Engineers Ltd.	498,911	945,458
UOL Group Ltd.	238,278	1,061,136
Venture Corp., Ltd.	168,913	1,835,636
Yangzijiang Shipbuilding Holdings Ltd.	2,271,562	2,053,015
Yanlord Land Group Ltd.	783,665	736,828
		32,729,579

Spain 1.4%
Acerinox S.A.	198,538	1,977,294
Almirall S.A.	49,359	841,654
Applus Services S.A.	81,403	977,908
Bankia S.A.	536,265	1,771,162
Bolsas y Mercados Espanoles SHMSF S.A.	40,142	1,168,994
Cellnex Telecom S.A.	26,715	740,473
Cia de Distribucion Integral Logista Holdings S.A.	37,962	948,194
Cie Automotive S.A.	10,233	257,216
Construcciones y Auxiliar de Ferrocarriles S.A.	14,920	584,504
Ebro Foods S.A.	69,942	1,427,829
EDP Renovaveis S.A.	78,388	683,412
Faes Farma S.A.	71,389	282,097
Gestamp Automocion S.A.	88,665	546,127
Grupo Catalana Occidente S.A.	23,571	935,424
Liberbank S.A. *	514,141	243,566
Mediaset Espana Comunicacion S.A.	171,853	1,196,671
Melia Hotels International S.A.	66,204	662,267
Neinor Homes S.A. *	17,140	263,156
NH Hotel Group S.A.	88,989	463,889
Obrascon Huarte Lain S.A. (a)	512,243	509,577
Prosegur Cia de Seguridad S.A.	219,837	1,143,495
Sacyr S.A.	387,035	897,475
Siemens Gamesa Renewable Energy S.A. *	113,149	1,595,007
Tecnicas Reunidas S.A. (a)	31,992	843,632
Unicaja Banco S.A.	317,829	383,253
Vidrala S.A.	6,983	599,313
Vidrala S.A. *(b)	349	29,953
Viscofan S.A.	26,135	1,491,404
Zardoya Otis S.A.	79,170	564,734
		24,029,680

Sweden 3.0%
AAK AB	94,192	1,367,171
AddTech AB, B Shares	36,329	724,896
AF AB, B Shares	56,923	1,142,701
Ahlsell AB	89,408	431,268
Ahlstrom-Munksjo Oyj (a)	26,547	362,498
Attendo AB	42,332	382,802
Axfood AB	105,779	1,838,705
Bergman & Beving Aktiebolag	66,742	663,673
Betsson AB *	174,368	1,407,995
Bilia AB, A Shares	135,530	1,290,358
BillerudKorsnas AB (a)	183,935	2,457,560
Bonava AB, B Shares	61,094	743,780
Bravida Holding AB	75,859	543,035

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Castellum AB	96,373	1,685,794
Clas Ohlson AB, B Shares (a)	76,956	665,039
Coor Service Management Holding AB	39,289	310,820
Dometic Group AB	100,167	716,493
Elekta AB, B Shares	151,896	1,830,042
Eltel AB *(a)	260,382	407,692
Fabege AB	79,481	989,463
Granges AB	31,698	321,469
Hemfosa Fastigheter AB	60,494	477,579
Hexpol AB	156,104	1,379,038
Holmen AB, B Shares	79,133	1,667,331
ICA Gruppen AB (a)	80,123	2,906,969
Indutrade AB	43,576	1,053,358
Intrum AB (a)	42,622	1,130,986
Inwido AB	68,723	470,054
JM AB	116,075	2,194,318
Kindred Group plc	65,388	637,564
Kungsleden AB	42,895	297,872
L E Lundbergfortagen AB, B Shares	70,043	2,093,340
Lifco AB, B Shares	7,279	273,529
Lindab International AB	89,966	670,215
Loomis AB, B Shares	57,799	1,943,336
Mekonomen AB (a)	53,231	553,886
Modern Times Group MTG AB, B Shares	39,608	1,343,898
NCC AB, B Shares (a)	149,736	2,256,463
Nibe Industrier AB, B Shares	137,131	1,421,168
Nobia AB	145,038	872,513
Nolato AB, B Shares	9,680	420,125
Nyfosa AB *	60,494	283,157
Pandox AB	28,461	457,197
Peab AB	314,319	2,545,331
Ratos AB, B Shares	613,952	1,671,636
Saab AB, Class B (a)	31,231	1,249,432
SAS AB *	182,606	448,234
Scandic Hotels Group AB	49,834	449,273
Sweco AB, B Shares	35,248	768,778
Thule Group AB	20,359	380,734
Wihlborgs Fastigheter AB	54,498	620,364
		53,220,932

Switzerland 3.1%
Allreal Holding AG *	9,257	1,471,894
ALSO Holding AG *	5,769	644,239
Autoneum Holding AG	3,053	598,166
Banque Cantonale Vaudoise	1,301	992,007
Barry Callebaut AG	871	1,473,819
Belimo Holding AG	193	787,952
Bell Food Group AG	2,163	685,035
BKW AG	10,344	702,814
Bucher Industries AG	4,860	1,322,780
Burckhardt Compression Holding AG	2,050	607,195
Cembra Money Bank AG	15,291	1,273,804
Conzzeta AG	861	660,816
Daetwyler Holding AG	5,101	715,625
DKSH Holding AG	29,443	1,991,641
dormakaba Holding AG *	1,329	948,858
Dufry AG *	18,224	1,934,824
Emmi AG	1,614	1,225,823
EMS-Chemie Holding AG	2,348	1,260,521
Flughafen Zuerich AG	7,983	1,303,673
Forbo Holding AG	715	1,082,499
Galenica AG *	9,440	438,490
GAM Holding AG *	185,860	976,400
Helvetia Holding AG	4,336	2,681,391
Huber & Suhner AG	14,686	1,038,975
Implenia AG	16,066	820,703
Kudelski S.A. *(a)	69,633	471,722
Landis & Gyr Group AG *	11,362	705,471
Security	Number of Shares	Value ($)
Logitech International S.A.	49,697	1,669,911
Luxoft Holding, Inc. *	7,986	263,698
Metall Zug AG, B Shares	305	880,497
Mobimo Holding AG	3,631	848,390
OC Oerlikon Corp. AG *	118,354	1,386,827
Oriflame Holding AG	22,510	565,897
Panalpina Welttransport Holding AG	12,482	1,757,360
Partners Group Holding AG	2,815	1,843,616
PSP Swiss Property AG	11,170	1,083,077
Rieter Holding AG	3,229	436,522
Schmolz & Bickenbach AG *	1,379,947	821,602
Schweiter Technologies AG	736	722,486
SFS Group AG *	8,491	822,888
Sonova Holding AG	18,228	2,943,001
Straumann Holding AG	1,319	806,433
Sulzer AG	14,116	1,318,586
Sunrise Communications Group AG *	23,091	2,020,621
Tecan Group AG	3,018	619,696
Temenos AG *	5,401	668,538
Valiant Holding AG	7,935	876,594
Valora Holding AG *	4,518	1,085,025
VAT Group AG *	2,255	233,770
Vontobel Holding AG	4,704	270,421
Wizz Air Holdings plc *	24,802	948,081
Zehnder Group AG	16,461	606,159
		54,316,833

United Kingdom 11.3%
888 Holdings plc	86,622	181,586
AA plc	1,324,406	1,554,626
Ashmore Group plc	242,287	1,146,888
ASOS plc *	7,638	483,173
Auto Trader Group plc	139,026	777,649
Avon Products, Inc. *	1,423,769	3,018,390
B&M European Value Retail S.A.	330,027	1,470,838
BBA Aviation plc	625,489	1,896,195
BCA Marketplace plc	407,862	1,118,842
Beazley plc	307,486	2,193,078
Bodycote plc	158,791	1,491,147
Bovis Homes Group plc	112,188	1,230,152
Brewin Dolphin Holdings plc	140,900	584,267
Britvic plc	171,872	1,878,233
BTG plc *	95,345	1,015,784
Card Factory plc	417,472	1,022,693
Centamin plc	800,397	1,065,651
Chemring Group plc	336,480	719,532
Cineworld Group plc	272,877	960,236
Close Brothers Group plc	100,795	1,934,210
Coats Group plc	836,720	867,936
Cobham plc *	1,967,678	2,562,028
Computacenter plc	110,632	1,516,010
ConvaTec Group plc	234,904	455,416
Costain Group plc	100,684	476,597
Cranswick plc	43,742	1,581,668
Crest Nicholson Holdings plc	229,055	1,000,084
Daily Mail & General Trust plc, A Shares	227,583	1,800,315
Dairy Crest Group plc	153,685	901,999
Dart Group plc	57,077	608,085
De La Rue plc	108,018	640,864
Debenhams plc (a)	10,151,978	851,007
Derwent London plc	25,969	947,629
DFS Furniture plc	165,683	442,873
Dialog Semiconductor plc *	59,509	1,545,676
Diploma plc	53,723	869,153
Domino's Pizza Group plc	185,877	609,977
Dunelm Group plc	110,478	763,998
EI Group plc *	1,031,063	2,423,214
Electrocomponents plc	232,560	1,527,533

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Elementis plc	482,864	1,209,994
EnQuest plc *	1,985,360	571,219
Essentra plc	277,434	1,358,569
esure Group plc	271,350	966,634
Etalon Group plc	159,680	316,166
Euromoney Institutional Investor plc	18,890	308,021
Evraz plc	306,275	1,774,516
Ferrexpo plc	257,160	575,178
Galliford Try plc	153,639	1,410,422
Genus plc	23,281	714,684
Grafton Group plc	248,797	2,247,477
Grainger plc	204,290	659,975
Great Portland Estates plc	35,762	316,846
Greencore Group plc	550,064	1,320,137
Greggs plc	111,632	1,985,493
GVC Holdings plc	26,557	250,403
Halfords Group plc	396,842	1,477,474
Halma plc	118,782	2,079,322
Hammerson plc	333,917	1,644,534
Hansteen Holdings plc	209,024	249,359
Hargreaves Lansdown plc	41,749	1,012,883
Headlam Group plc	131,779	724,670
Highland Gold Mining Ltd.	158,556	300,823
Hill & Smith Holdings plc	49,659	758,419
Hilton Food Group plc	28,196	329,534
HomeServe plc	118,241	1,433,960
Howden Joinery Group plc	372,638	2,117,175
Hunting plc	141,170	1,020,374
Ibstock plc	132,459	360,656
IG Group Holdings plc	255,286	1,926,631
Indivior plc *	433,464	563,842
Intermediate Capital Group plc	182,685	2,365,843
International Personal Finance plc	559,959	1,560,363
Interserve plc *(a)	2,428,265	866,883
Intu Properties plc (a)	950,334	1,382,286
J.D. Wetherspoon plc	69,574	1,014,636
Janus Henderson Group plc	100,926	2,361,668
Jardine Lloyd Thompson Group plc	63,938	1,541,834
JD Sports Fashion plc	147,508	743,412
John Laing Group plc	244,440	1,020,475
JRP Group plc	497,356	553,351
Jupiter Fund Management plc	312,836	1,283,260
KAZ Minerals plc	104,562	735,360
KCOM Group plc	665,795	505,446
Keller Group plc	114,731	857,818
Kier Group plc (a)	128,519	833,006
Lancashire Holdings Ltd.	293,330	2,395,264
Lookers plc	948,524	1,101,302
Man Group plc	1,321,729	2,451,175
Marshalls plc	111,888	615,572
Marston's plc	996,858	1,297,330
McCarthy & Stone plc	461,557	798,550
Melrose Industries plc	2,209,646	4,978,864
Merlin Entertainments plc	434,674	1,864,014
Micro Focus International plc	87,450	1,717,178
Millennium & Copthorne Hotels plc	63,353	381,124
Mitchells & Butlers plc	420,080	1,473,946
Mitie Group plc	868,427	1,604,423
Moneysupermarket.com Group plc	335,017	1,307,565
Morgan Advanced Materials plc	288,249	1,009,916
Morgan Sindall Group plc	59,763	936,370
N Brown Group plc	357,984	532,116
National Express Group plc	521,093	2,686,046
Nomad Foods Ltd. *	86,095	1,740,841
Northgate plc	392,346	1,939,303
Ocado Group plc *	94,270	999,760
Pagegroup plc	283,450	1,799,591
Paragon Banking Group plc	142,255	762,677
PayPoint plc	50,500	567,010
Security	Number of Shares	Value ($)
Pendragon plc	6,177,833	1,931,164
Petra Diamonds Ltd. *(a)	929,053	499,519
Pets at Home Group plc	664,509	1,086,093
Playtech plc	198,438	1,125,164
Polypipe Group plc	111,196	485,213
Premier Oil plc *	2,291,417	2,065,538
PZ Cussons plc	204,768	603,519
QinetiQ Group plc	639,178	2,421,302
Randgold Resources Ltd.	39,547	3,162,710
Rathbone Brothers plc	17,711	547,763
Redrow plc	109,642	656,375
Renishaw plc	9,835	537,075
Rentokil Initial plc	684,807	2,883,361
Rightmove plc	120,782	674,367
Rotork plc	448,056	1,498,932
Royal Bank of Scotland Group plc	660,603	1,839,129
RPC Group plc	189,475	1,732,873
RPS Group plc	327,298	647,280
Saga plc	1,170,428	1,683,005
Savills plc	114,507	1,061,413
Schroders plc	46,856	1,510,732
Schroders plc, Non-Voting Shares	21,221	617,330
Segro plc	244,796	1,884,007
Senior plc	402,034	1,232,119
Serco Group plc *	969,288	1,109,334
SIG plc	1,429,470	1,958,828
Spectris plc	89,930	2,746,918
Speedy Hire plc	376,043	275,402
Spirax-Sarco Engineering plc	30,268	2,369,274
Spire Healthcare Group plc	412,665	653,937
Spirent Communications plc	615,848	1,018,346
Sports Direct International plc *	373,352	1,380,492
SSP Group plc	177,695	1,419,955
ST Modwen Properties plc	129,037	629,248
St. James's Place plc	170,111	2,182,385
Stagecoach Group plc	862,517	1,726,663
Stock Spirits Group plc	97,829	239,155
Stolt-Nielsen Ltd.	68,550	825,476
Superdry plc	35,624	351,577
Synthomer plc	176,366	914,054
TalkTalk Telecom Group plc (a)	969,477	1,569,698
Telecom Plus plc	58,342	1,016,831
The Go-Ahead Group plc	65,668	1,444,468
The Restaurant Group plc (a)	403,064	740,548
The Unite Group plc	67,641	719,769
Thomas Cook Group plc	1,350,172	518,528
TP ICAP plc	176,005	697,948
Tullow Oil plc *	802,687	1,888,531
Tyman plc	143,671	473,856
Ultra Electronics Holdings plc	67,996	1,253,626
Vertu Motors plc	1,477,626	697,563
Vesuvius plc	246,358	1,656,510
Victrex plc	39,869	1,246,288
WH Smith plc	80,366	1,954,432
		200,771,823
Total Common Stock
(Cost $1,802,850,218)		1,764,450,182

Preferred Stock 0.2% of net assets

Germany 0.2%
Draegerwerk AG & Co. KGaA	11,165	608,313
Jungheinrich AG	40,210	1,339,427
Sartorius AG	7,525	955,112

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schaeffler AG	91,698	789,071
Sixt SE	5,104	346,740
Total Preferred Stock
(Cost $5,114,482)		4,038,663

Rights 0.0% of net assets

Australia 0.0%
Cromwell Property Group *(b)	129,752	92,856

Sweden 0.0%
Ahlstrom-Munksjo Oyj *	26,547	24,948

United Kingdom 0.0%
The Restaurant Group plc *	582,203	282,277
Total Rights
(Cost $571,179)		400,081

Other Investment Companies 3.3% of net assets

United States 3.3%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (c)	2,909,030	2,909,030
Security	Number of Shares	Value ($)
Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 2.13% (c)	55,352,634	55,352,634
Total Other Investment Companies
(Cost $58,261,664)		58,261,664

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 12/21/18	127	11,533,505	(86,353)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $48,728,482.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,640,187,885	$—	$—	$1,640,187,885
Hong Kong	82,537,385	—	— *	82,537,385
Luxembourg	9,771,320	—	— *	9,771,320
Portugal	7,923,912	—	— *	7,923,912
Spain	23,999,727	—	29,953	24,029,680
Preferred Stock[1]	4,038,663	—	—	4,038,663
Rights [1]	307,225	—	—	307,225
Australia	—	—	92,856	92,856
Other Investment Companies[1]	58,261,664	—	—	58,261,664
Liabilities
Futures Contracts[2]	(86,353)	—	—	(86,353)
Total	$1,826,941,428	$—	$122,809	$1,827,064,237
*	Level 3 amount shown includes securities determined to have no value at November 30, 2018.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of November 30, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 91.5% of net assets

Brazil 6.1%
Ambev S.A. ADR	2,108,508	9,003,329
B3 S.A. - Brasil Bolsa Balcao	383,972	2,794,469
Banco Bradesco S.A.	640,427	5,551,756
Banco do Brasil S.A.	1,372,005	15,802,773
BRF S.A. *	581,703	3,328,263
BRF S.A. ADR *	193,901	1,105,236
CCR S.A.	812,252	2,723,019
Centrais Eletricas Brasileiras S.A. *	284,156	1,791,558
Cia Energetica de Minas Gerais	105,229	345,440
Cielo S.A.	536,120	1,317,194
Companhia de Saneamento Basico do Estado de Sao Paulo	338,161	2,463,685
Embraer S.A.	667,663	3,756,337
Itau Unibanco Holding S.A.	388,093	3,090,882
JBS S.A.	2,176,456	6,611,151
Kroton Educacional S.A.	553,705	1,500,439
Petrobras Distribuidora S.A.	268,654	1,695,208
Petroleo Brasileiro S.A.	3,218,960	23,368,779
Tim Participacoes S.A.	798,837	2,445,083
Ultrapar Participacoes S.A.	446,429	5,443,835
Ultrapar Participacoes S.A. ADR	148,809	1,825,886
Vale S.A.	2,745,204	37,407,549
		133,371,871

Chile 0.6%
Cencosud S.A.	1,601,603	2,966,809
Empresas COPEC S.A.	293,542	3,956,044
Enel Americas S.A.	18,042,784	3,125,344
Latam Airlines Group S.A.	199,511	2,043,478
Sociedad Quimica y Minera de Chile S.A., B Shares	44,397	1,964,323
		14,055,998

China 20.3%
Agricultural Bank of China Ltd., H Shares	20,824,212	9,419,891
Alibaba Group Holding Ltd. ADR *	27,900	4,487,994
Anhui Conch Cement Co., Ltd., H Shares	517,071	2,699,083
Baidu, Inc. ADR *	25,163	4,737,690
Bank of China Ltd., H Shares	67,218,697	29,375,835
Bank of Communications Co., Ltd., H Shares	6,581,754	5,004,177
China Cinda Asset Management Co., Ltd., H Shares	6,290,260	1,687,959
China CITIC Bank Corp., Ltd., H Shares	6,285,266	3,983,633
China Communications Construction Co., Ltd., H Shares	3,459,444	3,359,649
China Communications Services Corp., Ltd., H Shares	3,018,296	2,518,541
China Construction Bank Corp., H Shares	70,493,280	60,082,443
Security	Number of Shares	Value ($)
China Evergrande Group	987,192	3,109,514
China Huarong Asset Management Co., Ltd., H Shares	7,036,532	1,447,633
China Life Insurance Co., Ltd.	380,124	4,086,333
China Merchants Bank Co., Ltd., H Shares	1,635,161	6,759,411
China Minsheng Banking Corp., Ltd., H Shares	5,415,563	3,999,866
China Mobile Ltd.	951,432	47,324,228
China National Building Material Co., Ltd., H Shares	4,694,176	3,653,009
China Overseas Land & Investment Ltd.	1,928,835	6,728,709
China Pacific Insurance (Group) Co., Ltd., H Shares	832,250	2,945,830
China Petroleum & Chemical Corp., H Shares	50,250,095	42,700,461
China Railway Construction Corp., Ltd., H Shares	2,154,945	2,759,167
China Railway Group Ltd., H Shares	3,311,686	3,042,651
China Resources Beer Holdings Co., Ltd.	1,106,668	3,747,462
China Resources Land Ltd.	1,283,430	4,756,026
China Resources Power Holdings Co., Ltd.	2,312,846	4,379,948
China Shenhua Energy Co., Ltd., H Shares	3,195,108	7,095,930
China Telecom Corp., Ltd., H Shares	19,493,190	10,486,705
China Unicom Hong Kong Ltd. ADR	785,526	9,222,075
CITIC Ltd.	3,432,659	5,509,274
CNOOC Ltd.	16,051,795	27,280,308
Country Garden Holdings Co., Ltd.	1,542,741	1,896,453
Dongfeng Motor Group Co., Ltd., H Shares	2,034,494	1,962,806
Great Wall Motor Co., Ltd., H Shares	2,374,749	1,517,266
Guangzhou R&F Properties Co., Ltd., H Shares	924,235	1,431,394
Haier Electronics Group Co., Ltd. *	816,875	1,901,858
Hengan International Group Co., Ltd.	253,067	2,067,998
Huaneng Power International, Inc., H Shares	6,161,822	3,842,404
Industrial & Commercial Bank of China Ltd., H Shares	52,775,317	37,495,545
Jiangxi Copper Co., Ltd., H Shares	2,459,121	2,969,516
Kingboard Holdings Ltd.	568,225	1,622,826
Kunlun Energy Co., Ltd.	2,743,094	3,319,439
Lenovo Group Ltd.	8,806,498	6,358,076
PetroChina Co., Ltd., H Shares	27,484,436	19,281,162
PICC Property & Casualty Co., Ltd., H Shares	3,996,033	4,100,328
Ping An Insurance Group Co. of China Ltd., H Shares	910,690	8,809,281
Shimao Property Holdings Ltd.	1,012,034	2,501,069
Sinopec Shanghai Petrochemical Co., Ltd.	35,740	1,636,177
Sinopharm Group Co., Ltd., H Shares	760,489	3,746,203

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tencent Holdings Ltd.	204,892	8,168,713
Weichai Power Co., Ltd., H Shares	1,640,195	1,760,552
		444,780,501

Colombia 0.4%
Bancolombia S.A.	142,942	1,420,659
Ecopetrol S.A.	7,232,674	6,935,926
Grupo Argos S.A.	304,502	1,521,642
		9,878,227

Czech Republic 0.2%
CEZ A/S	188,565	4,497,905

Greece 0.4%
Alpha Bank AE *	2,195,200	3,106,895
Hellenic Telecommunications Organization S.A.	183,965	2,174,594
National Bank of Greece S.A. *	1,218,632	1,412,911
Piraeus Bank S.A. *	1,112,878	1,102,549
		7,796,949

Hungary 0.5%
MOL Hungarian Oil & Gas plc	545,662	6,034,360
OTP Bank plc	109,000	4,358,364
		10,392,724

India 4.7%
Bharat Petroleum Corp., Ltd.	831,093	3,868,377
Bharti Airtel Ltd.	758,804	3,413,230
Coal India Ltd.	924,734	3,249,406
HCL Technologies Ltd.	185,152	2,696,453
Hero MotoCorp Ltd.	41,357	1,812,955
Hindalco Industries Ltd.	778,148	2,525,534
Hindustan Petroleum Corp., Ltd.	606,113	2,020,667
Housing Development Finance Corp., Ltd.	218,598	6,238,488
Indian Oil Corp., Ltd.	2,405,271	4,645,232
Infosys Ltd.	1,367,197	13,093,273
ITC Ltd.	715,098	2,932,420
JSW Steel Ltd.	421,749	1,901,637
NTPC Ltd.	1,256,079	2,528,558
Oil & Natural Gas Corp., Ltd.	2,825,849	5,688,595
Reliance Industries Ltd. GDR	599,636	19,847,952
State Bank of India *	1,537,155	6,278,085
Sun Pharmaceutical Industries Ltd.	245,411	1,734,550
Tata Consultancy Services Ltd.	234,043	6,609,587
Tata Motors Ltd. *	1,666,500	4,111,553
Tata Motors Ltd., DVR Shares *	628,261	845,103
Tata Steel Ltd.	228,690	1,737,447
Vedanta Ltd.	829,038	2,329,681
Wipro Ltd.	469,989	2,189,281
		102,298,064

Indonesia 1.4%
Golden Agri-Resources Ltd.	9,268,878	1,655,157
PT Astra International Tbk	13,111,960	7,838,298
PT Bank Central Asia Tbk	1,855,262	3,379,100
PT Bank Mandiri (Persero) Tbk	6,733,502	3,483,860
PT Bank Rakyat Indonesia (Persero) Tbk	18,143,599	4,592,192
PT Perusahaan Gas Negara (Persero) Tbk	16,289,537	2,226,607
Security	Number of Shares	Value ($)
PT Telekomunikasi Indonesia (Persero) Tbk	26,097,431	6,714,808
PT United Tractors Tbk	938,271	1,804,052
		31,694,074

Malaysia 1.5%
Axiata Group Berhad	3,949,857	3,426,450
CIMB Group Holdings Berhad	2,307,624	3,176,464
Genting Berhad	1,707,200	2,562,126
Malayan Banking Berhad	2,363,713	5,304,162
Maxis Berhad	1,602,300	2,079,218
Petronas Chemicals Group Berhad	1,364,700	3,000,416
Public Bank Berhad	914,100	5,443,750
Tenaga Nasional Berhad	2,278,600	7,754,156
		32,746,742

Mexico 3.4%
Alfa S.A.B. de C.V., A Shares	3,959,184	3,981,417
America Movil S.A.B. de C.V., Class L ADR	685,903	9,225,395
America Movil S.A.B. de C.V., Series L	28,054,232	18,863,001
Cemex S.A.B. de C.V. ADR *	439,174	2,257,354
Cemex S.A.B. de C.V., Series CPO *	7,723,332	3,974,456
Coca-Cola Femsa S.A.B. de C.V., Series L	374,238	2,254,726
Fomento Economico Mexicano S.A.B. de C.V.	1,317,910	11,430,966
Grupo Bimbo S.A.B. de C.V., Series A	1,396,349	2,676,609
Grupo Financiero Banorte S.A.B. de C.V., O Shares	911,914	4,175,063
Grupo Mexico S.A.B. de C.V., Series B	2,041,860	4,213,031
Grupo Televisa S.A.B. ADR	82,495	1,126,057
Grupo Televisa S.A.B., Series CPO	997,434	2,728,196
Wal-Mart de Mexico S.A.B. de C.V.	3,157,881	7,813,314
		74,719,585

Peru 0.2%
Credicorp Ltd.	16,705	3,663,239

Philippines 0.1%
PLDT, Inc.	129,979	2,871,341

Poland 1.8%
Bank Pekao S.A.	99,097	2,870,634
Energa S.A. *	689,009	1,652,356
KGHM Polska Miedz S.A. *	216,518	5,125,051
Orange Polska S.A. *	1,767,645	2,229,143
PGE Polska Grupa Energetyczna S.A. *	1,466,202	4,514,188
Polski Koncern Naftowy Orlen S.A.	379,746	11,030,507
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,676,836	2,853,417
Powszechna Kasa Oszczednosci Bank Polski S.A.	316,786	3,419,089
Powszechny Zaklad Ubezpieczen S.A.	367,297	4,154,185
Tauron Polska Energia S.A. *	4,184,301	2,483,822
		40,332,392

Republic of Korea 17.7%
CJ CheilJedang Corp.	6,788	2,034,674
CJ Corp.	20,311	2,364,589
Daelim Industrial Co., Ltd.	33,226	2,809,960
DB Insurance Co., Ltd.	40,854	2,467,386

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Doosan Heavy Industries & Construction Co., Ltd. *	142,351	1,447,702
E-MART, Inc.	19,975	3,474,843
GS Holdings Corp.	50,739	2,331,111
Hana Financial Group, Inc.	154,476	5,181,585
Hankook Tire Co., Ltd.	70,126	2,677,544
Hanwha Corp.	65,286	1,747,250
Hyosung Advanced Materials Corp. *	3,276	321,477
Hyosung Chemical Corp. *	2,410	287,020
Hyosung Corp.	10,185	471,566
Hyosung Heavy Industries Corp. *	7,726	312,913
Hyosung TNC Co., Ltd. *	3,256	541,723
Hyundai Engineering & Construction Co., Ltd.	85,288	4,184,700
Hyundai Glovis Co., Ltd.	21,997	2,423,506
Hyundai Heavy Industries Co., Ltd. *	46,278	5,449,570
Hyundai Marine & Fire Insurance Co., Ltd.	66,520	2,376,668
Hyundai Mobis Co., Ltd.	73,566	11,845,901
Hyundai Motor Co.	187,097	17,859,297
Hyundai Steel Co.	111,922	4,303,348
Hyundai Wia Corp.	44,517	1,296,650
Industrial Bank of Korea	210,787	2,783,039
KB Financial Group, Inc.	186,505	7,853,192
Kia Motors Corp.	570,423	15,520,676
Korea Electric Power Corp.	520,185	13,782,501
Korea Gas Corp. *	64,918	2,953,582
Korea Zinc Co., Ltd.	6,522	2,475,678
Korean Air Lines Co., Ltd.	82,373	2,344,171
KT&G Corp.	59,536	5,523,658
LG Chem Ltd.	32,155	9,910,837
LG Corp.	51,011	3,285,601
LG Display Co., Ltd.	535,819	8,388,977
LG Electronics, Inc.	148,443	9,600,890
LG Uplus Corp.	256,592	4,051,633
Lotte Chemical Corp.	12,436	3,023,159
Lotte Shopping Co., Ltd.	18,090	3,477,760
NAVER Corp.	17,898	2,019,802
POSCO	98,444	21,735,929
S-Oil Corp.	41,881	4,128,508
Samsung Electro-Mechanics Co., Ltd.	37,849	4,068,696
Samsung Electronics Co., Ltd.	3,094,618	115,535,718
Samsung Fire & Marine Insurance Co., Ltd.	22,675	5,512,233
Samsung Heavy Industries Co., Ltd. *	366,568	2,426,455
Samsung Life Insurance Co., Ltd.	38,477	2,969,143
Samsung SDI Co., Ltd.	17,689	3,258,645
Samsung SDS Co., Ltd.	11,343	1,983,343
Shinhan Financial Group Co., Ltd.	313,137	11,509,206
SK Holdings Co., Ltd.	10,284	2,582,583
SK Hynix, Inc.	218,561	13,570,494
SK Innovation Co., Ltd.	96,522	16,920,088
SK Networks Co., Ltd.	691,299	3,052,705
Woori Bank	301,378	4,207,650
		388,667,535

Russia 11.9%
Alrosa PJSC	1,432,031	2,130,962
Gazprom PJSC	38,568,955	92,913,423
Inter RAO UES PJSC	48,353,640	2,957,442
LUKOIL PJSC	875,531	64,024,491
Magnit PJSC	92,663	4,844,039
MMC Norilsk Nickel PJSC	40,330	7,672,955
Mobile TeleSystems PJSC	1,735,068	6,415,235
NovaTek PJSC	640,650	10,785,866
Rosneft Oil Co. PJSC	1,794,911	11,342,771
Rostelecom PJSC	3,453,017	3,675,688
Sberbank of Russia PJSC	5,810,920	16,837,588
Security	Number of Shares	Value ($)
Severstal PJSC	161,889	2,424,496
Sistema PJSC	28,062,270	3,591,578
Surgutneftegas PJSC	36,113,255	14,752,229
Tatneft PJSC	1,172,868	12,485,016
VTB Bank PJSC	5,581,100,000	3,108,673
		259,962,452

South Africa 5.1%
Absa Group Ltd.	439,027	4,875,879
AngloGold Ashanti Ltd.	427,877	4,293,196
Aspen Pharmacare Holdings Ltd.	88,942	943,412
Barloworld Ltd.	298,944	2,479,513
Bid Corp., Ltd.	178,310	3,294,033
FirstRand Ltd.	1,342,715	6,468,466
Gold Fields Ltd.	1,318,541	3,837,830
Impala Platinum Holdings Ltd. *	1,539,158	3,663,010
Imperial Holdings Ltd.	237,851	1,089,402
Motus Holdings Ltd. *	237,851	1,492,331
MTN Group Ltd.	2,996,372	18,882,033
Naspers Ltd., N Shares	18,461	3,678,554
Nedbank Group Ltd.	218,888	4,195,988
Remgro Ltd.	147,224	2,140,899
Sanlam Ltd.	636,897	3,528,913
Sappi Ltd.	370,438	2,023,133
Sasol Ltd.	637,395	18,675,622
Shoprite Holdings Ltd.	253,271	3,601,183
Standard Bank Group Ltd.	734,851	9,284,309
Steinhoff International Holdings N.V. *	24,032,775	3,085,069
The Bidvest Group Ltd.	146,903	2,175,007
Tiger Brands Ltd.	91,964	1,777,435
Vodacom Group Ltd.	312,902	2,831,999
Woolworths Holdings Ltd.	629,341	2,541,646
		110,858,862

Taiwan 11.4%
Acer, Inc. *	4,387,470	2,834,623
Asustek Computer, Inc.	1,042,176	7,376,081
AU Optronics Corp.	17,992,371	7,330,950
Catcher Technology Co., Ltd.	274,000	2,352,905
Cathay Financial Holding Co., Ltd.	2,565,840	4,044,333
Cheng Shin Rubber Industry Co., Ltd.	1,684,000	2,323,588
China Steel Corp.	8,601,088	6,701,820
Chunghwa Telecom Co., Ltd.	2,248,764	7,811,884
Compal Electronics, Inc.	11,031,000	6,303,122
CTBC Financial Holding Co., Ltd.	6,019,809	3,996,724
Delta Electronics, Inc.	1,258,696	5,312,419
Far Eastern New Century Corp.	4,105,061	3,791,666
Far EasTone Telecommunications Co., Ltd.	940,588	2,213,939
First Financial Holding Co., Ltd.	3,135,080	2,030,578
Formosa Chemicals & Fibre Corp.	1,787,882	6,181,823
Formosa Petrochemical Corp.	832,704	3,014,350
Formosa Plastics Corp.	1,658,704	5,385,140
Foxconn Technology Co., Ltd.	912,858	1,843,409
Fubon Financial Holding Co., Ltd.	3,295,116	5,220,579
Hon Hai Precision Industry Co., Ltd.	15,343,928	35,817,360
Hotai Motor Co., Ltd.	243,200	1,871,286
HTC Corp. *	1,733,822	2,564,018
Innolux Corp.	26,030,000	8,662,159
Inventec Corp.	4,921,646	3,531,269
Largan Precision Co., Ltd.	13,500	1,477,038
Lite-On Technology Corp.	2,849,229	3,783,370
MediaTek, Inc.	761,046	5,868,170
Mega Financial Holding Co., Ltd.	4,590,548	3,815,335
Nan Ya Plastics Corp.	2,520,588	6,080,213
Pegatron Corp.	4,028,234	6,839,818
Pou Chen Corp.	2,693,000	2,928,932

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Quanta Computer, Inc.	3,635,058	5,894,880
Synnex Technology International Corp.	2,266,178	2,667,044
Taiwan Cement Corp.	2,783,000	3,117,170
Taiwan Mobile Co., Ltd.	736,000	2,604,548
Taiwan Semiconductor Manufacturing Co., Ltd.	6,074,352	44,470,769
Uni-President Enterprises Corp.	2,316,796	5,430,666
United Microelectronics Corp.	11,961,931	4,485,506
Walsin Lihwa Corp.	3,813,000	2,283,975
Wistron Corp.	6,880,934	4,367,393
WPG Holdings Ltd.	2,646,880	3,222,505
Yuanta Financial Holding Co., Ltd.	4,300,000	2,191,776
		250,045,133

Thailand 2.5%
Advanced Info Service PCL NVDR	624,800	3,391,161
Bangkok Bank PCL	576,600	3,716,890
Charoen Pokphand Foods PCL NVDR	3,180,800	2,417,940
CP ALL PCL NVDR	761,000	1,579,270
Kasikornbank PCL NVDR	754,200	4,437,482
Krung Thai Bank PCL NVDR	3,085,400	1,895,099
PTT Exploration & Production PCL NVDR	1,208,600	4,850,937
PTT Global Chemical PCL NVDR	1,876,000	4,477,872
PTT PCL NVDR	10,167,000	15,225,382
Thai Beverage PCL	3,790,200	1,740,398
Thai Oil PCL NVDR	1,024,400	2,367,295
The Siam Cement PCL NVDR	348,900	4,689,131
The Siam Commercial Bank PCL NVDR	965,600	4,081,137
		54,869,994

Turkey 1.2%
Akbank T.A.S.	2,435,305	3,553,666
BIM Birlesik Magazalar A/S	140,294	2,258,345
Eregli Demir ve Celik Fabrikalari T.A.S.	951,002	1,375,048
Haci Omer Sabanci Holding A/S	1,419,407	2,225,365
KOC Holding A/S	1,148,253	3,364,251
Tupras-Turkiye Petrol Rafinerileri A/S	148,301	3,528,588
Turkcell Iletisim Hizmetleri A/S	472,812	2,846,328
Turkiye Garanti Bankasi A/S	2,248,787	3,542,814
Turkiye Halk Bankasi A/S	1,762,397	2,420,658
Turkiye Is Bankasi A/S, C Shares	2,274,508	1,845,829
		26,960,892

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	608,302	2,752,400
Total Common Stock
(Cost $1,944,473,388)		2,007,216,880

Preferred Stock 8.3% of net assets

Brazil 5.8%
Banco Bradesco S.A.	2,228,420	22,118,569
Braskem S.A., A Shares	201,991	2,824,371
Centrais Eletricas Brasileiras S.A., B Shares *	181,230	1,324,567
Cia Brasileira de Distribuicao	243,106	5,233,166
Companhia Energetica de Minas Gerais	2,889,637	9,478,498
Companhia Energetica de Sao Paulo, B Shares	467,976	2,350,267
Security	Number of Shares	Value ($)
Companhia Paranaense de Energia - Copel, B Shares	337,486	2,830,674
Gerdau S.A.	1,382,055	5,521,372
Itau Unibanco Holding S.A.	3,355,402	31,191,695
Itausa - Investimentos Itau S.A.	1,292,832	4,117,257
Metalurgica Gerdau S.A.	2,291,330	4,328,620
Petroleo Brasileiro S.A.	4,253,348	27,947,311
Telefonica Brasil S.A.	563,978	6,696,766
		125,963,133

Colombia 0.1%
Bancolombia S.A.	293,998	2,925,593

Republic of Korea 0.9%
Hyundai Motor Co., Ltd.	30,577	1,794,876
Hyundai Motor Co., Ltd. 2nd	46,618	2,902,838
LG Chem Ltd.	5,390	940,046
LG Electronics, Inc.	14,152	374,332
Samsung Electronics Co., Ltd.	482,739	14,534,494
		20,546,586

Russia 1.5%
Bashneft PJSC	47,797	1,316,064
Sberbank of Russia PJSC	418,998	1,057,625
Surgutneftegas PJSC	12,359,017	6,968,422
Transneft PJSC	9,005	23,591,008
		32,933,119
Total Preferred Stock
(Cost $140,738,299)		182,368,431

Other Investment Company 0.1% of net assets

United States 0.1%
Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% (a)	785,949	785,949
Total Other Investment Company
(Cost $785,949)		785,949

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 12/21/18	97	4,848,060	101,390
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,007,216,880	$—	$—	$2,007,216,880
Preferred Stock[1]	182,368,431	—	—	182,368,431
Other Investment Company[1]	785,949	—	—	785,949
Futures Contracts[2]	101,390	—	—	101,390
Total	$2,190,472,650	$—	$—	$2,190,472,650
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89447NOV18

Item 2. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	January 14, 2019

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	January 14, 2019